As filed with the Securities and Exchange Commission on March 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Core Bond Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT[a]			VALUE	†
(000's omitted)		(000's omitted)		z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (32.8%)
	$8,325	U.S. Treasury Bonds, 6.25%, due 8/15/23	$11,006	@
	12,335	U.S. Treasury Bonds, 5.50%, due 8/15/28	16,948	@
	1,200	U.S. Treasury Bonds, 4.50%, due 2/15/36	1,609	@
	4,315	U.S. Treasury Bonds, 3.88%, due 8/15/40	5,289	@
	6,223	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	6,059
	5,997	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	6,809
	1,150	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	1,281
	3,119	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	4,310
	2,006	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	1,815
	2,000	U.S. Treasury Notes, 0.63%, due 12/31/16	1,999	@
	2,000	U.S. Treasury Notes, 0.50%, due 2/28/17	1,996	@
	30,075	U.S. Treasury Notes, 0.50%, due 3/31/17	30,009	@
	4,910	U.S. Treasury Notes, 2.13%, due 12/31/21	5,078	@
	4,905	U.S. Treasury Notes, 2.75%, due 2/15/24	5,259	@
	405	U.S. Treasury Notes, 6.25%, due 5/15/30	607	@

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $98,298)	100,074

U.S. Government Agency Securities (2.1%)
	720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	720
	1,000	Federal Home Loan Bank, Unsecured Discount Notes, 0.00%, due 12/5/16	995
	1,560	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	2,115
	1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,199
	1,855	Residual Funding Corp., Principal Strip Bonds, 0.00%, due 4/15/30	1,224
	250	Tennessee Valley Authority, Senior Unsecured Notes, 5.25%, due 9/15/39	312

		Total U.S. Government Agency Securities (Cost $6,470)	6,565

Mortgage-Backed Securities (36.8%)

Collateralized Mortgage Obligations (0.0%)
	14	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.67%, due 5/25/32	14	µ

Commercial Mortgage-Backed (6.6%)
	390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	395
	431	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	436
	417	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	428	i
	386	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	402
	3,523	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.41%, due 9/10/46	191	µg
	4,962	Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class XA, 1.24%, due 10/10/47	347	µg
	2,633	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.59%, due 2/10/48	250	µg
	550	Citigroup Commercial Mortgage Trust, Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	571
	310	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	316
	505	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	519	i
	6,937	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.35%, due 5/10/47	437	µg
	729	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.25%, due 12/10/49	754	µ
	5,476	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.56%, due 10/10/46	392	µg
	7,120	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.41%, due 4/10/47	454	µg
	4,515	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.56%, due 4/10/47	318	µg
	3,977	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.50%, due 6/10/47	291	µg
	4,972	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.22%, due 12/10/47	304	µg
	335	Commercial Mortgage Trust, Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	347
	59	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.89%, due 6/15/39	60	µ
	146	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	147
	527	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 6.15%, due 9/15/39	548	µ
	78	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	79
	886	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	919	i
	250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.27%, due 2/15/41	263	µ
	717	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	734
	461	GS Mortgage Securities Trust, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	465
	3,243	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.24%, due 1/10/45	284	ñµg
	1,321	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.99%, due 8/10/45	1,360	µ
	335	GS Mortgage Securities Trust, Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	350
	1,764	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,801
	630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.96%, due 6/15/49	643	µ
	1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,265	i
	436	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	446
	4,737	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.39%, due 6/15/47	309	µg
	710	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	739
	87	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	87
	416	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	435
	2,872	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.81%, due 12/10/45	247	ñµg
	1,787	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.25%, due 8/10/49	164	ñµg
	500	Wells Fargo Commercial Mortgage Trust, Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	516
	3,933	Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC16, Class XA, 1.63%, due 8/15/50	295	µg
	7,288	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.61%, due 3/15/45	431	ñµg
	6,460	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 1.09%, due 11/15/47	385	µg
			20,124

Fannie Mae (18.7%)
	1,208	Pass-Through Certificates, 2.50%, due 4/1/30 – 11/1/30	1,235
	4,179	Pass-Through Certificates, 3.00%, due 8/1/29 – 5/1/45	4,322
	8,158	Pass-Through Certificates, 3.50%, due 12/1/41 – 1/1/46	8,559	Ø
	10,789	Pass-Through Certificates, 4.00%, due 2/1/41 – 12/1/45	11,565
	10,582	Pass-Through Certificates, 4.50%, due 11/1/39 – 10/1/44	11,530
	4,398	Pass-Through Certificates, 5.00%, due 1/1/17 – 1/1/44	4,860
	2,183	Pass-Through Certificates, 5.50%, due 11/1/32 – 3/1/41	2,441
	1,286	Pass-Through Certificates, 6.00%, due 3/1/33 – 11/1/38	1,462
	37	Pass-Through Certificates, 8.50%, due 4/1/34	42
	1,575	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	1,641	Ø
	2,350	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,460	Ø
	5,400	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,766	Ø
	520	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	565	Ø
	285	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	315	Ø
	295	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	329	Ø
		57,092
Freddie Mac (8.3%)
	209	Pass-Through Certificates, 2.34%, due 4/1/37	222	µ
	140	Pass-Through Certificates, 2.48%, due 2/1/37	147	µ
	4,783	Pass-Through Certificates, 3.50%, due 7/1/42 – 12/1/45	5,006
	7,783	Pass-Through Certificates, 4.00%, due 11/1/40 – 1/1/46	8,321	Ø
	4,214	Pass-Through Certificates, 4.50%, due 6/1/39 – 2/1/45	4,586
	521	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	573
	1,260	Pass-Through Certificates, 5.50%, due 12/1/22 – 11/1/38	1,403
	25	Pass-Through Certificates, 6.00%, due 12/1/37	28
	5	Pass-Through Certificates, 6.50%, due 11/1/25	6
	1,285	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	1,343	Ø
	3,460	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	3,693	Ø
	195	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	212	Ø
			25,540
Government National Mortgage Association (3.2%)
	645	Pass-Through Certificates, 3.50%, due 9/20/45	681
	1,234	Pass-Through Certificates, 4.00%, due 11/20/44 & 10/20/45	1,320
	1,995	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,103	Ø
	5,205	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,562	Ø
			9,666

		Total Mortgage-Backed Securities (Cost $112,361)	112,436

Corporate Debt Securities (26.2%)

Aerospace & Defense (0.6%)
	1,005	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	1,019
	810	Lockheed Martin Corp., Senior Unsecured Notes, 2.50%, due 11/23/20	816
			1,835
Agriculture (0.8%)
	385	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	419
	405	Reynolds American, Inc., Guaranteed Notes, 4.45%, due 6/12/25	430
	1,620	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	1,562	@
			2,411
Airlines (0.4%)
	1,170	Southwest Airlines Co., Senior Unsecured Notes, 2.65%, due 11/5/20	1,176

Auto Manufacturers (1.2%)
	800	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.55%, due 10/5/18	795
	1,140	Ford Motor Credit Co. LLC, Senior Unsecured Global Medium-Term Notes, 4.39%, due 1/8/26	1,149
	830	General Motors Financial Co., Inc., Guaranteed Notes, 3.10%, due 1/15/19	823
	840	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	800
			3,567
Banks (6.8%)
	640	Bank of America Corp., Subordinated Medium-Term Notes, 4.00%, due 1/22/25	627
	750	Bank of America Corp., Subordinated Notes, Ser. L, 3.95%, due 4/21/25	732
	1,100	Bank of America Corp., Subordinated Medium-Term Notes, 4.25%, due 10/22/26	1,085	@
	820	Barclays PLC, Senior Unsecured Notes, 2.00%, due 3/16/18	819
	735	Barclays PLC, Senior Unsecured Notes, 4.38%, due 1/12/26	742
	1,149	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	1,153	@
	805	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	804	@
	575	Citigroup, Inc., Subordinated Notes, 4.40%, due 6/10/25	573
	1,075	Citigroup, Inc., Subordinated Notes, 4.45%, due 9/29/27	1,063
	295	Citigroup, Inc., Subordinated Notes, 5.30%, due 5/6/44	299
	705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	684	µ@
	980	Credit Suisse Group Funding Guernsey Ltd., Guaranteed Notes, 3.80%, due 9/15/22	991
	485	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, due 7/27/20	491
	920	Goldman Sachs Group, Inc., Subordinated Notes, 4.25%, due 10/21/25	918
	1,350	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	1,331	µ
	1,245	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,245	@
	540	JPMorgan Chase & Co., Subordinated Notes, 4.13%, due 12/15/26	539
	705	JPMorgan Chase & Co., Subordinated Notes, 4.95%, due 6/1/45	706
	1,185	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	1,183	µ
	1,415	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	1,327	µ
	705	Morgan Stanley, Subordinated Global Medium-Term Notes, 4.35%, due 9/8/26	707	@
	1,405	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	1,356	µ
	525	MUFG Union Bank N.A., Senior Unsecured Bank Notes, 2.25%, due 5/6/19	525
	380	Wells Fargo & Co., Subordinated Medium-Term Notes, 4.65%, due 11/4/44	369
	515	Wells Fargo & Co., Subordinated Global Medium-Term Notes, 4.90%, due 11/17/45	520
			20,789
Beverages (0.9%)
	2,015	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 3.65%, due 2/1/26	2,040
	640	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, due 2/1/46	663
			2,703
Biotechnology (0.4%)
	560	Amgen, Inc., Senior Unsecured Notes, 2.20%, due 5/22/19	563
	740	Biogen, Inc., Senior Unsecured Notes, 5.20%, due 9/15/45	751
			1,314
Commercial Services (0.5%)
	700	ERAC USA Finance LLC, Guaranteed Notes, 2.35%, due 10/15/19	695	ñ
	940	ERAC USA Finance LLC, Guaranteed Notes, 3.80%, due 11/1/25	938	ñ
			1,633

Computers (1.3%)
	1,995	HP Enterprise Co., Senior Unsecured Notes, 3.60%, due 10/15/20	2,000	ñ
	1,250	HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	1,186	ñ
	830	Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	625	ñ
			3,811
Diversified Financial Services (0.8%)
	400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	400
	1,230	Synchrony Financial, Senior Unsecured Notes, 2.60%, due 1/15/19	1,228
	701	Visa, Inc., Senior Unsecured Notes, 4.30%, due 12/14/45	727
			2,355
Electric (1.0%)
	665	Dominion Resources, Inc., Senior Unsecured Notes, 3.90%, due 10/1/25	673
	620	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 1.59%, due 6/1/17	619
	725	South Carolina Electric & Gas Co., First Mortgage, 5.10%, due 6/1/65	771
	980	Southern Power Co., Senior Unsecured Notes, Ser. 15B, 2.38%, due 6/1/20	961
			3,024
Food (0.2%)
	420	Kraft Heinz Foods Co., Guaranteed Notes, 5.20%, due 7/15/45	441	ñ

Healthcare - Services (0.1%)
	390	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.50%, due 3/30/20	391

Insurance (0.5%)
	650	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	662	µ
	870	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	845	µ
			1,507
Machinery-Diversified (0.4%)
	1,300	Roper Technologies, Inc., Senior Unsecured Notes, 3.00%, due 12/15/20	1,311

Media (1.8%)
	1,450	CCO Safari II LLC, Senior Secured Notes, 3.58%, due 7/23/20	1,458	ñ
	345	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	345	ñ
	520	CCO Safari II LLC, Senior Secured Notes, 6.48%, due 10/23/45	523	ñ
	640	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, due 6/15/20	630
	375	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	374
	460	Viacom, Inc., Senior Unsecured Notes, 2.75%, due 12/15/19	455
	1,055	Viacom, Inc., Senior Unsecured Notes, 4.38%, due 3/15/43	730
	965	Walt Disney Co., Senior Unsecured Global Medium-Term Notes, 4.13%, due 6/1/44	972
			5,487
Mining (0.1%)
	320	Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	209	ñ

Miscellaneous Manufacturers (0.1%)
	365	General Electric Co., Senior Unsecured Notes, 4.50%, due 3/11/44	379

Office - Business Equipment (0.1%)
	450	Xerox Corp., Senior Unsecured Notes, 2.75%, due 9/1/20	424

Oil & Gas (0.7%)
	560	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	411
	810	ConocoPhillips Co., Guaranteed Notes, 2.20%, due 5/15/20	755
	855	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	614
	475	Shell Int'l Finance BV, Guaranteed Notes, 4.38%, due 5/11/45	441
			2,221

Pharmaceuticals (2.4%)
	1,215	AbbVie, Inc., Senior Unsecured Notes, 2.50%, due 5/14/20	1,207	@
	1,780	Actavis Funding SCS, Guaranteed Notes, 3.45%, due 3/15/22	1,806	@
	1,045	Baxalta, Inc., Senior Unsecured Notes, 4.00%, due 6/23/25	1,039	ñ@
	1,080	Bayer US Finance LLC, Guaranteed Notes, 2.38%, due 10/8/19	1,095	ñ@
	565	Express Scripts Holding Co., Guaranteed Notes, 2.25%, due 6/15/19	561
	1,471	Mylan NV, Guaranteed Notes, 3.75%, due 12/15/20	1,488	ñ
			7,196
Pipelines (1.2%)
	650	Energy Transfer Partners L.P., Senior Unsecured Notes, 4.15%, due 10/1/20	575
	690	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	534
	715	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	587
	1,115	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	874	@
	535	Plains All American Pipeline L.P./PPA Finance Corp., Senior Unsecured Notes, 4.65%, due 10/15/25	458
	740	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	540
			3,568
Real Estate (0.5%)
	685	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	681	ñ
	945	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 2.70%, due 9/17/19	946	ñ
			1,627
Real Estate Investment Trusts (0.3%)
	915	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	901

Software (0.1%)
	365	Microsoft Corp., Senior Unsecured Notes, 4.45%, due 11/3/45	375

Telecommunications (3.0%)
	1,145	AT&T, Inc., Senior Unsecured Notes, 3.40%, due 5/15/25	1,096	@
	2,200	AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	2,103	@
	1,155	AT&T, Inc., Senior Unsecured Notes, 4.75%, due 5/15/46	1,021	@
	1,220	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,272	@
	570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	556
	2,140	Verizon Communications, Inc., Senior Unsecured Notes, 4.27%, due 1/15/36	1,913
	685	Verizon Communications, Inc., Senior Unsecured Notes, 5.01%, due 8/21/54	609
	863	Verizon Communications, Inc., Senior Unsecured Notes, 4.67%, due 3/15/55	727
			9,297

		Total Corporate Debt Securities (Cost $82,369)	79,952

Asset-Backed Securities (3.9%)
	1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 0.99%, due 4/25/36	1,225	µ
	1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 1.13%, due 5/25/35	1,098	µ
	530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.93%, due 9/25/35	482	µ
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.91%, due 10/25/35	966	µ
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.89%, due 12/25/33	14	µ
	110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.80%, due 1/25/36	103	µ
	250	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, 0.93%, due 10/25/34	230	µ
	23	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.65%, due 4/25/33	22	µ
	775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.40%, due 4/25/35	680	µ
	1,410	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.78%, due 3/25/36	1,216	µ
	720	Morgan Stanley ABS Capital I, Inc., Ser. 2006-NC1, Class M1, 0.81%, due 12/25/35	598	µ
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.89%, due 1/25/36	1,138	µ
	7	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.11%, due 3/25/33	6	µ
	750	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.91%, due 4/25/35	691	µ
	770	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.93%, due 7/25/35	707	µ
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.96%, due 3/25/35	8	µ
	775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.39%, due 5/25/35	674	µ
	1,560	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 1.10%, due 6/25/35	1,382	µ
	900	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.90%, due 11/25/35	746	µ
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.11%, due 1/25/34	4	µ

		Total Asset-Backed Securities (Cost $11,959)	11,990

Government Securities (2.9%)

Sovereign (2.9%)
EUR	538	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	731
MXN	33,660	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	2,047
NZD	4,790	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	3,475
ZAR	37,490	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	1,640
EUR	525	Spain Government Bond, Bonds, 5.15%, due 10/31/44	840	ñ

		Total Government Securities (Cost $10,214)	8,733

NUMBER OF SHARES

Short-Term Investments (2.7%)
	8,283,414	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $8,283)	8,283	h

		Total Investments (107.4%) (Cost $329,954)	328,033	##

		Liabilities, less cash, receivables and other assets [(7.4%)]	(22,480)	¢¢

		Total Net Assets (100.0%)	$305,553

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT[a]			VALUE	†
(000's omitted)			(000's omitted)	z

Corporate Debt Securities (24.6%)

Azerbaijan (0.8%)
	$200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	$203
	576	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Euro Medium-Term Notes, 4.75%, due 3/13/23	472	@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 6.95%, due 3/18/30	164	@
839
Brazil (1.9%)
	400	Brazil Minas SPE via State of Minas Gerais, Senior Unsecured Government Guaranteed Notes, 5.33%, due 2/15/28	306	@
	200	BRF SA, Senior Unsecured Notes, 4.75%, due 5/22/24	182	@
	150	Itau Unibanco Holding SA, Subordinated Notes, 5.75%, due 1/22/21	144	@
	400	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	389	@
	380	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	354	@
	470	Pacific Exploration and Production Corp., Guaranteed Notes, 5.13%, due 3/28/23	56	@
	175	Pacific Exploration and Production Corp., Guaranteed Notes, 5.63%, due 1/19/25	22	@
	200	Petrobras Global Finance BV, Guaranteed Notes, 5.75%, due 1/20/20	157	@
	200	Petrobras Global Finance BV, Guaranteed Notes, 5.38%, due 1/27/21	150	@
	150	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	147	@
	100	Vale Overseas Ltd., Guaranteed Unsecured Notes, 8.25%, due 1/17/34	73	@
	50	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/21/36	32
2,012
Chile (0.6%)
	240	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.50%, due 8/1/24	237	@
	200	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	190	@
	250	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	233	@
660
China (2.1%)
	200	Alibaba Group Holding Ltd., Guaranteed Notes, 3.60%, due 11/28/24	193	@
	200	China Cinda Finance 2014 Ltd., Guaranteed Notes, 5.63%, due 5/14/24	210	@
	200	China Overseas Finance Cayman III Ltd., Guaranteed Notes, 6.38%, due 10/29/43	211	@
	300	CITIC Pacific Ltd., Senior Unsecured Notes, 6.80%, due 1/17/23	349	@
	205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	215	@
	400	Moon Wise Global Ltd., Guaranteed Notes, 9.00%, due 1/29/49	428	µ@
	200	Proven Honour Capital Ltd., Guaranteed Notes, 4.13%, due 5/19/25	199	@
	200	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	210	@
	200	Tencent Holdings Ltd., Senior Unsecured Notes, 3.80%, due 2/11/25	199	@
2,214
Colombia (1.9%)
	267	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.88%, due 4/21/25	248	ñ@
	150	Bancolombia SA, Subordinated Yankee Notes, 6.13%, due 7/26/20	154	@
	149	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	103	@
	370	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.13%, due 11/10/21	365	@
COP	1,278,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.38%, due 2/1/21	373	@
COP	807,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.63%, due 9/10/24	210	ñ@
	$200	Grupo Aval Ltd., Guaranteed Notes, 4.75%, due 9/26/22	181	@
	360	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	320	@
	250	Pacific Exploration and Production Corp., Guaranteed Notes, 7.25%, due 12/12/21	31	@
	175	Pacific Exploration and Production Corp., Guaranteed Notes, 5.63%, due 1/19/25	22	ñ@
2,007
Guatemala (0.4%)
	200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	198	ñ@
	260	Comcel Trust via Comunicaciones Celulares SA, Guaranteed Notes, 6.88%, due 2/6/24	208	ñ@
406
Hong Kong (1.4%)
	250	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 4.25%, due 11/20/24	249	µ@
	350	CLP Power HK Finance Ltd., Guaranteed Notes, 4.25%, due 5/29/49	351	µ@
	200	Hutchison Whampoa Int'l 14 Ltd., Guaranteed Notes, 3.63%, due 10/31/24	202	@
	200	New World China Land Ltd., Senior Unsecured Euro Medium-Term Notes, 5.38%, due 11/6/19	206
	250	Shimao Property Holdings Ltd., Guaranteed Notes, 8.13%, due 1/22/21	266	@
	200	Sun Hung Kai Properties Capital Market Ltd., Guaranteed Euro Medium-Term Notes, 3.63%, due 1/16/23	203
1,477
India (1.2%)
	250	Bharti Airtel Int'l Netherlands BV, Guaranteed Notes, 5.35%, due 5/20/24	261	ñ@
	300	IDBI Bank Ltd./DIFC Dubai, Senior Unsecured Euro Medium-Term Notes, 3.75%, due 1/25/19	300	@
	200	Indian Oil Corp. Ltd., Senior Unsecured Euro Medium-Term Notes, 5.75%, due 8/1/23	219	@
	250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	243	@
	250	Reliance Industries Ltd., Senior Unsecured Notes, 4.88%, due 2/10/45	227	ñ@
1,250
Indonesia (1.0%)
	300	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	305	ñ@
	750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	587	ñ@
	200	Pertamina Persero PT, Senior Unsecured Euro Medium-Term Notes, 6.45%, due 5/30/44	173	@
1,065
Iraq (0.1%)
	200	Genel Energy Finance PLC, Guaranteed Notes, 7.50%, due 5/14/19	110	ñ@

Ireland (0.2%)
	200	Mobile Telesystems OJSC via MTS Int'l Funding Ltd., Senior Unsecured Notes, 5.00%, due 5/30/23	185	@

Israel (0.5%)
	400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	485	@

Jamaica (0.4%)
	300	Digicel Group Ltd., Senior Unsecured Notes, 8.25%, due 9/30/20	243	@
	200	Digicel Ltd., Senior Unsecured Notes, 6.00%, due 4/15/21	174	@
			417
Kazakhstan (0.3%)
	200	KazMunayGas National Co., JSC, Senior Unsecured Euro Medium-Term Notes, 9.13%, due 7/2/18	214	@
	200	Zhaikmunai LLP, Guaranteed Notes, 6.38%, due 2/14/19	146	@
360
Korea (0.4%)
	200	Korea National Oil Corp., Senior Unsecured Notes, 3.25%, due 10/1/25	205	ñ@
	200	Woori Bank Co., Ltd., Subordinated Notes, 4.75%, due 4/30/24	208	ñ@
413
Luxembourg (0.1%)
	200	Cosan Luxembourg SA, Guaranteed Notes, 5.00%, due 3/14/23	154	@

Mexico (3.1%)
	325	Alfa SAB de CV, Senior Unsecured Notes, 6.88%, due 3/25/44	300	ñ@
	200	Alpek SAB de CV, Guaranteed Notes, 5.38%, due 8/8/23	202	@
	200	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	215	@
	400	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	404	@
	200	Elementia SAB de CV, Guaranteed Notes, 5.50%, due 1/15/25	185	@
	196	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	177	ñ@
	245	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	222	@
	41	Petroleos Mexicanos, Guaranteed Notes, 6.88%, due 8/4/26	42	ñ
	700	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	596	@
	250	PLA Administradora Industrial S de RL de CV, Senior Unsecured Notes, 5.25%, due 11/10/22	230	ñ@
	150	Servicios Corporativos Javer SAPI de CV, Guaranteed Notes, 9.88%, due 4/6/21	152
	200	Trust F/1401, Senior Unsecured Notes, 5.25%, due 12/15/24	198	@
	400	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	378	@
3,301
Morocco (0.3%)
	350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	348	ñ@

Peru (1.2%)
	200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	201	ñ@
	200	BBVA Banco Continental SA, Subordinated Notes, 5.25%, due 9/22/29	192	µ@
	271	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.25%, due 7/15/29	264	ñµ@
	83	InRetail Consumer, Guaranteed Notes, 5.25%, due 10/10/21	81	ñ
	205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	189	@
	50	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	42
	312	Union Andina de Cementos SAA, Senior Unsecured Notes, 5.88%, due 10/30/21	300	ñ@
1,269
Russia (2.0%)
	400	Alfa Bank OJSC via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	414	@
	200	Bank Otkritie Financial Corp OJSC via OFCB Capital PLC, Senior Unsecured Notes, 7.25%, due 4/25/18	200	@
	600	Credit Bank of Moscow via CBOM Finance PLC, Senior Unsecured Notes, 7.70%, due 2/1/18	592	@
	200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	179	@
	200	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, Ser. 7, 5.72%, due 6/16/21	201	@
	200	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	201	ñ@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Euro Medium-Term Notes, 6.80%, due 11/22/25	286	@
2,073
Singapore (0.6%)
	300	Global Logistic Properties Ltd., Senior Unsecured Notes, 3.88%, due 6/4/25	295	@
	350	Oversea-Chinese Banking Corp. Ltd., Subordinated Notes, 3.15%, due 3/11/23	354	µ@
649
South Africa (0.4%)
	250	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	216	@
	200	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 7.13%, due 2/11/25	173	ñ@
389
Thailand (0.4%)
	200	PTT Exploration & Production PCL, Subordinated Notes, 4.88%, due 12/29/49	186	**
	200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	208
394
Trinidad And Tobago (0.4%)
	400	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	401	@

Tunisia (0.2%)
	294	Banque Centrale de Tunisie SA, Senior Unsecured Notes, 5.75%, due 1/30/25	244	ñ

Turkey (1.0%)
	200	Akbank TAS, Senior Unsecured Notes, 5.13%, due 3/31/25	187	ñ@
	300	Finansbank AS, Senior Unsecured Notes, 6.25%, due 4/30/19	314	@
	200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	216	ñ@
	200	Turkiye Vakiflar Bankasi Tao, Subordinated Notes, 6.00%, due 11/1/22	193	@
	200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	204	ñ@
1,114
United Arab Emirates (0.9%)
	320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	305	ñ@
	200	Emirates NBD PJSC, Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	200	µ@
	450	MAF Global Securities Ltd., Guaranteed Notes, 7.13%, due 10/29/49	455	µ@
960
United Kingdom (0.2%)
	200	Sable Int'l Finance Ltd., Guaranteed Notes, 6.88%, due 8/1/22	186	ñ@

United States (0.1%)
	200	Braskem America Finance Co., Guaranteed Notes, 7.13%, due 7/22/41	155

Venezuela (0.3%)
	203	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	79	@
	730	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	216	@
295
Zambia (0.2%)
	200	Myriad Int'l Holdings BV, Guaranteed Notes, 5.50%, due 7/21/25	191	ñ@

		Total Corporate Debt Securities (Cost $28,956)	26,023

Emerging Markets Securities (0.1%)

Sovereign (0.1%)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.88%, due 8/12/24 (Cost $227)	111	ñ@

Government Securities (65.6%)

Angola (0.2%)
	$280	Angolan Government International Bond, Senior Unsecured Notes, 9.50%, due 11/12/25	234

Argentina (1.6%)
	310	Argentine Republic Government International Bond, Senior Unsecured Notes, Ser. 1, 8.75%, due 6/2/17	350	‡
EUR	210	Argentine Republic Government International Bond, Senior Unsecured Notes, 7.82%, due 12/31/33	236	‡
	$491	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	552	‡
	519	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	571	‡
1,709
Armenia (0.3%)
	287	Republic of Armenia, Unsecured Notes, 7.15%, due 3/26/25	275	ñ@

Belize (0.3%)
	508	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	335	**@

Brazil (4.4%)
BRL	8,425	Brazil Letras do Tesouro Nacional, Bills, 12.38%-15.19%, due 1/1/19	1,390	b
BRL	3,892	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/21	798
BRL	4,999	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/25	919
	$673	Brazilian Government International Bond, Senior Unsecured Notes, 4.88%, due 1/22/21	643	@
	900	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	909	@
4,659
Colombia (4.5%)
COP	423,000	Colombia Government International Bond, Senior Unsecured Notes, 4.38%, due 3/21/23	105
	$320	Colombia Government International Bond, Senior Unsecured Notes, 4.50%, due 1/28/26	301
COP	921,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	313	@
	$200	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	210	@
	710	Colombia Government International Bond, Senior Unsecured Notes, 5.63%, due 2/26/44	620	@
COP	5,171,800	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	1,464	@
COP	2,041,600	Colombian TES, Bonds, Ser. B, 7.50%, due 8/26/26	562	@
COP	3,681,300	Colombian TES, Bonds, Ser. B, 6.00%, due 4/28/28	862	@
COP	1,072,500	Colombian TES, Bonds, Ser. B, 7.75%, due 9/18/30	285	@
4,722
Costa Rica (0.3%)
	$320	Costa Rica Government International Bond, Senior Unsecured Notes, 7.00%, due 4/4/44	269

Cote D'Ivoire (1.2%)
	1,500	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	1,303	**@

Croatia (1.3%)
	400	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	436	@
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.63%, due 7/14/20	218	@
	600	Croatia Government International Bond, Senior Unsecured Notes, 6.38%, due 3/24/21	651
EUR	100	Croatia Government International Bond, Senior Unsecured Notes, 3.00%, due 3/11/25	101
1,406
Dominican Republic (1.1%)
DOP	2,040	Dominican Republic International Bond, Senior Unsecured Notes, 11.00%, due 1/5/18	45	Ñ
DOP	1,200	Dominican Republic International Bond, Bonds, 15.95%, due 6/4/21	33	Ñ
DOP	10,330	Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	225	#
DOP	20,000	Dominican Republic International Bond, Bonds, 11.50%, due 5/10/24	459	Ñ
	$123	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	119	ñ
	280	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	270
1,151
Ecuador (1.1%)
	527	Ecuador Government International Bond, Senior Unsecured Notes, 10.50%, due 3/24/20	390	ñ
	200	Ecuador Government International Bond, Unsecured Notes, 10.50%, due 3/24/20	148
	930	Ecuador Government International Bond, Unsecured Notes, 7.95%, due 6/20/24	644	@
1,182
Egypt (0.2%)
	224	Egypt Government International Bond, Senior Unsecured Notes, 5.88%, due 6/11/25	187	ñ

El Salvador (0.4%)
	504	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	400	@
	100	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	79	@
479
Ghana (0.4%)
	400	Republic of Ghana, Government Guaranteed Notes, 10.75%, due 10/14/30	379

Hungary (7.0%)
HUF	362,190	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	1,576	@
HUF	422,460	Hungary Government Bond, Bonds, 6.00%, due 11/24/23	1,783
HUF	481,520	Hungary Government Bond, Bonds, 5.50%, due 6/24/25	1,996	@
	$1,490	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	2,036	@
7,391
Indonesia (7.0%)
	800	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,013	@
IDR	3,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 7.88%, due 4/15/19	251	@
IDR	22,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	1,641	@
IDR	6,000,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 9/15/26	437
IDR	9,975,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	752	@
IDR	9,804,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.75%, due 5/15/31	731	@
IDR	18,544,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	1,307	@
IDR	18,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.25%, due 5/15/36	1,300
7,432
Iraq (0.2%)
	$390	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	247

Jamaica (0.2%)
	200	Jamaica Government International Bond, Senior Unsecured Notes, 7.88%, due 7/28/45	192

Kazakhstan (0.0%)
	0	Kazakhstan Government International Bond, Senior Unsecured Notes, 6.50%, due 7/21/45	0

Kenya (1.0%)
	306	Kenya Government International Bond, Senior Unsecured Notes, 6.88%, due 6/24/24	273	ñ@
KES	90,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	754	@
1,027
Malaysia (3.7%)
	$1,000	1MDB Global Investments Ltd., Senior Unsecured Notes, 4.40%, due 3/9/23	885	@
MYR	2,000	Malaysia Government Bond, Senior Unsecured Notes, 3.65%, due 10/31/19	486	@
MYR	880	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	212
MYR	400	Malaysia Government Bond, Senior Unsecured Notes, 4.05%, due 9/30/21	98
MYR	2,000	Malaysia Government Bond, Senior Unsecured Notes, 3.80%, due 9/30/22	486
MYR	2,300	Malaysia Government Bond, Senior Unsecured Notes, 4.18%, due 7/15/24	563	@
MYR	4,000	Malaysia Government Bond, Senior Unsecured Notes, 3.96%, due 9/15/25	970	@
MYR	750	Malaysia Government Bond, Senior Unsecured Notes, 4.94%, due 9/30/43	186	@
3,886
Mexico (2.3%)
MXN	7,134	Mexican Bonos, Senior Unsecured Notes, Ser. M30, 8.50%, due 11/18/38	467
MXN	16,984	Mexican Udibonos, Bonds, Ser. S, 2.50%, due 12/10/20	930
	$575	Mexico Government International Bond, Senior Unsecured Notes, 4.13%, due 1/21/26	576
	205	Mexico Government International Bond, Senior Unsecured Notes, 5.55%, due 1/21/45	207	@
	262	Mexico Government International Bond, Senior Unsecured Notes, 4.60%, due 1/23/46	232
2,412
Mongolia (0.6%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Euro Medium-Term Notes, 5.75%, due 3/21/17	466	@
	300	Mongolia Government International Bond, Senior Unsecured Notes, 5.13%, due 12/5/22	222	@
688
Nigeria (0.2%)
	200	Nigeria Government International Bond, Senior Unsecured Notes, 6.38%, due 7/12/23	177

Pakistan (0.5%)
	200	Pakistan Government International Bond, Senior Unsecured Notes, 7.25%, due 4/15/19	204
	347	Pakistan Government International Bond, Senior Unsecured Notes, 8.25%, due 4/15/24	350	@
554
Peru (1.3%)
PEN	1,641	Peruvian Government International Bond, Unsecured Notes, 5.70%, due 8/12/24	425	ñ
PEN	3,493	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	916
1,341
Philippines (0.2%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	243	@

Poland (2.2%)
PLN	2,298	Poland Government Bond, Bonds, 1.50%, due 4/25/20	548	@
PLN	1,861	Poland Government Bond, Bonds, 5.75%, due 9/23/22	543	@
PLN	4,433	Poland Government Bond, Bonds, 2.75%, due 8/25/23	1,182	@
PLN	451	Poland Government Bond, Bonds, 3.25%, due 7/25/25	113
2,386
Romania (1.7%)
RON	3,000	Romania Government Bond, Bonds, 5.75%, due 4/29/20	815	@
RON	3,705	Romania Government Bond, Bonds, 4.75%, due 2/24/25	968
1,783
Russia (4.5%)
RUB	78,481	Russian Federal Bond - OFZ, Bonds, 7.50%, due 3/15/18	991	@
RUB	145,516	Russian Federal Bond - OFZ, Bonds, 7.50%, due 2/27/19	1,802	@
RUB	78,964	Russian Federal Bond - OFZ, Bonds, 6.70%, due 5/15/19	948
RUB	49,203	Russian Federal Bond - OFZ, Bonds, 7.60%, due 7/20/22	577	@
	$200	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.00%, due 4/29/20	208
	200	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.88%, due 9/16/43	196
4,722
Senegal (0.6%)
	200	Senegal Government International Bond, Senior Unsecured Notes, 8.75%, due 5/13/21	210
	200	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	178	ñ
	260	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	231
619
Serbia (0.3%)
	290	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	325	@

Slovenia (0.4%)
	400	Slovenia Government International Bond, Senior Unsecured Notes, 5.25%, due 2/18/24	446

South Africa (3.2%)
ZAR	28,112	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	1,654	@
ZAR	17,409	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	968	@
ZAR	6,289	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	354
	$150	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	146
	300	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	314	@
3,436
Sri Lanka (0.6%)
	200	Sri Lanka Government International Bond, Senior Unsecured Notes, 5.88%, due 7/25/22	181
	561	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.85%, due 11/3/25	511
692
Thailand (3.5%)
THB	32,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	988	@
THB	26,000	Thailand Government Bond, Senior Unsecured Notes, 3.65%, due 12/17/21	795	@
THB	17,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	541	@
THB	43,148	Thailand Government Bond, Senior Unsecured Notes, 3.85%, due 12/12/25	1,366	@
3,690
Turkey (5.6%)
TRY	5,550	Turkey Government Bond, Bonds, 7.40%, due 2/5/20	1,688	@
TRY	3,618	Turkey Government Bond, Bonds, 9.40%, due 7/8/20	1,177
TRY	2,021	Turkey Government Bond, Bonds, 3.00%, due 8/2/23	696
TRY	1,855	Turkey Government Bond, Bonds, 9.00%, due 7/24/24	577
	$920	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 11/7/19	1,037	@
	780	Turkey Government International Bond, Senior Unsecured Notes, 5.13%, due 3/25/22	811	@
5,986
Ukraine (0.5%)
	5	Ukraine Government International Bond, Unsecured Notes, 7.75%, due 9/1/19	5	ñ
	271	Ukraine Government International Bond, Unsecured Notes, 7.75%, due 9/1/20	255	ñ
	200	Ukraine Government International Bond, Unsecured Notes, 7.75%, due 9/1/21	186	ñ
	286	Ukraine Government International Bond, Unsecured Notes, 0.00%, due 5/31/40	107	ñµ
553
United Kingdom (0.3%)
	310	Ukreximbank Via Biz Finance PLC, Senior Unsecured Notes, 9.63%, due 4/27/22	272	ñ@

Venezuela (0.5%)
	680	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	228	@
	800	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	277	@
505
Vietnam (0.2%)
	220	Vietnam Government International Bond, Senior Unsecured Notes, 4.80%, due 11/19/24	210

		Total Government Securities (Cost $76,919)	69,505

NUMBER OF SHARES

Short-Term Investments (6.9%)
	7,282,214	State Street Institutional Government Money Market Fund Premier Class, 0.19% (Cost $7,282)	7,282	h@

		Total Investments (97.2%) (Cost $113,384)	102,921	##

		Cash, receivables and other assets, less liabilities (2.8%)	2,960	¢¢

		Total Net Assets (100.0%)	$105,881

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
EMERGING MARKETS DEBT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$69,522	65.6%
Banks	5,843	5.5%
Oil & Gas	5,048	4.8%
Electric	2,679	2.5%
Real Estate	2,064	1.9%
Telecommunications	1,776	1.8%
Diversified Financial Services	1,251	1.1%
Food	1,079	1.0%
Chemicals	913	0.8%
Media	825	0.8%
Building Materials	704	0.7%
Gas	589	0.6%
Holding Companies - Diversified	502	0.5%
Real Estate Investment Trusts	428	0.4%
Internet	392	0.4%
Forest Products & Paper	384	0.3%
Municipal Bond Investors Assurance Corp.	306	0.3%
Commercial Services	305	0.3%
Mining	231	0.2%
Metal Fabricate - Hardware	185	0.2%
Investment Companies	181	0.2%
Home Builders	152	0.1%
Sovereign	111	0.1%
Iron - Steel	105	0.1%
Retail	81	0.1%
Short-Term Investments and Other Assets-Net	10,225	9.7%
	$105,881	100.0%

*Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

Schedule of Investments Floating Rate Income Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Bank Loan Obligationsµ (89.0%)

Aerospace & Defense (0.8%)
846	B/E Aerospace, Inc., Term Loan, 4.00%, due 12/16/21	845
562	Silver II/Hamilton Sundstrand Corporation, First Lien Term Loan, 4.00%, due 12/13/19	467
852	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	825
		2,137
Air Transport (0.5%)
673	American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	663
553	United Air Lines, Inc., Term Loan B, 3.25%, due 4/1/19	548
53	United Air Lines, Inc., First Lien Term Loan B, 3.50%, due 9/15/21	53
		1,264
All Telecom (3.6%)
340	Communications Sales and Leasing Inc., First Lien Term Loan B1, 5.00%, due 10/16/22	318	¢^^
1,380	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	1,368
1,668	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	1,596
1,610	Level 3 Financing, Inc., First Lien Term Loan B3, 4.00%, due 8/1/19	1,607
785	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	783
2,493	Syniverse Technologies, First Lien Term Loan, 4.00%, due 4/23/19	1,675
725	T-Mobile USA, Senior Lien Term Loan, 3.50%, due 11/9/22	725
1,122	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	1,104
		9,176
Automotive (1.0%)
617	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	611
700	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	646
750	Allison Transmission, First Lien Term Loan B3, 3.50%, due 8/23/19	746
522	Cooper Standard Automotive Inc., First Lien Term Loan B, 4.00%, due 4/4/21	499
		2,502
Building & Development (3.2%)
296	American Builders & Co., Inc., First Lien Term Loan B, 3.50%, due 4/16/20	293
424	Beacon Roofing Supply, First Lien Term Loan B, 4.00%, due 10/1/22	421
903	Capital Automotive LP, First Lien Term Loan B1, 4.00%, due 4/10/19	901
1,256	DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	1,217
595	DTZ, Second Lien Term Loan, 9.25%, due 11/4/22	587
341	Gates Global LLC, First Lien Term Loan, 4.25%, due 7/6/21	307
573	HDS Holding Corp., First Lien Term Loan, 3.75%, due 8/13/21	563
1,194	Jeld-Wen, Inc., First Lien Term Loan B, 5.25%, due 10/15/21	1,183
424	Mueller Water Products Inc., First Lien Term Loan B, 4.00%, due 11/24/21	424
956	Ply Gem Industries, Inc., First Lien Term Loan, 4.00%, due 2/1/21	938
1,262	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	1,252
		8,086
Business Equipment & Services (11.1%)
2,188	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	2,089
1,599	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,524
660	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	577
1,442	Brand Services, Inc., First Lien Term Loan, 4.75%, due 11/26/20	1,341
1,018	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	984
657	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	594
1,633	Brock Holdings III, First Lien Term Loan B, 6.00%, due 3/16/17	1,523
932	Brock Holdings III, Second Lien Term Loan B, 10.00%, due 3/16/18	671
1,565	CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	1,514
1,034	CPA Global, First Lien Term Loan, 4.50%, due 12/3/20	1,026
847	Emdeon Business Services, First Lien Term Loan B2, 3.75%, due 11/2/18	835
123	Emdeon Business Services, First Lien Term Loan B-3, 3.75%, due 11/2/18	121
503	FleetCor Technologies, First Lien Term Loan B, 3.75%, due 9/30/21	504
1,444	Garda World Security, First Lien Term Loan B, 4.00%, due 11/6/20	1,369
230	Garda World Security, First Lien Term Loan DD, 4.00%, due 11/6/20	218
1,287	Genesys, First Lien Term Loan B2, 4.50%, due 11/13/20	1,268
701	IMS Health Incorporated, First Lien Term Loan B, 3.50%, due 3/17/21	686
1,338	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	1,312
790	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	782
1,354	Mitchell International, Inc., First Lien Term Loan, 4.50%, due 10/13/20	1,194
695	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	579
755	Monitronics International, Inc., First Lien Term Loan B1, 4.50%, due 4/9/22	708
484	On Assignment, Term Loan B, 3.75%, due 6/3/22	483
1,807	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	1,733
1,976	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	1,956
1,670	SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	1,666
1,220	TRANS UNION LLC, Term Loan B-2, 3.50%, due 4/9/21	1,177
		28,434
Cable & Satellite Television (4.8%)
2,587	Cablevision Systems Corp., First Lien Term Loan B, 5.00%, due 10/9/22	2,579
347	Casema Holdings BV, First Lien Term Loan B1, 3.50%, due 1/15/22	336
223	Casema Holdings BV, First Lien Term Loan B2, 3.51%, due 1/15/22	216
367	Casema Holdings BV, First Lien Term Loan B3, 3.60%, due 1/15/22	356
1,345	Cequel Communications, LLC, First Lien Term Loan B, 4.25%, due 12/14/22	1,319
2,045	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	2,042	¢^^
1,489	Numericable_Altice, First Lien Term Loan B2, 4.50%, due 5/21/20	1,431
1,721	Numericable_Altice, First Lien Term Loan B1, 4.50%, due 5/21/20	1,653
256	UPC Financing Partnership, First Lien Term Loan AH, due 6/30/21	250	¢^^
415	Virgin Media, Term Loan F, due 6/30/23	406	¢^^
1,674	Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	1,628
		12,216
Chemicals & Plastics (2.6%)
1,106	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	1,096
381	Georgia Gulf Corporation, Term Loan, 4.00%, due 2/28/22	378
484	Huntsman International LLC, First Lien Term Loan, 3.75%, due 10/1/21	475
414	Ineos Finance PLC, First Lien Term Loan B, 3.75%, due 5/4/18	398
968	Ineos Finance PLC, First Lien Term Loan B1, 4.25%, due 3/31/22	922
1,642	MacDermid Inc., First Lien Term Loan, 5.50%, due 6/7/20	1,520
1,005	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	958
188	Solenis, Second Lien Term Loan L2, 7.75%, due 7/31/22	141
693	Univar Inc., First Lien Term Loan B, 4.25%, due 7/1/22	671
		6,559
Conglomerates (0.3%)
780	Spectrum Brands, Inc., First Lien Term Loan, 3.50%, due 6/23/22	778

Containers & Glass Products (5.1%)
428	Ardagh Packaging, First Lien Term Loan B2, 4.00%, due 12/17/19	424
1,232	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	1,212
805	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	756
539	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	532
1,811	Berry Plastics, First Lien Term Loan F, 4.00%, due 10/3/22	1,801
1,714	BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	1,606
157	Constantia Flexibles Group, First Lien Term Loan B1, 4.75%, due 4/30/22	156	¢^^
807	Constantia Flexibles Group, First Lien Term Loan B2, 4.75%, due 4/30/22	803	Ñ¢^^
466	Kloeckner Pentaplast, First Lien Term Loan, 5.00%, due 4/28/20	464
199	Kloeckner Pentaplast, First Lien Term Loan, 5.00%, due 4/28/20	198
375	Mauser, First Lien Term Loan, 4.50%, due 7/15/21	365
900	Mauser, Second Lien Term Loan, 8.75%, due 7/31/22	756
1,585	Reynolds Group, First Lien Term Loan B1, 4.50%, due 12/1/18	1,576
980	SIG Combibloc Group, First Lien Term Loan, 4.25%, due 3/11/22	968
651	Tekni-Plex Inc., First Lien Term Loan 1, 4.50%, due 6/1/22	639
1,000	Tekni-Plex Inc., Second Lien Term Loan 2, 8.75%, due 6/1/23	945
		13,201
Cosmetics - Toiletries (0.2%)
563	Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	562

Drugs (2.9%)
2,420	Endo Pharma, First Lien Term Loan B-1, 3.75%, due 9/26/22	2,388
706	Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	702
4,526	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	4,350
		7,440
Ecological Services & Equipment (0.9%)
1,367	ADS Waste Holdings, Inc., First Lien Term Loan B2, 3.75%, due 10/9/19	1,318
1,008	Waste Industries USA Inc., First Lien Term Loan B1, 4.25%, due 2/27/20	1,002
		2,320
Electronics - Electrical (7.1%)
5,105	Avago Technologies, First Lien Term Loan B1, due 11/11/22	5,020	¢^^
1,684	BMC Software, First Lien Term Loan, 5.00%, due 9/10/20	1,343
658	CommScope, First Lien Term Loan B1, 3.83%, due 12/29/22	653
1,291	CPI ACQUISITION INC., First Lien Term Loan, 5.50%, due 8/17/22	1,263	¢^^
1,540	Datatel-Sophia LP, First Lien Term Loan B, 4.75%, due 9/10/22	1,499
611	Go Daddy, First Lien Term Loan, 4.25%, due 5/13/21	607
1,109	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	1,043
1,715	NXP Funding, First Lien Term Loan B1, 3.75%, due 12/7/20	1,711
1,111	Riverbed Technology, First Lien Term Loan B, 6.00%, due 4/25/22	1,099
1,270	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	926
935	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	453
605	Vantiv, First Lien Term Loan B, 3.75%, due 6/13/21	603
1,957	Zebra Technologies, First Lien Term Loan B, 4.75%, due 10/27/21	1,956
		18,176
Financial Intermediaries (4.2%)
1,105	CITCO, First Lien Term Loan B, 4.25%, due 6/29/18	1,101
1,494	First Data Corporation, First Lien Term Loan, 4.43%, due 3/24/21	1,487
2,489	First Data Corporation, First Lien Term Loan B, 4.18%, due 7/8/22	2,440
478	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/21/21	459
706	Guggenheim Partners, First Lien Term Loan, 4.25%, due 7/22/20	699
877	Ocwen Financial, First Lien Term Loan, 5.50%, due 2/15/18	875
490	Royalty Pharma, First Lien Term Loan B4, 3.50%, due 11/9/20	488
987	SAM Finance, First Lien Term Loan, 4.25%, due 12/17/20	981
2,730	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	2,114
		10,644
Food & Drug Retailers (0.5%)
626	Albertsons, First Lien Term Loan B4, 5.50%, due 8/25/21	612	¢^^
595	Albertsons, First Lien Term Loan B5, 5.50%, due 12/1/22	581
		1,193
Food Products (0.7%)
248	DE Master Blenders 1753 NV, First Lien Term Loan B, 4.25%, due 7/2/22	245
930	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	890
790	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	648
		1,783
Food Service (0.9%)
2,430	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/10/21	2,414

Health Care (6.8%)
870	Air Medical Group Holding, First Lien Term Loan B1, 4.25%, due 4/28/22	824
529	Alere Inc., First Lien Term Loan B1, 4.25%, due 6/20/22	522
444	AmSurg Corp., First Lien Term Loan, 3.50%, due 7/16/21	441
524	CHS/Community Health, First Lien Term Loan G1, 3.75%, due 12/31/19	503
2,436	CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	2,341
552	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	543	Ñ
449	Convatec Inc., First Lien Term Loan B1, 4.25%, due 6/15/20	437
1,194	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	1,148
1,393	EMS-Emergency Medical Services, First Lien Term Loan, 4.25%, due 5/25/18	1,386
310	EMS-Emergency Medical Services, First Lien Term Loan B2, 4.50%, due 11/6/22	307
2,050	IASIS Healthcare Corporation, First Lien Term Loan B2, 4.50%, due 5/3/18	2,025
850	Immucor, First Lien Term Loan B2, 5.00%, due 8/19/18	780
38	Mallinckrodt International, First Lien Term Loan B, due 3/19/21	37	¢^^
360	Mallinckrodt International, First Lien Term Loan, 3.50%, due 3/19/21	349
1,221	Multiplan, Inc., First Lien Term Loan, 3.75%, due 3/31/21	1,189
2,446	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	2,397
753	Sage Products Holdings III, LLC, First Lien Term Loan, 4.25%, due 12/13/19	747
355	Sage Products Holdings III, LLC, Second Lien Term Loan, 9.25%, due 6/13/20	354	¢^^
1,015	Team Health, Inc., First Lien Term Loan B, 4.50%, due 11/17/22	1,009
		17,339
Home Furnishings (0.4%)
991	AOT Bedding Super Holdings, LLC, First Lien Term Loan, 4.25%, due 10/1/19	984

Industrial Equipment (3.7%)
335	AECOM Technology Corp., First Lien Term Loan, 3.75%, due 10/15/21	335
1,573	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	1,083
1,005	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	517	Ñ
1,574	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	1,503
786	Filtration Group, First Lien Term Loan, 4.25%, due 11/20/20	760
424	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	411	Ñ
872	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	833
594	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	566	Ñ
608	Milacron LLC, First Lien Term Loan B1, 4.50%, due 9/28/20	589	¢^^
712	Minimax Viking, First Lien Term Loan B1, 4.00%, due 8/14/20	704
1,312	Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	1,248
350	Signode Industrial, First Lien Term Loan B, 3.75%, due 5/1/21	334
713	VAT Holding, First Lien Term Loan B1, 4.25%, due 2/11/21	696
		9,579
Insurance (0.6%)
877	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	842
900	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	793
		1,635
Leisure Goods - Activities - Movies (3.0%)
504	Amc Entertainment, First Lien Term Loan, 4.00%, due 12/15/22	504
915	Bombardier Recreational Products Inc., First Lien Term Loan B2, 3.75%, due 1/30/19	899
1,482	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	1,456
1,393	Formula One, First Lien Term Loan B3, 4.75%, due 7/30/21	1,309
1,085	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	1,080
615	Regal Cinemas Corporation, First Lien Term Loan B1, 3.80%, due 4/1/22	614
1,550	SRAM, First Lien Term Loan, 4.03%, due 4/10/20	1,256
635	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	608
		7,726
Lodging & Casinos (8.9%)
1,697	Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/20/21	1,688
550	Boyd Gaming Corporation, First Lien Term Loan B, 4.00%, due 8/14/20	545
2,246	CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	2,229
1,660	Cowlitz Tribal Gaming Authority, First Lien Term Loan B, 11.50%, due 12/4/21	1,560
1,691	Extended Stay, First Lien Term Loan, 5.00%, due 6/24/19	1,695
527	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	519
1,055	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,038
480	Graton Casino, First Lien Term Loan B, 4.75%, due 9/1/22	476
1,244	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	1,241
374	MGM Resorts, First Lien Term Loan B, 3.50%, due 12/20/19	370
2,709	Mohegan Tribal Gaming, First Lien Term Loan, 5.50%, due 6/15/18	2,622
647	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	640
981	Peninsula Gaming, First Lien Term Loan B, 4.25%, due 11/20/17	977
357	Scientific Games Corp., First Lien Term Loan B, 6.00%, due 10/18/20	319
4,338	Scientific Games Corp., First Lien Term Loan B2, 6.00%, due 10/1/21	3,851
1,693	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	1,661
1,462	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	1,453
		22,884
Nonferrous Metals - Minerals (0.1%)
294	Novelis, Inc., First Lien Term Loan B1, 4.00%, due 6/2/22	271

Oil & Gas (0.6%)
1,633	Energy Transfer Equity, First Lien Term Loan C, 4.00%, due 12/2/19	1,252	¢^^
380	Everest Acquisition LLC, Second Lien Term Loan B-2, 4.50%, due 4/30/19	247
2,450	NFR Energy, Second Lien Term Loan B, 7.50%, due 12/31/18	57	Ñ‡
790	Samson Investment Company, Second Lien Term Loan, 6.50%, due 9/25/18	12	Ñ‡
		1,568
Publishing (1.3%)
984	EMI Publishing, First Lien Term Loan, 4.00%, due 8/19/22	964
1,445	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.75%, due 8/14/20	1,379
1,112	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	1,091
		3,434
Radio & Television (2.8%)
712	Block Communications, First Lien Term Loan B, 4.00%, due 11/7/21	707
2,443	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	1,775
432	Gray Television Inc., First Lien Term Loan, 3.75%, due 6/13/21	427
2,249	iHeartCommunications Inc., First Lien Term Loan D, 7.18%, due 1/30/19	1,487
2,159	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	2,106
781	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	762
		7,264
Retailers (except food & drug) (4.9%)
3,296	99¢ Only Stores, First Lien Term Loan B2, 4.50%, due 1/11/19	2,041
1,879	Amscan Holdings, Inc., First Lien Term Loan B, 4.25%, due 8/19/22	1,820
770	Bass Pro Shops, First Lien Term Loan B1, 4.00%, due 6/5/20	736
569	Burlington Coat, First Lien Term Loan B3, 4.25%, due 8/13/21	565
1,297	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	1,231
740	JC Penney Co., First Lien Term Loan, due 5/22/18	722	¢^^
509	Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	502
1,190	Michaels Stores Inc., First Lien Term Loan B2, 4.00%, due 1/28/20	1,179
1,120	Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	970
2,835	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	2,743
		12,509
Steel (1.2%)
1,672	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	1,155
1,271	McJunkin Red Man Corporation, First Lien Term Loan, 4.75%, due 11/8/19	1,131
1,214	TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	862
		3,148
Surface Transport (0.7%)
559	Hertz Corporation, First Lien Term Loan B1, 3.75%, due 3/11/18	557
595	Kenan Advantage Group, First Lien Term Loan B1, 4.00%, due 7/29/22	586
190	Kenan Advantage Group, First Lien Term Loan B2, 4.00%, due 7/29/22	187
421	NCL CORP., First Lien Term Loan B, 4.00%, due 11/19/21	418
		1,748
Utilities (3.6%)
1,202	Calpine Corp., First Lien Term Loan, 4.00%, due 10/31/20	1,165
1,171	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	1,128
1,667	Essential Power, First Lien Term Loan, 4.75%, due 8/8/19	1,621
1,793	La Frontera Generation, First Lien Term Loan B, 4.50%, due 9/30/20	1,714
297	NRG Energy Inc., First Lien Term Loan B, due 7/1/18	291	¢^^
1,795	TPF II, Term Loan, 5.50%, due 10/2/21	1,720
1,595	TXU Energy, First Lien Term Loan, 4.25%, due 12/19/16	1,588
		9,227

	Total Bank Loan Obligations (Cost $244,756)	228,201

Corporate Debt Securities (3.3%)

Banks (0.2%)
295	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	291	@
275	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	284	@
		575
Cable & Satellite Television (0.3%)
615	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	647	@
Chemicals (0.1%)
585	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	0	‡@
585	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	394	@
		394
Electric - Generation (0.3%)
635	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	641	@

Electric - Integrated (0.3%)
1,150	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	880	ñ**@

Energy - Exploration & Production (0.1%)
430	Chesapeake Energy Corp., Secured Notes, 8.00%, due 12/15/22	184	ñ@

Gaming (0.3%)
725	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	729	@

Health Facilities (1.0%)
690	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	695	@
975	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	919	µ@
720	Tenet Healthcare Corp., Senior Secured Notes, 4.01%, due 6/15/20	707	ñµ@
390	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	398	ñ@
		2,719
Media Content (0.1%)
275	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	288	@

Packaging (0.4%)
995	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	960	ñ@

Telecom - Satellite (0.2%)
690	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	506	µ@

	Total Corporate Debt Securities (Cost $9,813)	8,523

Asset-Backed Securities (3.8%)
640	ACAS CLO Ltd., Ser. 2015-2A, Class E, 6.20%, due 10/28/27	542	ñµ
543	AIMCO CLO, Ser. 2015-A, 8.15%, due 1/15/28	526	ñµ
785	Apidos CLO, Ser. 2015-22A, Class D, 6.34%, due 10/20/27	674	ñµ
315	Apidos CLO, Ser. 2015-22A, Class E, 7.59%, due 10/20/27	227	ñµ
800	Atrium CDO Corp., Ser. 12A, Class E, 5.95%, due 10/22/26	690	ñµ
815	Babson CLO Ltd., Ser. 2015-2A, Class E, 6.17%, due 7/20/27	690	ñµ
325	Babson CLO Ltd., Ser. 2015-2A, Class F, 7.37%, due 7/20/27	237	ñµ
1,125	Benefit Street Partners CLO Ltd., Ser. 2015-VIIA, Class D, 5.97%, due 7/18/27	891	ñµ
320	Carlyle Global Market Strategies CLO Ltd., Ser. 2015-3A, Class E, 7.81%, due 7/28/28	218	ñµ
650	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 5.62%, due 7/20/26	531	ñµ
485	Cumberland Park CLO Ltd., Ser. 2015-2A, Class F, 7.17%, due 7/20/26	371	ñµ
800	Highbridge Loan Management Ltd., Ser. 2015-7A, Class E, 6.07%, due 11/15/26	652	ñµ
1,450	LCM Ltd. Partnership, Ser. 19A, Class E2, 6.32%, due 7/15/27	1,222	ñµ
775	Magnetite CLO Ltd., Ser. 2015-15A, Class E, 6.99%, due 10/25/27	706	ñµ
550	Mountain View CLO Ltd., Ser. 2015-10A, Class E, 5.27%, due 10/13/27	420	ñµ
810	Voya CLO Ltd., Ser. 2015-3A, Class D2, 5.77%, due 10/20/27	673	ñµ
445	Webster Park CLO Ltd., Ser. 2015-1A, Class D, 6.61%, due 1/20/27	391	ñµ

	Total Asset-Backed Securities (Cost $10,657)	9,661

NUMBER OF SHARES

Short-Term Investments (4.3%)
34	State Street Institutional Government Money Market Fund Premier Class, 0.19%	0	h
11,004,142	State Street Institutional Treasury Money Market Fund Premier Class, 0.12%	11,004	h

	Total Short-Term Investments (Cost $11,004)	11,004

	Total Investments (100.4%) (Cost $276,230)	257,389	##

	Liabilities, less cash, receivables and other assets [(0.4%)]	(1,094)	††

	Total Net Assets (100.0%)	$256,295
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)	($000's omitted)		z

Bank Loan Obligationsµ (7.3%)

Aerospace & Defense (0.4%)
1,667	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	1,615
9,609	Transdigm Inc., Term Loan E1, 3.50%, due 5/16/22	9,202
		10,817
Air Transport (0.1%)
3,050	American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	2,991

All Telecom (0.5%)
9,551	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	9,527
4,359	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	4,291	¢^^
		13,818
Automotive (0.1%)
1,634	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	1,627

Building & Development (0.1%)
2,322	HDS Holding Corp., First Lien Term Loan, 3.75%, due 8/13/21	2,281

Business Equipment & Services (0.7%)
1,667	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	1,591
1,667	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,589
12,134	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	10,609
1,165	Equinix Inc., Term Loan, 4.00%, due 12/11/22	1,165
4,860	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	4,662
		19,616
Cable & Satellite Television (0.3%)
8,280	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	8,267

Conglomerates (0.2%)
6,837	Spectrum Brands, Inc., First Lien Term Loan, 3.50%, due 6/23/22	6,816

Containers & Glass Products (0.3%)
6,670	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	6,586
3,481	Berry Plastics, First Lien Term Loan F, 4.00%, due 10/3/22	3,462
		10,048
Cosmetics - Toiletries (0.1%)
2,630	Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	2,623

Electronics - Electrical (1.3%)
8,165	Avago Technologies, First Lien Term Loan B1, 3.75%, due 5/6/21	8,152
17,595	Avago Technologies, First Lien Term Loan B1, due 11/11/22	17,301	¢^^
2,414	CommScope, First Lien Term Loan B1, 3.83%, due 12/29/22	2,396
7,975	NXP Funding, First Lien Term Loan B1, 3.75%, due 12/7/20	7,955
4,005	Riverbed Technology, First Lien Term Loan B, 6.00%, due 4/25/22	3,961
		39,765
Financial Intermediaries (0.4%)
8,000	First Data Corporation, First Lien Term Loan B, 4.18%, due 7/8/22	7,842
6,909	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	5,350
		13,192
Food Products (0.1%)
1,230	Pinnacle Foods Finance LLC, Term Loan, 3.00%, due 4/29/20	1,214
1,560	Pinnacle Foods Finance LLC, Term Loan G, 3.00%, due 4/29/20	1,540
965	Pinnacle Foods Finance LLC, Term Loan B, 3.75%, due 1/6/23	965
		3,719
Food Service (0.1%)
3,361	Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	3,336

Health Care (0.1%)
1,681	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	1,616
2,317	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	2,271
		3,887
Industrial Equipment (0.1%)
5,604	Exco Resources Inc., Second Lien Term Loan B, 12.50%, due 10/19/20	2,111

Leisure Goods - Activities - Movies (0.2%)
6,130	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	6,104

Lodging & Casinos (0.9%)
8,840	Cowlitz Tribal Gaming Authority, First Lien Term Loan B, 11.50%, due 12/4/21	8,309
2,615	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	2,609
1,910	MGM Resorts, First Lien Term Loan B, 3.50%, due 12/20/19	1,891	¢^^
8,189	Mohegan Tribal Gaming, First Lien Term Loan, 5.50%, due 6/15/18	7,926
3,199	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	3,167
1,557	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	1,548
		25,450
Publishing (0.1%)
2,675	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	2,626

Radio & Television (0.3%)
2,623	Sinclair Broadcasting, First Lien Term Loan B1, 3.50%, due 7/30/21	2,584
833	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	813
5,794	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	5,646
		9,043
Retailers (except food & drug) (0.4%)
2,613	JC Penney Co., First Lien Term Loan, 6.00%, due 5/22/18	2,551
10,296	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	9,961
		12,512
Steel (0.1%)
2,668	FMG Resources, First Lien Term Loan, 4.25%, due 6/30/19	1,843

Surface Transport (0.1%)
2,591	Hertz Corporation, First Lien Term Loan B1, 3.75%, due 3/11/18	2,581	¢^^

Utilities (0.3%)
1,766	Calpine Corp., Term Loan, 3.50%, due 5/27/22	1,671
5,005	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	4,805
2,623	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	2,526
		9,002
	Total Bank Loan Obligations (Cost $222,623)	214,075

Corporate Debt Securities (86.7%)

Advertising (1.6%)
17,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	14,082
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	3,693
8,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	7,609
1,485	Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	1,530	ñ
19,295	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	19,464	ñ
		46,378
Aerospace & Defense (0.2%)
6,085	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	4,168	ñ
1,505	TransDigm, Inc., Guaranteed Notes, 7.50%, due 7/15/21	1,535
		5,703
Auto Parts & Equipment (0.5%)
2,680	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	2,814
11,940	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	11,919	ñ
		14,733
Banking (4.5%)
5,800	Ally Financial, Inc., Guaranteed Notes, 3.50%, due 7/18/16	5,818
2,370	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	2,400
12,195	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	12,652
9,855	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	9,732
6,815	Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	6,669
16,230	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	18,178
2,550	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	2,585
8,085	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	9,166
10,160	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	10,376
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,221
14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,001	ñ
895	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	924	ñ
23,205	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	23,019
11,450	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	11,851
		130,592
Beverages (0.6%)
1,985	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	2,045
13,070	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	13,380
3,050	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	3,183
		18,608
Building & Construction (2.1%)
3,065	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 1/15/21	3,502
4,430	CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,463
4,880	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	4,941
5,540	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	5,512
9,470	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	9,967
6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,319
10,670	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	10,403
1,585	Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	1,545
2,075	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	2,018
9,320	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	8,761	ñ
2,683	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	2,442	ñ
1,655	Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	1,688
675	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	650
		62,211
Building Materials (1.2%)
2,110	Allegion PLC, Guaranteed Yankee Notes, 5.88%, due 9/15/23	2,178
6,355	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	6,538	ñ
3,430	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	3,756
3,425	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	3,511
14,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	15,972	@**
2,950	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	2,979	ñ
		34,934
Cable & Satellite Television (6.8%)
21,320	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	19,881	ñ
5,375	Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	4,784	ñ
1,607	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	1,641
1,480	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 3/15/21	1,532
6,100	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 9/30/22	6,176
1,870	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.13%, due 5/1/23	1,865	ñ
22,610	CCOH Safari LLC, Senior Unsecured Notes, 5.75%, due 2/15/26	22,494	ñ
11,037	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	10,665	ñ
7,117	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	6,437	ñ
5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,354
9,850	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	9,745
9,239	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	9,424
1,480	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	1,393
1,645	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	1,431
18,320	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	16,305
11,210	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	11,881	ñ
9,115	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	9,058	ñ
28,355	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	27,930	ñ
4,265	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	4,158	ñ
705	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.50%, due 1/15/23	737	ñ
2,220	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	2,214	ñ
3,035	UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	2,914	ñ
10,405	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	10,483	ñ
5,562	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	5,687	ñ
4,420	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	4,166
		198,355
Chemicals (1.1%)
1,360	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding Bank, Guaranteed Notes, 7.38%, due 5/1/21	1,428	ñ
2,615	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	2,321
5,525	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1	‡
5,525	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	3,716
5,740	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	5,381	ñ
21,595	PQ Corp., Secured Notes, 8.75%, due 11/1/18	20,083	ñ
		32,930
Consumer - Commercial Lease Financing (5.0%)
465	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	457
15,820	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	15,583
19,575	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	19,183
4,195	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	4,232
2,140	Aircastle Ltd., Senior Unsecured Notes, 6.25%, due 12/1/19	2,258
6,185	Aircastle Ltd., Senior Unsecured Notes, 5.13%, due 3/15/21	6,108
2,845	Aircastle Ltd., Senior Unsecured Notes, 5.50%, due 2/15/22	2,831
9,805	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	10,491
4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,849
15,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	16,224
8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	9,664
1,365	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	1,409
10,345	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	9,698
29,905	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	27,363
7,575	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	6,552
3,900	SLM Corp., Senior Unsecured Medium-Term Notes, 4.63%, due 9/25/17	3,832
6,120	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	5,026
		145,760
Department Stores (0.1%)
3,370	Neiman Marcus Group Ltd. LLC, Guaranteed Notes, 8.00%, due 10/15/21	2,553	ñ

Discount Stores (0.4%)
9,995	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	10,532	ñ

Electric - Generation (1.9%)
5,510	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	5,723	ñ
6,825	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	6,211
3,940	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	3,807
2,786	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	2,528
23,460	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	20,410
13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	11,014
5,485	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	4,539
		54,232
Electric - Integrated (0.7%)
3,050	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	3,187
17,295	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	13,231	ñ**
4,280	Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	2,910
		19,328
Electronics (1.4%)
7,355	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	6,969
3,270	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	3,335
8,485	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	8,612
9,760	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	10,224	ñ
1,670	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 8/1/23	1,353	ñ
3,320	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 1/15/24	2,698	ñ
1,613	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.75%, due 6/1/18	1,623	ñ
3,575	Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	3,646	ñ
3,215	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	3,344
		41,804
Energy - Exploration & Production (2.0%)
2,435	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	2,064
7,060	Antero Resources Corp., Guaranteed Notes, 5.63%, due 6/1/23	5,860	ñ
10,344	Chesapeake Energy Corp., Secured Notes, 8.00%, due 12/15/22	4,422	ñ
5,580	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	5,064
7,500	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	2,475
4,940	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	2,100
9,575	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	3,351
8,715	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,307
22,035	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,644
9,793	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	8,401
890	Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	716
7,930	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	4,758
7,670	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	4,449
2,540	Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	1,981
2,720	Range Resources Corp., Guaranteed Notes, 4.88%, due 5/15/25	2,203	ñ
4,190	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	2,744
6,110	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	3,819
		58,358
Food & Drug Retail (0.4%)
1,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	1,259
5,775	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	6,107
4,850	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	5,117	ñ
		12,483
Food - Wholesale (1.0%)
1,475	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Senior Unsecured Notes, 5.88%, due 1/15/24	1,526	ñ
20,430	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	20,277	ñ
4,580	Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	4,878	ñ
2,850	Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	3,064	ñ
		29,745
Gaming (6.2%)
6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,389
3,395	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,411
34,375	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	33,601
5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,032
7,080	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	6,337	ñ
6,340	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	6,689
10,430	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	10,665
12,505	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	13,920
2,711	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	2,711	ñ
25,830	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	25,378
12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	12,236	ñ
9,510	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	10,081
6,315	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	6,883
7,432	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	3,530
7,850	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	3,729
35,690	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	24,804
2,345	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	2,415
1,520	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 4.25%, due 5/30/23	1,292	ñ
1,520	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	1,341	ñ
		180,444
Gas Distribution (5.7%)
2,581	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,529
6,589	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	5,373
11,190	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	6,798	ñ
2,125	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	1,737	ñ
2,660	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	1,896	ñ
4,630	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	4,167
5,035	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	3,008
2,360	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	1,758
7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	6,829
8,280	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	6,438
1,565	Energy Transfer Equity L.P., Senior Secured Notes, 5.50%, due 6/1/27	1,107
12,870	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	10,135
1,990	MPLX L.P., Guaranteed Notes, 5.50%, due 2/15/23	1,654	ñ
6,998	MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	5,490	ñ
11,680	MPLX L.P., Guaranteed Notes, 4.88%, due 12/1/24	9,118	ñ
5,495	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	4,616
8,870	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	8,604	ñ
2,600	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.00%, due 1/15/19	2,444	ñ
6,425	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	5,750	ñ
4,395	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	3,516	ñ
5,450	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	4,142	ñ
5,040	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	2,722
2,860	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	2,617
4,290	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	3,764
10,285	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	9,025
30,365	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	26,114
3,722	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	3,648
1,935	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	1,606
2,075	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	1,938
6,465	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	5,431
8,405	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	6,136
6,685	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	6,050	ñ
		166,160
Health Facilities (5.6%)
4,910	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	4,934
5,800	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	5,829
4,720	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	4,685
8,400	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	8,946
1,370	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,336
5,340	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	5,370
4,525	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	4,451
11,975	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	12,065
3,465	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	3,552
11,105	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	12,243
1,140	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,223
1,710	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	1,714
10,715	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	10,849
4,230	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	4,288
25,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	23,437
4,440	LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	4,606
11,760	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	11,584
8,775	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	8,863
6,590	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	6,722
8,490	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	8,978
5,860	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	6,212
6,285	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	6,316
3,873	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	3,021
3,255	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	3,320	ñ
		164,544
Health Services (0.7%)
3,690	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	3,625	ñ
5,700	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	5,888	ñ
11,190	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	11,806
		21,319
Hotels (0.2%)
5,600	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	5,768

Investments & Misc. Financial Services (0.9%)
6,575	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	6,526
6,965	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	6,408
18,580	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	13,424
		26,358
Machinery (1.1%)
15,290	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	16,368
6,760	Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,067
3,785	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	3,615
6,800	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,120
		33,170
Media - Diversified (0.4%)
6,800	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	6,877
4,775	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	4,763
		11,640
Media Content (3.6%)
5,581	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	5,916
17,840	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	6,891
3,276	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	3,342
12,430	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	13,020
4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,699
1,460	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	1,467	ñ
945	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	950	ñ
3,905	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	1,611
3,478	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	1,913
24,658	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	16,459
5,535	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	2,352
2,500	Netflix, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	2,688
1,780	Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	1,833	ñ
6,155	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	6,247	ñ
11,883	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	12,388	ñ
8,180	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	8,160	ñ
10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	10,659	ñ
5,460	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	5,296	ñ
		105,891
Medical Products (2.1%)
4,005	Alere, Inc., Guaranteed Notes, 6.50%, due 6/15/20	3,905
2,770	Alere, Inc., Guaranteed Notes, 6.38%, due 7/1/23	2,618	ñ
12,430	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	10,441	ñ
17,820	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	19,602	ñ
6,565	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	7,107	ñ
3,680	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	3,724	ñ
2,825	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	3,058	ñ
7,565	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	7,603	ñ
4,385	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	4,538	ñ
		62,596
Metals - Mining Excluding Steel (0.8%)
5,440	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	4,454
315	Alcoa, Inc., Senior Unsecured Notes, 5.95%, due 2/1/37	230
6,700	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	4,338
3,635	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	3,153	ñ
3,335	Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	1,826
1,670	Teck Resources Ltd., Guaranteed Notes, 3.75%, due 2/1/23	906
13,080	Teck Resources Ltd., Guaranteed Notes, 6.00%, due 8/15/40	6,050
2,870	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	1,327
		22,284
Packaging (1.2%)
1,380	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	1,428
3,730	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	3,860
825	Berry Plastics Corp., Secured Notes, 5.13%, due 7/15/23	803
5,605	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	5,381	ñ
10,464	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	10,229
5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,081
7,155	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	7,298	ñ
		35,080
Personal & Household Products (0.6%)
3,935	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	4,024
9,450	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	9,613
3,100	Prestige Brands, Inc., Guaranteed Notes, 5.38%, due 12/15/21	3,023	ñ
		16,660
Pharmaceuticals (4.3%)
18,085	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.88%, due 1/15/23	17,949	ñ
7,510	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	7,547	ñ
2,205	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 2/1/25	2,178	ñ
4,530	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Guaranteed Notes, 6.38%, due 8/1/23	4,462	ñ
3,050	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	2,917	ñ
3,050	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.63%, due 10/15/23	2,859	ñ
9,600	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	8,544	ñ
3,370	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	3,345	ñ
3,295	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	3,114	ñ
805	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.63%, due 12/1/21	743	ñ
12,325	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	10,969	ñ
24,560	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	21,981	ñ
14,845	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	13,342	ñ
25,827	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	24,923	ñ
		124,873
Printing & Publishing (2.2%)
2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,629
21,035	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	22,613
18,755	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	18,896
10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	10,454
705	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	661
4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	4,202
3,960	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	3,346
		62,801
Recreation & Travel (1.0%)
5,845	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	5,991
6,645	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	6,678	ñ
4,585	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	4,700
11,715	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	11,979	ñ
		29,348
Restaurants (0.1%)
3,536	1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	3,554	ñ

Software - Services (2.1%)
7,765	First Data Corp., Guaranteed Notes, 7.00%, due 12/1/23	7,843	ñ
3,655	First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	3,673	ñ
10,300	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	7,339	ñc
12,490	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	10,897	ñ
9,080	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	9,364	ñ
9,250	MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	9,759	ñ
9,435	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	9,411	ñ
11,115	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	4,224
		62,510
Specialty Retail (1.3%)
14,300	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	14,407	ñ
5,000	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	5,325
8,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	9,455
5,075	QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	5,161
3,890	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	3,149
		37,497
Steel Producers - Products (0.4%)
17,690	ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	12,472	**

Support - Services (3.9%)
10,500	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	10,421
6,325	ADT Corp., Senior Unsecured Notes, 4.88%, due 7/15/42	4,554
7,755	AECOM, Guaranteed Notes, 5.88%, due 10/15/24	7,726
19,170	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	15,767	ñ
25,285	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	20,291
6,090	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	5,983
16,008	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	16,168
21,639	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	21,369
3,997	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	4,167
5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,036
2,365	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	2,182
		114,664
Technology Hardware & Equipment (0.3%)
5,730	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	5,572	ñ
4,110	Riverbed Technology, Inc., Guaranteed Notes, 8.88%, due 3/1/23	3,756	ñ
		9,328
Telecom - Satellite (1.1%)
6,629	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	7,259
9,035	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	8,922	ñ
3,880	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	3,094
13,030	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	5,668
13,575	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	5,600
		30,543
Telecom - Wireless (5.1%)
9,305	Communications Sales & Leasing, Inc./CSL Capital LLC, Guaranteed Notes, 8.25%, due 10/15/23	8,212
10,735	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	11,258
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,057
10,395	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	6,861
17,650	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	12,708
20,400	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	14,586
15,935	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	10,756
14,525	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	9,768
8,195	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	8,441
6,750	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	6,978
3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,805
3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,781
11,745	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	11,810
5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,291
4,830	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	4,842
21,785	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	21,404	ñ
4,790	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	4,553	ñ
		149,111
Telecom - Wireline Integrated & Services (3.1%)
10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	9,749
2,760	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	2,689
3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	3,591
1,785	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,339
16,642	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	13,230
10,215	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	10,116
5,100	Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	5,278
635	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	529
4,040	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	3,404
5,415	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	5,219	ñ
3,655	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	3,692	ñ
4,665	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 5/1/25	4,694
8,340	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	7,464
5,375	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	5,241	ñ
5,104	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	4,832
10,985	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	8,458
		89,525
Theaters & Entertainment (1.2%)
19,691	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	20,676	ñ
4,710	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	4,798
8,991	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	9,047
		34,521
	Total Corporate Debt Securities (Cost $2,775,337)	2,531,900

NUMBER OF SHARES

Short-Term Investments (5.8%)
168,485,915	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $168,486)	168,486	@h

	Total Investments (99.8%) (Cost $3,166,446)	2,914,461	##

	Cash, receivables and other assets, less liabilities (0.2%)	5,459	††

	Total Net Assets (100.0%)	$2,919,920

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Municipal Notes (98.0%)

Alabama (2.2%)
1,000	Alabama St. Pub. Sch. & College Au. Ref. Rev., Ser. 2014-B, 5.00%, due 1/1/26	1,247
300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	305	ß
500	Phenix City IDB Env. Imp. Rev. Ref. (Meadwestvaco Coated Board Proj.), Ser. 2012-A, 4.13%, due 5/15/35	497	ß
		2,049
American Samoa (0.2%)
200	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	205
Arizona (2.6%)
750	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	793	µß@
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	277	ñ
750	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Basis Schs. Proj.), Ser. 2016-A, 5.00%, due 7/1/46	776	ñß
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	504	ñß
		2,350
California (8.1%)
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	258	ñß
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	511	ß
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	408	ñß
200	California St. G.O. Ref., Ser. 2015, 5.00%, due 8/1/29	247
1,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Ref. Rev. (Waste Management, Inc.), Ser. 2015-A3, 4.30%, due 7/1/40	1,042	ß@
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	500	#ß
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	624	ñßØ
500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	570	ß
130	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21	139
145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	161
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	408	ñ
1,150	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 4.50%, due 6/1/27	1,154
1,040	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 5.00%, due 6/1/33	967	@
750	Healdsburg Unified Sch. Dist. G.O. (Election 2012), Ser. 2015-C, 0.00%, due 8/1/39	284
250	Murrieta Valley Unified Sch. Dist. G.O. (Election 2014), Ser. 2015-A, (AGM Insured), 0.00%, due 9/1/31	130
		7,403
Colorado (3.4%)
500	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	501
500	Erie Highlands Metropolitan District Number 1 G.O., Ser. 2015, 5.75%, due 12/1/45	506
500	Lambertson Farms Metro. Dist. Number 1 Ref. G.O., Ser. 2015, 5.00%, due 12/15/25	504
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	507
250	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/34	285
250	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/35	283
500	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported), Ser. 2015-A, 5.00%, due 12/1/45	560
		3,146
Connecticut (0.5%)
500	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	502	ñ

District of Columbia (0.5%)
450	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Properties), Ser. 2013, 5.00%, due 10/1/45	445	ß

Florida (4.7%)
1,000	Brevard Co. Hlth. Care Facs. Au. Rev. Ref. (Hlth. First, Inc.), Ser. 2014, 5.00%, due 4/1/39	1,113	ß@
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	459	ñß
475	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	483
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	415	ß
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	527	ß
1,350	Tallahassee Hlth. Facs. Rev. (Tallahassee Mem. Hlth. Care, Inc. Proj.), Ser. 2016-A, 4.00%, due 12/1/46	1,355	ßØ
		4,352
Georgia (1.7%)
820	Georgia St. Hsg. & Fin. Au. Rev., Ser. 2015-B-1, 3.88%, due 12/1/44	835
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	304	#ß
445	Private Colleges & Univ. Au. Rev. (Mercer Univ. Proj.), Ser. 2015, 4.25%, due 10/1/35	466	ß
		1,605
Hawaii (0.8%)
250	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015, 5.00%, due 1/1/35	258	ñß
500	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref., Ser. 2015, 5.00%, due 1/1/45	506	ñß
		764
Illinois (7.0%)
250	Chicago G.O., Ser. 2002-2002B, 5.13%, due 1/1/27	256
180	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/40	172
400	Chicago G.O., Ser. 2011-A, 5.00%, due 1/1/40	382
200	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/28	234
100	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/34	113
500	Chicago Ref. G.O., Ser. 2002-B, 5.25%, due 1/1/28	514
1,000	Chicago Ref. G.O., Ser. 2016-C, 5.00%, due 1/1/22	1,047
475	Chicago Transit Au. Sales Tax Receipts Rev., Ser. 2010-A, 5.00%, due 12/1/17	504
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	173
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	544
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	402	ñß
250	Illinois Fin. Au. Rev. Ref. (Plymouth Place), Ser. 2015, 5.00%, due 5/15/37	256	ß
25	Illinois St. G.O., Ser. 2005, (AMBAC Insured), 5.00%, due 4/1/25	25
145	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/34	145
170	Illinois St. G.O., Ser. 2006, 5.50%, due 1/1/30	201
250	Illinois St. G.O., Ser. 2009, 5.25%, due 4/1/28	261
40	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	45
450	Illinois St. G.O., Ser. 2014, 5.00%, due 2/1/24	509
450	Illinois St. G.O., Ser. 2014, 5.00%, due 2/1/39	474
190	Illinois St. Unrefunded G.O., Ser. 2003, 5.00%, due 6/1/28	190
		6,447
Indiana (2.7%)
1,000	Carmel Redev. Au. Lease Rental Rev. (Multi. Purp.), Ser. 2012-A, 4.00%, due 8/1/33	1,073
1,250	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	1,424	ß@
		2,497
Iowa (0.4%)
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	402	ß

Kentucky (1.1%)
145	Breckinridge Co. Pub. Properties Corp. First Mtge. Rev. (Justice Ctr. Proj.), Ser. 2010, 3.00%, due 2/1/17	149
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	420	ß
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	483	ß
		1,052
Louisiana (4.5%)
3,500	East Baton Rouge Parish IDB Solid Waste Disp. Rev. (Variable-Georgia Pacific Corp. Proj.), Ser. 2004, 0.22%, due 6/1/29	3,500	ñµß
555	New Orleans Swr.age Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	627
		4,127
Maine (4.2%)
775	Maine Hlth. & Higher Ed. Facs. Au. Rev. (Eastern Maine Med. Ctr. Obligated Group), Ser. 2013, 5.00%, due 7/1/33	839	ß@
2,320	Maine Hlth. & Higher Ed. Facs. Au. Rev. (Maine Hlth.), Ser. 2015, 4.00%, due 7/1/44	2,368	@
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	487
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casalla Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	203	ñµß
		3,897
Maryland (0.4%)
400	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Ser. 2007-A, 5.25%, due 4/1/33	401	ß

Massachusetts (3.7%)
715	Massachusetts Dev. Fin. Agcy. Rev. (Partners Hlth. Care Sys.), Ser. 2015-O-1, 4.00%, due 7/1/45	744	ß
1,000	Massachusetts St. Ed. Fin. Au. Rev. (Ed. Loan Rev.), Ser. 2014, 5.00%, due 1/1/27	1,140
1,500	Massachusetts St. HFA Hsg. Rev., Ser. 2015-G, 4.00%, due 12/1/45	1,514	@
		3,398
Michigan (3.2%)
1,500	Michigan St. Fin. Au. Rev. (Beaumont Hlth. Credit Group), Ser. 2016-A, 4.00%, due 11/1/46	1,498	ßØ
1,000	Michigan St. Fin. Au. Rev. Ref. (Trinity Hlth. Corp.), Ser. 2016, 4.00%, due 12/1/45	1,017	ß
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
		2,915
Minnesota (0.3%)
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	305	ß

Missouri (2.0%)
290	Bridgeton Ind. Dev. Au. Ref. Rev. (Hilltop Comm. Imp. Dist. Proj.), Ser. 2015-A, 4.25%, due 5/1/35	293
500	Kansas City Ind. Dev. Au. Sr. Living Facs. Ref. Rev. (Kansas City United Methodist Retirement Home, Inc.), Ser. 2016, 6.00%, due 11/15/46	511	ñß
255	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.00%, due 8/15/30	264	ß
390	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.00%, due 8/15/35	398	ß
355	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/45	359	ß
		1,825
Nevada (4.2%)
1,000	Clark Co. Arpt. Ref. Rev. (Jet Aviation Fuel Tax), Ser. 2013-A, 5.00%, due 7/1/27	1,147
240	Clark Co. Arpt. Ref. Rev. (Junior Sub Lien Notes), Ser. 2015-B, 3.00%, due 7/1/17	247
2,000	Clark Co. Arpt. Rev., Ser. 2010, (LOC: Citibank, N.A.), 0.31%, due 1/1/18	2,000	ñµ
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	505	ñß
		3,899
New Jersey (6.5%)
200	Casino Reinvestment Dev. Au. Luxury Tax Rev. Ref., Ser. 2014, 5.00%, due 11/1/23	219
1,000	Casino Reinvestment Dev. Au. Luxury Tax Rev. Ref., Ser. 2014, 5.25%, due 11/1/44	1,051
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	207	ñß
1,000	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	1,114
500	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction), Ser. 2014-PP, 5.00%, due 6/15/19	540
500	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2016-A, 5.00%, due 7/1/39	570	ß
700	New Jersey Hlth. Care Facs. Fin. Au. Rev.(Univ. Hosp.), Ser. 2015-A, (AGM Insured), 5.00%, due 7/1/46	778	ß
870	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	959	@
500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	545	ß
		5,983
New Mexico (0.6%)
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	516	#

New York (6.2%)
750	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	756	ß
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	216	ß
450	Chautauqua Co. IDA Exempt Fac. Rev. (Dunkirk Pwr. Proj.), Ser. 2009, 5.88%, due 4/1/42	475	ß
400	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics), Ser. 2006-B, 5.25%, due 12/1/36	407	ß
1,250	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-1, 5.00%, due 11/15/44	1,328	ñß@
1,150	New York Liberty Dev. Corp. Rev. Ref. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	1,410	ß
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	412	ß
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	254	ñß
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	408	ñß
		5,666
North Carolina (0.3%)
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	262	ß

Ohio (4.0%)
2,925	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	2,569	@
400	Ohio Air Quality Dev. Au. Ref. Rev. (Poll. Ctrl. First Energy), Ser. 2008-C, 3.95%, due 11/1/32 Putable 5/1/20	413	µß
250	Ohio St. Air Quality Dev. Au. Poll. Ctrl. Ref. Rev. (First Energy Nuclear Generation LLC), Ser. 2010-A, 3.13%, due 7/1/33 Putable 7/2/18	254	µß
400	Ohio St. Wtr. Dev. Au. Poll Ctrl. Facs. Rev. Ref. (First Energy Nuclear Generation Proj.), Ser. 2010-A, 3.75%, due 7/1/33 Putable 7/1/20	415	µß
		3,651
Oklahoma (1.0%)
400	Oklahoma St. Dev. Fin. Au. First Mtge. Rev. (Sommerset Proj.), Ser. 2015, 5.00%, due 7/1/35	412	ß
500	Tulsa Muni. Arpt. Imp. Trust Trustees Ref. Rev. (American Airlines Group), Ser. 2001-C, 5.50%, due 12/1/35	546	ß
		958
Pennsylvania (3.7%)
250	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.25%, due 7/1/35	255	ß
150	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.50%, due 7/1/45	153	ß
350	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	366	ß
650	Lehigh Co. Gen. Purp. Hosp. Rev. (Lehigh Valley Hlth. Network), Ser. 2015-A, 4.13%, due 7/1/40	670	ß
250	Montgomery Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Albert Einstein Health Care Network), Ser. 2015-A, 5.25%, due 1/15/36	278	ß
750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2015, 5.00%, due 6/30/18	811	ß
750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2015, 5.00%, due 12/31/38	832	ß@
		3,365
South Carolina (1.7%)
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	532	Ø
1,000	RBC Muni. Prod., Inc. Trust Rev. (Floaters), Ser. 2011-0-9, 0.16%, due 7/1/18	1,000	ñµ
		1,532
Texas (5.2%)
300	Board of Managers Joint Guadalupe Co.-City of Seguin Hosp. Mtge. Ref. Rev., Ser. 2015, 5.00%, due 12/1/21	331
400	Board of Managers Joint Guadalupe Co.-City of Seguin Hosp. Mtge. Ref. Rev., Ser. 2015, 5.25%, due 12/1/35	440
1,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., 5.00%, due 4/1/28	1,046	ñ
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	402	ß@
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	432	ß
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	302	#ß
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	522	ß
400	Tarrant Co. Cultural Ed. Fac. Rev. (Buckingham Sr. Living Comm. Proj.), Ser. 2015-B-1, 4.50%, due 11/15/21	408	ß
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	858
		4,741
Utah (2.5%)
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	523	ñß
1,700	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2015-D1, (FHA Insured), 3.85%, due 1/1/31	1,750	@
		2,273
Vermont (0.5%)
400	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/28	416

Virgin Islands (0.3%)
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	228

Virginia (2.1%)
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., 5.30%, due 3/1/35	406	ñ
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	213	ñß
1,000	Virginia St. Pub. Sch. Au. Sch. Fin. Ref. Rev., Ser. 2015, 5.00%, due 8/1/26	1,264
		1,883
Washington (0.6%)
550	Bellingham Wtr. & Swr. Rev., Ser. 2011-R-11981X, (LOC: Citibank N.A.), 0.21%, due 8/1/19	550	ñµ@

Wisconsin (4.4%)
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	402	ñß
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	303	ñß
1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,193	ß
250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	253	ß
520	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missori Portfolio), Ser. 2015-A, 3.00%, due 12/1/21	520	ß
950	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missori Portfolio), Ser. 2015-A, 4.75%, due 12/1/35	957	ß
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	404	ß
		4,032
	Total Investments (98.0%) (Cost $88,642)	90,042	##

	Cash, receivables and other assets, less liabilities (2.0%)	1,793

	Total Net Assets (100.0%)	$91,835
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)	($000's omitted)		z

Municipal Notes (99.4%)

Alabama (3.6%)
6,000	Rib Floater Trust Rev. (Alfed Aid Hwy.), Ser. 2013-2W, (LOC: Barclays Bank PLC), 0.09%, due 9/1/26	6,000	ñµ

Alaska (1.6%)
2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,585

Arizona (0.4%)
575	Tucson Cert. of Participation Ref., Ser. 2014, (AGM Insured), 4.00%, due 7/1/21	650

Arkansas (0.7%)
1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,225

California (10.0%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	793
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,467
1,375	California G.O. Ref., Ser. 2015, 5.00%, due 8/1/26	1,734
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,112	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	593	ß
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	295	ß
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	812
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,519
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	227
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	339
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,141
1,500	San Francisco City & Co. G.O. Ref., Ser. 2015-R1, 4.00%, due 6/15/30	1,662
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,810
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	539
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	450
16,493
Colorado (0.8%)
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	746
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	564
1,310
District of Columbia (3.8%)
4,250	Dist. of Columbia Hosp. Rev., Ser. 2010, (Assured Guaranty Insured), 0.21%, due 7/15/17	4,250	ñµ
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	533	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	418	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,156	ß
6,357
Florida (10.9%)
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	759
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,154
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,335
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,474
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,438	µ
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,067
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,168
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,192
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,382	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,722	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,057
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,377
18,125
Georgia (4.4%)
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,020	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,958	ß
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,264
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,277
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	508	µß
500	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/22	576	ß
540	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/25	627	ß
7,230
Illinois (8.4%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,042
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,665
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,124
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,335
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,222
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	523
1,000	Illinois St. G.O., Ser. 2005, (AMBAC Insured), 5.00%, due 4/1/20	1,011
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,148
1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,066
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	549
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	581
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	1,059
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,653
13,978
Indiana (4.7%)
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	532	ß
865	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	905	µß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,260	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,809
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,093
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,209	µß
7,808
Kansas (0.4%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	731	ß

Kentucky (1.0%)
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,687

Louisiana (1.5%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,415
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	440
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	603
2,458
Maryland (1.5%)
2,540	Maryland St. Trans. Au. Facs. Proj. Rev. Ref., Ser. 2012, 3.00%, due 7/1/16	2,567

Massachusetts (1.1%)
1,280	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	1,391
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	352
1,743
Michigan (0.9%)
425	L'Anse Creuse Pub. Schs. G.O. Ref., Ser. 2015, 5.00%, due 5/1/21	503
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	920	µß
1,423
Minnesota (2.1%)
1,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	1,256
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,342
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	844
3,442
Mississippi (2.7%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,214
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,568
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,669
4,451
Nevada (1.5%)
1,590	Clark Co. Arpt. Rev., Ser. 2010, (LOC: Citibank, N.A.), 0.31%, due 1/1/18	1,590	ñµ
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	854
2,444
New Jersey (4.0%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	331
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	164
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,069
1,500	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey Issue), Ser. 2015-G, 5.00%, due 7/1/22	1,788
1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,100
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,103
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	386
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	402
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	341
6,684
New York (9.1%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/24	290	ß
365	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/25	419	ß
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	445	ß
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	990
485	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	541
500	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	561
520	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	586
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,038
100	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen.), Ser. 2010-DD-3B, 0.01%, due 6/15/43	100	µ
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,302
1,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	1,238
1,125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	1,411
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,200
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	839
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,004
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,229
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	957	ß
15,150
North Carolina (1.1%)
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	702
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	734
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	322	ß
1,758
Ohio (0.9%)
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	477
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	959
1,436
Pennsylvania (3.2%)
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,288
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,982
2,000	Pocono Mountain Sch. Dist. G.O. Ref., Ser. 2015, (BAM Insured), 4.00%, due 10/1/16	2,045
5,315
Rhode Island (3.2%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,263
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	568
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,313	ß
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	960
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,262
5,366
South Carolina (1.6%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	969
1,650	South Carolina St. Ed. Facs. Au. Rev. (Furman Univ.), Ser. 2006-B, (LOC: Wells Fargo Bank N.A.), 0.01%, due 10/1/39	1,650	µß
2,619
Tennessee (1.9%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,075
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,117	ß
3,192
Texas (7.5%)
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	797
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	512
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	244	ß
2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	2,005	µ
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,285
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,544
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,791
590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	742
160	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	174	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	219	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	220	ß
225	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	247	ß
220	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	240	ß
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	388
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	585
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,122
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	267
12,382
Utah (1.1%)
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	522	ß
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,226
1,748
Vermont (0.4%)
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	710

Virginia (1.3%)
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,182

Washington (1.7%)
1,055	King Co. Ref. G.O., Ser. 2015-E, 5.00%, due 12/1/27	1,333
545	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	576
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	881
2,790
Wisconsin (0.4%)
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	561	ß
100	Pub. Fin. Au. Multi-Family Mtge. Rev. (Trinity Affordable Section 8 Assisted Apartments Proj.), Ser. 2015-A, 4.50%, due 7/1/33	101	ß
662
	Total Investments (99.4%) (Cost $156,954)	164,701	##

	Cash, receivables and other assets, less liabilities (0.6%)	1,064

	Total Net Assets (100.0%)	$165,765

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

Municipal Notes (99.3%)

New York (99.3%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/20	274	ß
100	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/21	109	ß
225	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/22	243	ß
175	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/23	202	ß
425	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/22	505	ß
475	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/24	581	ß
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	276	ß
100	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/21	118	ß
200	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/22	239	ß
100	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/24	114	ß
175	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/25	199	ß
225	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/21	262	ß
150	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/22	177	ß
135	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 4.00%, due 7/1/23	151	ß
115	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/25	137	ß
1,000	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.), Ser. 2015-A, 5.00%, due 5/1/27	1,246
850	Haverstraw-Stony Point Central Sch. Dist. Ref. G.O., Ser. 2015, 5.00%, due 10/15/25	1,044
300	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/18	326	ß
575	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/19	637	ß
605	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/20	683	ß
750	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	866
825	Long Beach, NY G.O., Ser. 2014-A, (BAM Insured), 2.50%, due 11/15/16	836
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	580
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,727
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,495
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	424	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/16	101	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	104	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	107	ß
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	130	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/21	112	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	113	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	115	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/24	116	ß
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	537	ß
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	358	ß
700	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 4.00%, due 9/1/28	780
415	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 4.00%, due 7/1/18	442	ß
300	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	344	ß
1,235	Nassau Hlth. Care Corp. Rev., Ser. 2009, (LOC: JP Morgan Chase), 0.01%, due 8/1/29	1,235	µ
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	363
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	506
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	383
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,001
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,130
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,343
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	328	µß
350	New York Convention Center Dev. Corp. Rev. Ref. (Hotel Unit Fee Secured), Ser. 2015, 5.00%, due 11/15/22	425
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,290
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	511	ß
1,505	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	1,511
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	841	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	601	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	579	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	585	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,316	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,166
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	236	ß
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	339
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,489
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19 Pre-Refunded 1/1/17	1,041	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	624
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	572
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,018
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,698
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,399
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	490	µß
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,779
1,915	New York St. G.O. (Prerefunded), Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	2,190
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	97
750	New York St. HFA Rev. (Affordable Hsg.), Ser. 2015-G, (SONYMA Insured), 1.35%, due 5/1/19	753
465	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.13%, due 9/15/26	494
760	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.25%, due 9/15/27	806
710	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	805	ß
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	826	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	774	ß
400	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	434
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	392
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,777
580	Schenectady Co. Ref. G.O. (Pub. Imp.), Ser. 2015, 4.00%, due 6/15/28	661
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	604
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	836
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,180	ß
500	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	531
680	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	722
500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2016-A, 5.00%, due 11/15/46	588
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,817
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,229
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	394	ß

	Total Investments (99.3%) (Cost $60,077)	63,519	##

	Cash, receivables and other assets, less liabilities (0.7%)	466

	Total Net Assets (100.0%)	$63,985

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)		($000's omitted)	z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (23.1%)
785	U.S. Treasury Notes, 0.50%, due 1/31/17	784
2,510	U.S. Treasury Notes, 0.63%, due 10/15/16 – 9/30/17	2,506
3,705	U.S. Treasury Notes, 0.75%, due 10/31/17	3,703
1,955	U.S. Treasury Notes, 0.88%, due 10/15/18	1,951
6,895	U.S. Treasury Notes, 1.25%, due 11/15/18 – 12/15/18	6,951

	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $15,846)	15,895

Mortgage-Backed Securities (25.6%)

Adjustable Mixed Balance (0.1%)
95	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.55%, due 6/19/34	91	µ

Commercial Mortgage-Backed (17.1%)
398	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	397
1,208	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,198
277	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	276
502	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	499
728	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	722
690	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	686
413	Commercial Mortgage Pass-Through Certificates, Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	414
640	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	639
501	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.01%, due 6/15/38	501	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4	i
845	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.54%, due 1/15/49	864	i
192	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	192	ñ
333	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	341
1,321	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.99%, due 8/10/45	1,360	µ
957	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	951
352	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	353
197	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	201
840	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	839
342	Wells Fargo Commercial Mortgage Trust, Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	344
1,029	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	1,027
		11,808
Mortgage-Backed Non-Agency (2.1%)
249	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	265	ñ
879	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	969	ñ
172	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	193	ñ
		1,427
Fannie Mae (3.7%)
524	Pass-Through Certificates, 3.50%, due 10/1/25	554
981	Pass-Through Certificates, 3.00%, due 9/1/27	1,025
867	Pass-Through Certificates, 4.50%, due 4/1/39 – 5/1/44	942
		2,521
Freddie Mac (2.6%)
1	ARM Certificates, 1.63%, due 1/1/17	1	µ
565	Pass-Through Certificates, 3.50%, due 5/1/26	597
684	Pass-Through Certificates, 3.00%, due 1/1/27	716
433	Pass-Through Certificates, 4.50%, due 11/1/39	471
		1,785

	Total Mortgage-Backed Securities (Cost $17,696)	17,632

Corporate Debt Securities (30.1%)

Aerospace & Defense (0.1%)
90	Lockheed Martin Corp., Senior Unsecured Notes, 1.85%, due 11/23/18	91

Agriculture (0.1%)
80	Reynolds American, Inc., Guaranteed Notes, 2.30%, due 6/12/18	81

Auto Manufacturers (1.5%)
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	439
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	289	ñ
285	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	286
		1,014
Banks (10.9%)
700	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	702
385	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	386
965	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	964
950	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	967
555	HSBC USA, Inc., Senior Unsecured Notes, 1.50%, due 11/13/17	554
1,700	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,700
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	229	ñ
755	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	756
370	Morgan Stanley, Senior Unsecured Medium-Term Notes, 2.45%, due 2/1/19	371
845	U.S. Bank N.A., Senior Unsecured Medium-Term Notes, 1.45%, due 1/29/18	846
		7,475
Beverages (1.3%)
890	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 1.90%, due 2/1/19	892

Commercial Services (0.1%)
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ

Computers (1.2%)
340	Apple, Inc., Senior Unsecured Notes, 0.90%, due 5/12/17	340
515	HP Enterprise Co., Senior Unsecured Notes, 2.85%, due 10/5/18	515	ñ
		855
Diversified Financial Services (1.2%)
394	GE Capital Int'l Funding Co., Guaranteed Notes, 0.96%, due 4/15/16	394	ñ
410	Visa, Inc., Senior Unsecured Notes, 1.20%, due 12/14/17	411
		805
Electric (0.4%)
260	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	259

Food (0.3%)
205	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	205	ñ

Healthcare - Products (0.8%)
300	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	301
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	284
		585
Healthcare - Services (0.4%)
260	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	261

Holding Companies - Diversified (0.3%)
230	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	228

Media (1.4%)
695	NBCUniversal Enterprise, Inc., Guaranteed Notes, 1.16%, due 4/15/16	695	ñµ
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	99
145	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	145
		939
Oil & Gas (1.8%)
455	Chevron Corp., Senior Unsecured Notes, 1.34%, due 11/9/17	454
520	ConocoPhillips Canada Funding Co. I, Guaranteed Yankee Notes, 5.63%, due 10/15/16	534
265	Shell Int'l Finance BV, Guaranteed Notes, 1.25%, due 11/10/17	264
		1,252
Pharmaceuticals (1.3%)
205	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	204
275	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	276	ñ
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
240	Mylan NV, Guaranteed Notes, 3.00%, due 12/15/18	240	ñ
		875
Pipelines (1.1%)
215	Energy Transfer Partners L.P., Senior Unsecured Notes, 2.50%, due 6/15/18	197
250	Enterprise Products Operating LLC, Guaranteed Notes, 3.20%, due 2/1/16	250
145	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	141
150	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	144
		732
Real Estate (0.3%)
225	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	224	ñ

Retail (1.2%)
830	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	833

Telecommunications (4.4%)
545	AT&T, Inc., Senior Unsecured Notes, 1.70%, due 6/1/17	546
680	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	677
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	325
590	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	596
885	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	892
		3,036

	Total Corporate Debt Securities (Cost $20,853)	20,732

Asset-Backed Securities (18.6%)
1,700	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	1,702
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.67%, due 5/15/20	2,074	µ
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.70%, due 9/16/19	675	µ
1,437	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.51%, due 12/16/19	1,434	µ
683	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	682
1,300	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.70%, due 5/15/19	1,300	µ
1,000	Citibank Credit Card Issuance Trust, Ser. 2013-A4, Class A4, 0.85%, due 7/24/20	999	µ
1,022	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,021
1,500	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,498
492	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	492
20	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.47%, due 11/23/22	20	µ
875	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	876

	Total Asset-Backed Securities (Cost $12,636)	12,773

NUMBER OF SHARES

Short-Term Investments (4.3%)
2,958,732	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $2,959)	2,959	h

	Total Investments (101.7%) (Cost $69,990)	69,991	##

	Liabilities, less cash, receivables and other assets [(1.7%)]	(1,149)

	Total Net Assets (100.0%)	$68,842

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT		VALUE	†
($000's omitted)	($000's omitted)		z

Bank Loan Obligationsµ (7.1%)

All Telecom (0.3%)
425	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	407
255	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	254
		661
Automotive (0.1%)
185	Chrysler Automotive, First Lien Term Loan B, 3.50%, due 5/24/17	184

Building & Development (0.4%)
439	Jeld Wen, Inc., First Lien Term Loan B, 4.75%, due 7/1/22	432
588	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	584
		1,016
Business Equipment & Services (0.5%)
134	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	127
208	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	198
208	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	201
95	Equinix Inc., First Lien Term Loan B, 4.00%, due 12/11/22	95
208	Genesys, First Lien Term Loan, 4.00%, due 2/8/20	202
420	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	416
		1,239
Chemicals & Plastics (0.1%)
178	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	176

Containers & Glass Products (0.1%)
318	SIG Combibloc Group, First Lien Term Loan, 4.25%, due 3/11/22	314

Electronics - Electrical (1.3%)
1,340	Avago Technologies, First Lien Term Loan B1, due 11/11/22	1,318	¢^^
592	Dell, First Lien Term Loan B2, 4.00%, due 4/29/20	590
592	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	556
375	NXP Funding, First Lien Term Loan B1, 3.75%, due 12/7/20	374
208	Riverbed Technology, First Lien Term Loan B, 6.00%, due 4/25/22	206
		3,044
Equipment Leasing (0.1%)
235	AER/Int'l Lease Finance Corp., Term Loan B, 3.50%, due 3/6/21	234

Financial Intermediaries (0.5%)
620	First Data Corporation, First Lien Term Loan, 3.93%, due 3/23/18	611
255	First Data Corporation, First Lien Term Loan B, 4.18%, due 7/8/22	250
460	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	357
		1,218
Food & Drug Retailers (0.2%)
55	Rite Aid Corp., Second Lien Term Loan 1, 5.75%, due 8/21/20	55
380	Rite Aid Corp., Second Lien Term Loan 2, 4.88%, due 6/21/21	379
		434
Food Products (0.1%)
208	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	199

Health Care (0.3%)
269	Air Medical Group Holding, First Lien Term Loan B1, 4.25%, due 4/28/22	255
326	Multiplan, Inc., First Lien Term Loan, 3.75%, due 3/31/21	318
159	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	155
		728
Industrial Equipment (0.1%)
343	Exco Resources Inc., Term Loan B, 12.50%, due 10/19/20	129

Leisure Goods - Activities - Movies (0.4%)
590	Match Group Inc., First Lien Term Loan B, 5.50%, due 11/16/22	588
259	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	248
		836
Lodging & Casinos (1.8%)
554	CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	550
485	Graton Casino, First Lien Term Loan B, 4.75%, due 9/1/22	481
962	Mohegan Tribal Gaming, First Lien Term Loan, 5.50%, due 6/15/18	931
438	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	434
817	Scientific Games Corp., First Lien Term Loan B2, 6.00%, due 10/1/21	725
933	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	915
191	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	190
		4,226
Publishing (0.2%)
502	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	493

Radio & Television (0.1%)
199	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	194

Retailers (except food & drug) (0.4%)
208	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	197
642	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	621
		818
Utilities (0.1%)
340	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	326

	Total Bank Loan Obligations (Cost $17,137)	16,469

Corporate Debt Securities (77.0%)

Advertising (1.6%)
1,750	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,441
100	Lamar Media Corp., Guaranteed Notes, 5.88%, due 2/1/22	104
1,735	Nielsen Co. Luxembourg S.a.r.l, Guaranteed Notes, 5.50%, due 10/1/21	1,783	ñ
215	Nielsen Finance LLC/Nielsen Finance Co., Guaranteed Notes, 4.50%, due 10/1/20	218
100	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	102	ñ
		3,648
Aerospace & Defense (0.2%)
575	TransDigm, Inc., Guaranteed Notes, 5.50%, due 10/15/20	565

Air Transportation (0.0%)
108	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	115

Auto Parts & Equipment (1.1%)
1,105	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,160
200	Schaeffler Holding Finance BV, Senior Secured Notes, 6.25% Cash/7.00% PIK, due 11/15/19	209	ñc
1,120	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	1,118	ñ
		2,487
Banking (3.4%)
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	737
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,195
855	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	887
610	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	602
365	Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	357
610	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	623
1,945	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,965	@
1,465	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	1,453
		7,819
Beverages (0.6%)
860	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	907
445	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	459
		1,366
Building & Construction (3.8%)
280	CalAtlantic Group, Inc., Guaranteed Notes, 10.75%, due 9/15/16	295
1,000	CalAtlantic Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	1,065
800	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 5/15/18	882
2,125	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	2,152	@
220	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	223
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,245
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	157
200	Lennar Corp., Guaranteed Notes, 4.50%, due 6/15/19	205
505	Lennar Corp., Guaranteed Notes, 4.50%, due 11/15/19	519
130	Meritage Homes Corp., Guaranteed Notes, 4.50%, due 3/1/18	130
540	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	563
910	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	855	ñ
600	Toll Brothers Finance Corp., Guaranteed Notes, 8.91%, due 10/15/17	660
		8,951
Building Materials (2.3%)
95	Allegion US Holding Co., Inc., Guaranteed Notes, 5.75%, due 10/1/21	99
330	Hanson Ltd., Guaranteed Notes, 6.13%, due 8/15/16	335
1,035	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	1,065	ñ
330	Lafarge SA, Senior Unsecured Notes, 6.50%, due 7/15/16	337
605	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	619
490	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	560
230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	236
1,320	USG Corp., Guaranteed Notes, 5.88%, due 11/1/21	1,359	ñ
190	Vulcan Materials Co., Senior Unsecured Notes, 7.00%, due 6/15/18	212
410	Vulcan Materials Co., Senior Unsecured Notes, 7.50%, due 6/15/21	472
		5,294
Cable & Satellite Television (5.4%)
1,245	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 7.38%, due 6/1/20	1,295
575	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 3/15/21	595
665	CCO Safari II LLC, Senior Secured Notes, 3.58%, due 7/23/20	669	ñ
835	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	807	ñ
1,295	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	1,363
520	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	549
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,022
990	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	996
995	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	995
2,900	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	2,882	ñ
1,040	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	1,063	ñ
425	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	400
		12,636
Chemicals (1.6%)
1,245	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	1,276
825	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding Bank, Guaranteed Notes, 7.38%, due 5/1/21	866	ñ
420	Celanese US Holdings LLC, Guaranteed Notes, 5.88%, due 6/15/21	445
735	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	652
420	PQ Corp., Secured Notes, 8.75%, due 11/1/18	391	ñ
		3,630
Consumer - Commercial Lease Financing (3.6%)
700	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	688
285	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	281
1,045	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.25%, due 7/1/20	1,019
2,155	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,174	@
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	573
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	310
940	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	928
800	Navient Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	750
130	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	119
1,440	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,490
		8,332
Discount Stores (0.6%)
1,290	Dollar Tree, Inc., Guaranteed Notes, 5.25%, due 3/1/20	1,354	ñ

Diversified Capital Goods (0.3%)
650	SPX FLOW, Inc., Guaranteed Notes, 6.88%, due 9/1/17	687

Electric - Generation (1.9%)
855	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	888	ñ
945	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	913
1,250	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,262
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	908
550	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	479
		4,450

Electric - Integrated (1.2%)
1,220	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,275
1,980	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,515	ñ**
		2,790
Electronics (1.6%)
1,339	Amkor Technology, Inc., Senior Unsecured Notes, 6.63%, due 6/1/21	1,289
210	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	214
70	Freescale Semiconductor, Inc., Senior Secured Notes, 5.00%, due 5/15/21	71	ñ
575	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	577	ñ
820	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/15/20	816	ñ
640	NXP BV/NXP Funding LLC, Guaranteed Notes, 5.75%, due 2/15/21	663	ñ
		3,630
Energy - Exploration & Production (1.0%)
590	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	516
883	Chesapeake Energy Corp., Secured Notes, 8.00%, due 12/15/22	377	ñ
165	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	58
1,150	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	489	@
485	Legacy Reserves L.P./Legacy Reserves Finance Corp., Guaranteed Notes, 6.63%, due 12/1/21	92
905	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	136
180	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	22
135	Oasis Petroleum, Inc., Guaranteed Notes, 7.25%, due 2/1/19	84
85	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	51
720	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	471
		2,296
Environmental (0.2%)
450	ADS Waste Holdings, Inc., Guaranteed Notes, 8.25%, due 10/1/20	416

Food & Drug Retailers (0.5%)
550	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	581
570	Tesco PLC, Senior Unsecured Notes, 5.50%, due 11/15/17	594	ñ
		1,175
Food - Wholesale (0.3%)
570	Post Holdings, Inc., Guaranteed Notes, 6.75%, due 12/1/21	596	ñ

Gaming (3.2%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	348
1,315	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	1,321	@
575	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	562
240	Int'l Game Technology PLC, Senior Secured Notes, 5.63%, due 2/15/20	238	ñ
435	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	459
215	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	220
1,470	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,636
495	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	486
500	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	508	ñ
360	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	382
470	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	223
440	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	306
475	Shingle Springs Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	495	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	232
		7,416
Gas Distribution (3.7%)
585	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	576	@
570	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	361
1,235	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,087
860	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	678
550	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	525
1,220	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	1,184	ñ
505	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.00%, due 1/15/19	475	ñ
1,790	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	1,638
1,705	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	1,592
80	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	67
505	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	469	ñ
		8,652
Health Facilities (5.7%)
465	Amsurg Corp., Guaranteed Notes, 5.63%, due 11/30/20	471
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	452
955	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	948
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	482
1,065	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,109
855	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	861
110	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	113
1,765	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,946
445	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	417
195	LifePoint Hospitals, Inc., Guaranteed Notes, 6.63%, due 10/1/20	202
580	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, due 12/1/21	589
970	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	1,004
735	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	750
1,155	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,221
1,315	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	1,239
895	Tenet Healthcare Corp., Senior Secured Notes, 4.01%, due 6/15/20	879	ñµ
475	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	484	ñ
		13,167
Health Services (0.7%)
480	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	496	ñ
1,125	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	1,190
		1,686
Hotels (0.5%)
1,100	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	1,133

Investments & Misc. Financial Services (0.4%)
1,265	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,256

Machinery (1.6%)
1,815	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,943	@
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	203
1,260	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	1,203
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	314
		3,663
Media - Diversified (0.4%)
1,004	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	1,015

Media Content (2.9%)
905	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	959
1,235	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	477
207	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	211
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	735
945	Gray Television, Inc., Guaranteed Notes, 7.50%, due 10/1/20	974
1,850	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	1,878	ñ
185	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	193	ñ
570	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	569	ñ
725	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	747	ñ
		6,743
Medical Products (1.9%)
785	Alere, Inc., Guaranteed Notes, 7.25%, due 7/1/18	813
650	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	546	ñ
1,625	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 6.50%, due 9/15/18	1,788	ñ
250	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	253	ñ
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	612
95	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	96	ñ
270	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	280	ñ
		4,388
Metals - Mining Excluding Steel (0.7%)
1,120	Alcoa, Inc., Senior Unsecured Notes, 5.72%, due 2/23/19	1,117
275	Teck Resources Ltd., Guaranteed Notes, 2.50%, due 2/1/18	226
300	Teck Resources Ltd., Guaranteed Notes, 3.00%, due 3/1/19	189
		1,532
Packaging (2.1%)
555	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Senior Secured Notes, 3.51%, due 12/15/19	531	ñµ
1,005	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	1,040
580	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	579
360	Berry Plastics Corp., Secured Notes, 6.00%, due 10/15/22	367	ñ
530	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	512	ñ
910	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	911
455	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	471
540	Sealed Air Corp., Guaranteed Notes, 6.50%, due 12/1/20	595	ñ
		5,006
Personal & Household Products (0.5%)
320	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	327
180	Jarden Corp., Guaranteed Notes, 7.50%, due 5/1/17	184
575	Spectrum Brands, Inc., Guaranteed Notes, 6.38%, due 11/15/20	607
		1,118
Pharmaceuticals (2.6%)
1,085	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.75%, due 1/15/22	1,132	ñ
1,170	Mallinckrodt Int'l Finance SA, Guaranteed Notes, 3.50%, due 4/15/18	1,106
260	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	249	ñ
750	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	744	ñ
1,770	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.38%, due 3/15/20	1,673	ñ
1,070	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	1,032	ñ
		5,936
Printing & Publishing (1.0%)
578	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	604
1,680	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,806	@
20	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	20
		2,430
Recreation & Travel (1.5%)
195	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	200
1,330	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	1,337	ñ
750	NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	729	ñ
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	366
915	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	935	ñ
		3,567
Software - Services (0.5%)
1,082	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,079	ñ
516	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	196
		1,275
Specialty Retail (1.6%)
545	Dufry Finance SCA, Guaranteed Notes, 5.50%, due 10/15/20	561	ñ
205	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	213
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	740
225	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	262
675	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	695	ñ
300	Petco Holdings, Inc., Senior Unsecured Notes, 8.50% Cash/9.25% PIK, due 10/15/17	306	ñc
525	QVC, Inc., Senior Secured Notes, 3.13%, due 4/1/19	521
440	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	459
		3,757
Steel Producers - Products (0.4%)
120	ArcelorMittal, Senior Unsecured Notes, 5.50%, due 2/25/17	117	**
850	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	774
155	ArcelorMittal, Senior Unsecured Notes, 5.13%, due 6/1/20	125
		1,016
Support - Services (4.0%)
560	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	556
585	ADT Corp., Senior Unsecured Notes, 4.13%, due 4/15/19	607
1,060	AECOM, Guaranteed Notes, 5.75%, due 10/15/22	1,072
230	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	189	ñ
965	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	923
450	Aramark Services, Inc., Guaranteed Notes, 5.75%, due 3/15/20	467
1,315	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 3.16%, due 12/1/17	1,308	µ
570	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	567
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	375
575	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	565
1,245	Iron Mountain, Inc., Guaranteed Notes, 6.00%, due 10/1/20	1,326	ñ
135	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	141
1,080	United Rentals N.A., Inc., Guaranteed Notes, 7.63%, due 4/15/22	1,110
		9,206
Technology Hardware & Equipment (0.5%)
475	CommScope, Inc., Senior Secured Notes, 4.38%, due 6/15/20	483	ñ
720	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	693	ñ
		1,176
Telecom - Satellite (1.1%)
1,193	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	1,306
85	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 10/15/20	73
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,169	ñ
		2,548
Telecom - Wireless (3.6%)
645	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	669
2,000	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,600
1,600	Sprint Communications, Inc., Senior Unsecured Notes, 8.38%, due 8/15/17	1,548
185	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	191
1,550	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	1,596
1,130	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	1,153
1,530	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,503	ñ
		8,260
Telecom - Wireline Integrated & Services (3.1%)
1,200	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,170
255	Equinix, Inc., Senior Unsecured Notes, 5.38%, due 1/1/22	265
460	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	482
475	Frontier Communications Corp., Senior Unsecured Notes, 8.13%, due 10/1/18	485
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,052
240	Frontier Communications Corp., Senior Unsecured Notes, 8.88%, due 9/15/20	241	ñ
2,110	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	2,210
245	Telecom Italia Capital SA, Guaranteed Notes, 7.18%, due 6/18/19	271
995	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	1,040
		7,216
Theaters & Entertainment (1.6%)
1,510	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,585	ñ
1,155	AMC Entertainment, Inc., Guaranteed Notes, 5.88%, due 2/15/22	1,190
910	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	916
		3,691

	Total Corporate Debt Securities (Cost $189,511)	179,090

NUMBER OF SHARES

Short-Term Investments (3.8%)
8,771,796	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $8,772)	8,772	h

	Total Investments (87.9%) (Cost $215,420)	204,331	##

	Cash, receivables and other assets, less liabilities (12.1%)	28,077	††

	Total Net Assets (100.0%)	$232,408
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT[a]			VALUE	†
(000's omitted)			(000's omitted)	z

Bank Loan Obligationsµ (3.4%)

Aerospace & Defense (0.1%)
	$479	B/E Aerospace, Inc., Term Loan, 4.00%, due 12/16/21	$478
	380	Transdigm Inc., First Lien Term Loan C, 3.75%, due 2/28/20	371
			849
Air Transport (0.0%)
	723	American Airlines Inc., First Lien Term Loan B1, 3.50%, due 10/10/21	712

All Telecom (0.1%)
	370	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	367
	390	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	374
	810	Level 3 Financing, Inc., First Lien Term Loan B3, 4.00%, due 8/1/19	808
	300	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	299
	385	T-Mobile USA, Term Loan, 3.50%, due 11/9/22	385
	374	Zayo Group, First Lien Term Loan B1, 3.75%, due 5/6/21	368
			2,601
Automotive (0.0%)
	365	Allison Transmission, First Lien Term Loan B3, 3.50%, due 8/23/19	364

Building & Development (0.1%)
	110	Capital Automotive LP, First Lien Term Loan B1, 4.00%, due 4/10/19	109
	630	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	616
	375	DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	364
	369	HDS Holding Corp., First Lien Term Loan, 3.75%, due 8/13/21	363
	669	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	664
			2,116
Business Equipment & Services (0.4%)
	777	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	741
	384	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	366
	383	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	371
	374	CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	362
	492	CPA Global, First Lien Term Loan, 4.50%, due 12/3/20	489
	377	Emdeon Business Services, First Lien Term Loan B2, 3.75%, due 11/2/18	372
	473	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	464
	283	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	280
	390	Mitchell International, Inc., First Lien Term Loan, 4.50%, due 10/13/20	344
	258	On Assignment, Term Loan B, 3.75%, due 6/3/22	257
	382	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	366
	1,115	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	1,103
	745	SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	743
	381	TRANS UNION LLC, Term Loan B-2, 3.50%, due 4/9/21	368
			6,626
Cable & Satellite Television (0.2%)
	1,109	Cablevision Systems Corp., First Lien Term Loan B, 5.00%, due 10/9/22	1,106
	147	Casema Holdings BV, First Lien Term Loan B1, 3.50%, due 1/15/22	142
	87	Casema Holdings BV, First Lien Term Loan B2, 3.51%, due 1/15/22	84
	143	Casema Holdings BV, First Lien Term Loan B3, 3.60%, due 1/15/22	138
	377	Cequel Communications, LLC, First Lien Term Loan B, 4.25%, due 12/14/22	370
	370	Charter Communications Operating LLC, First Lien Term Loan I, 3.50%, due 1/24/23	370
	616	Numericable_Altice, First Lien Term Loan B1, 4.50%, due 5/21/20	592
	533	Numericable_Altice, First Lien Term Loan B2, 4.50%, due 5/21/20	512
	770	Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	749
			4,063

Chemicals & Plastics (0.1%)
	371	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	368
	270	Huntsman International LLC, First Lien Term Loan, 3.75%, due 10/1/21	266
	381	Ineos Finance PLC, First Lien Term Loan B1, 4.25%, due 3/31/22	362
	387	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	369
			1,365
Containers & Glass Products (0.3%)
	378	Ardagh Packaging, First Lien Term Loan B2, 4.00%, due 12/17/19	374
	395	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	388
	745	Berry Plastics, First Lien Term Loan F, 4.00%, due 10/3/22	741
	1,321	BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	1,238
	63	Constantia Flexibles Group, First Lien Term Loan B1, 4.75%, due 4/30/22	63
	324	Constantia Flexibles Group, First Lien Term Loan B2, 4.75%, due 4/30/22	323	Ñ
	261	Owens Illinois Inc., First Lien Term Loan B, 3.50%, due 9/1/22	260
	748	Reynolds Group, First Lien Term Loan B1, 4.50%, due 12/1/18	743
	673	SIG Combibloc Group, First Lien Term Loan, 4.25%, due 3/11/22	665
			4,795
Cosmetics - Toiletries (0.0%)
	267	Prestige Brands, Inc., First Lien Term Loan B3, 3.50%, due 9/3/21	266

Drugs (0.2%)
	1,295	Endo Pharma, First Lien Term Loan B-1, 3.75%, due 9/26/22	1,278
	374	Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	371
	1,380	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	1,327	¢^^
			2,976

Ecological Services & Equipment (0.0%)
	381	ADS Waste Holdings, Inc., First Lien Term Loan B2, 3.75%, due 10/9/19	368

Electronics - Electrical (0.3%)
	2,300	Avago Technologies, First Lien Term Loan B1, due 11/11/22	2,262	¢^^
	319	CommScope, First Lien Term Loan B1, 3.83%, due 12/29/22	316
	686	CPI ACQUISITION INC., First Lien Term Loan, 5.50%, due 8/17/22	671	¢^^
	395	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	372
	740	NXP Funding, First Lien Term Loan B1, 3.75%, due 12/7/20	738
	317	Vantiv, First Lien Term Loan B, 3.75%, due 6/13/21	316
	1,166	Zebra Technologies, First Lien Term Loan B, 4.75%, due 10/27/21	1,165
			5,840
Financial Intermediaries (0.1%)
	320	First Data Corporation, First Lien Term Loan, 3.93%, due 3/23/18	316
	1,115	First Data Corporation, First Lien Term Loan B, 3.93%, due 9/24/18	1,098
	608	First Data Corporation, First Lien Term Loan B, 4.18%, due 7/8/22	596
	385	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/21/21	369
	5	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	4
			2,383
Food & Drug Retailers (0.0%)
	218	Albertsons, First Lien Term Loan B4, 5.50%, due 8/25/21	213
	305	Albertsons, First Lien Term Loan B5, 5.50%, due 12/1/22	298
			511
Food Products (0.0%)
	523	DE Master Blenders 1753 NV, First Lien Term Loan B, 4.25%, due 7/2/22	516
	210	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	209
			725
Food Service (0.1%)
	374	Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	371
	1,046	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/10/21	1,039
	747	US Foodservice Inc., First Lien Term Loan B, 4.50%, due 3/31/19	736
			2,146
Health Care (0.2%)
	374	AmSurg Corp., First Lien Term Loan, 3.50%, due 7/16/21	371
	750	CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	721
	274	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	269	Ñ
	382	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/8/20	367
	529	EMS-Emergency Medical Services, First Lien Term Loan, 4.25%, due 5/25/18	526
	210	EMS-Emergency Medical Services, First Lien Term Loan B2, 4.50%, due 11/6/22	209
	190	Mallinckrodt International, First Lien Term Loan, 3.50%, due 3/19/21	185
	362	Multiplan, Inc., First Lien Term Loan, 3.75%, due 3/31/21	353
	758	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	743
	180	Sage Products Holdings III, LLC, Second Lien Term Loan, 9.25%, due 6/13/20	179
			3,923
Home Furnishings (0.0%)
	371	AOT Bedding Super Holdings, LLC, First Lien Term Loan, 4.25%, due 10/1/19	368

Industrial Equipment (0.2%)
	400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	206	Ñ
	376	Doosan Infracore, Term Loan B, 4.50%, due 5/28/21	359
	761	Filtration Group, First Lien Term Loan, 4.25%, due 11/20/20	736
	214	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	207	Ñ
	969	Husky Injection Molding, Term Loan, 4.25%, due 6/30/21	925
	258	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	246	Ñ
	381	Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	362
			3,041
Insurance (0.0%)
	327	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	313
	450	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	397
			710
Leisure Goods - Activities - Movies (0.1%)
	264	Amc Entertainment, First Lien Term Loan, 4.00%, due 12/15/22	264
	375	Bombardier Recreational Products Inc., First Lien Term Loan B2, 3.75%, due 1/30/19	368
	1,007	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	990
	382	Formula One, First Lien Term Loan B3, 4.75%, due 7/30/21	358
	392	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	376
			2,356
Lodging & Casinos (0.4%)
	389	Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/20/21	387
	338	Boyd Gaming Corporation, First Lien Term Loan B, 4.00%, due 8/14/20	334
	371	CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	369
	659	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	658
	0	MGM Resorts, First Lien Term Loan B, 1.00%, due 12/20/19	0
	983	Mohegan Tribal Gaming, First Lien Term Loan, 5.50%, due 6/15/18	952
	318	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/25/22	315
	1,483	Peninsula Gaming, First Lien Term Loan B, 4.25%, due 11/20/17	1,477
	1,213	Scientific Games Corp., First Lien Term Loan B, 6.00%, due 10/18/20	1,083
	755	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	740
	771	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	767
			7,082
Oil & Gas (0.0%)
	842	Energy Transfer Equity, First Lien Term Loan C, 4.00%, due 12/2/19	646
	704	NFR Energy, Second Lien Term Loan B, 7.50%, due 12/31/18	16	‡
	385	Samson Investment Company, Second Lien Term Loan, 4.00%, due 9/25/18	6	‡ Ñ
			668
Publishing (0.1%)
	374	EMI Publishing, First Lien Term Loan, 4.00%, due 8/19/22	367
	376	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	368
			735
Radio & Television (0.1%)
	987	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	717
	700	Gray Television Inc., First Lien Term Loan C, due 6/13/21	698	¢^^
	661	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	645
	93	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	91
			2,151
Retailers (except food & drug) (0.2%)
	762	Amscan Holdings, Inc., First Lien Term Loan B, 4.25%, due 8/19/22	738
	383	Bass Pro Shops, First Lien Term Loan B1, 4.00%, due 6/5/20	365
	456	Burlington Coat, First Lien Term Loan B3, 4.25%, due 8/13/21	452
	385	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	366
	446	Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	440
	299	Michaels Stores Inc., First Lien Term Loan B2, 4.00%, due 1/28/20	296
	413	Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	358
	1,141	PetSmart Inc., First Lien Term Loan B1, 4.25%, due 3/11/22	1,104
			4,119
Surface Transport (0.0%)
	294	Hertz Corporation, First Lien Term Loan B1, 3.75%, due 3/11/18	293
	242	Kenan Advantage Group, First Lien Term Loan B1, 4.00%, due 7/29/22	238
	77	Kenan Advantage Group, First Lien Term Loan B2, 4.00%, due 7/29/22	76
			607
Utilities (0.1%)
	269	Calpine Construction, First Lien Term Loan, 3.25%, due 1/31/22	253
	376	Calpine Corp., First Lien Term Loan B3, 4.00%, due 10/9/19	366
	383	Dynegy Holdings Inc., First Lien Term Loan B2, 4.00%, due 4/23/20	369
	265	NRG Energy Inc., First Lien Term Loan B, due 7/1/18	259	¢^^
	376	TPF II, Term Loan, 5.50%, due 10/2/21	360
			1,607

		Total Bank Loan Obligations (Cost $69,017)	66,073

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (8.2%)
	4,465	U.S. Treasury Bonds, 4.50%, due 2/15/36	5,986
	30,098	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	29,305
	26,536	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	30,126
	18,751	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	20,886
	32,074	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	44,331
	13,729	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	12,417
	8,105	U.S. Treasury Notes, 3.63%, due 8/15/19	8,812
	9,105	U.S. Treasury Notes, 2.75%, due 2/15/24	9,762

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $164,718)	161,625

U.S. Government Agency Securities (1.6%)
	12,740	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	17,276	@
	14,433	Residual Funding Corp., Principal Strip Bonds, 0.00%, due 4/15/30	9,522	@j
	2,395	Tennessee Valley Authority, Senior Unsecured Notes, 5.25%, due 9/15/39	2,987	@
	2,030	Tennessee Valley Authority, Senior Unsecured Notes, 4.63%, due 9/15/60	2,272	@

		Total U.S. Government Agency Securities (Cost $32,633)	32,057

Mortgage-Backed Securities (38.2%)

Collateralized Mortgage Obligations (0.4%)
	879	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.59%, due 10/25/36	720	µ
	5,044	JP Morgan Alternative Loan Trust, Ser. 2007-A2, Class 12A3, 0.62%, due 6/25/37	4,662	µ
	1,620	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A8, Class A3A3, 0.80%, due 8/25/36	1,403	µ
			6,785
Commercial Mortgage-Backed (6.5%)
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	3,825
	2,944	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	2,976
	1,690	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,733
	531	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	553	i
	15,718	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.41%, due 9/10/46	854	gµ
	32,863	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.59%, due 2/10/48	3,123	gµ
	77	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	79
	40,429	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.35%, due 5/10/47	2,547	gµ
	2,373	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.25%, due 12/10/49	2,454	µ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.50%, due 1/10/46	792	gñµ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.77%, due 3/10/46	1,254	gµ
	27,382	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.56%, due 10/10/46	1,960	gµ
	44,980	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.41%, due 4/10/47	2,866	gµ
	54,864	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.50%, due 6/10/47	4,017	gµ
	30,486	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.22%, due 12/10/47	1,865	gµ
	1,467	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.89%, due 6/15/39	1,495	µ
	2,065	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 6.15%, due 9/15/39	2,150	µ
	1,295	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,308
	3,111	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	3,169
	4,912	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	5,096	i
	39,712	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 1.04%, due 6/15/57	2,292	gµ
	3,605	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.96%, due 5/15/46	3,748	µ
	2,320	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	2,354
	5,839	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	6,081
	3,863	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	3,955
	13,899	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.24%, due 1/10/45	1,217	gñµ
	6,766	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.99%, due 8/10/45	6,969	µ
	59,710	GS Mortgage Securities Trust, Ser. 2015-GC30, Class XA, 1.05%, due 5/10/50	3,316	gµ
	1,491	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,512
	5,825	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.89%, due 2/12/49	6,002	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.96%, due 6/15/49	1,021	µ
	1,423	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,482	i
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,392	i
	4,742	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	4,800
	960	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	981
	4,702	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	4,861	iµ
	32,423	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.35%, due 4/15/47	2,053	gµ
	21,061	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.81%, due 12/10/45	1,811	ñµ
	24,930	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.25%, due 8/10/49	2,282	gñµ
	3,750	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	3,834
	7,885	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.90%, due 6/15/49	8,085	µ
	31,747	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.61%, due 3/15/45	1,878	gñµ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.29%, due 6/15/46	1,360	gµ
	44,628	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.33%, due 8/15/47	3,064	gµ
	63,210	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 1.09%, due 11/15/47	3,765	gµ
			128,231
Fannie Mae (20.8%)
	14	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	15
	162	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	184
	1	Pass-Through Certificates, 6.50%, due 9/1/32	1
	3	Pass-Through Certificates, 7.00%, due 7/1/29	3
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	36,080	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	37,589	Ø
	26,405	Pass-Through Certificates, 3.50%, TBA, 15 Year Maturity	27,899	Ø
	27,460	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	28,744	Ø
	169,030	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	180,499	Ø
	122,170	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	132,806	Ø
			407,741
Freddie Mac (7.3%)
	1	Pass-Through Certificates, 4.50%, due 8/1/18	1
	10	Pass-Through Certificates, 5.00%, due 5/1/18 & 12/1/28	11
	0	Pass-Through Certificates, 5.50%, due 9/1/17	0
	0	Pass-Through Certificates, 6.00%, due 4/1/17	0
	0	Pass-Through Certificates, 6.50%, due 3/1/16	0
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	20,540	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	21,459	Ø
	100,640	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	107,406	Ø
	13,440	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	14,585	Ø
			143,463
Government National Mortgage Association (3.2%)
	17,410	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	18,354	Ø
	42,315	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	45,214	Ø
	1	Pass-Through Certificates, 6.50%, due 7/15/32	1
	1	Pass-Through Certificates, 7.00%, due 8/15/32	2
			63,571

		Total Mortgage-Backed Securities (Cost $759,155)	749,791

Corporate Debt Securities (41.8%)

Advertising (0.2%)
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	276
	1,280	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,186	@
	130	Lamar Media Corp., Guaranteed Notes, 5.75%, due 2/1/26	134	ñ
	675	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	693	ñ
	1,935	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	1,952	ñ@
			4,241
Aerospace & Defense (0.0%)
	520	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	356	ñ@

Agriculture (0.5%)
	3,265	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	3,149	@
	6,390	Reynolds American, Inc., Guaranteed Notes, 5.85%, due 8/15/45	7,137	@
			10,286
Air Transportation (0.0%)
	326	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	345

Airlines (0.5%)
	9,542	American Airlines, Inc., Pass-Through Certificates, Ser. 2014-1, Class B, 4.38%, due 10/1/22	9,399	@

Auto Manufacturers (0.4%)
	8,170	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	7,780

Auto Parts & Equipment (0.2%)
	645	Goodyear Tire & Rubber Co, Guaranteed Notes, 5.13%, due 11/15/23	660
	1,245	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,307	@
	510	Schaeffler Finance BV, Guaranteed Notes, 4.75%, due 5/15/21	510	ñ
	660	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	659	ñ@
			3,136
Banking (1.0%)
	10,290	Ally Financial, Inc., Senior Unsecured Notes, 3.25%, due 2/13/18	10,123	@
	410	Ally Financial, Inc., Guaranteed Notes, 3.25%, due 11/5/18	401	@
	2,815	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,153	@
	1,075	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	1,196	@
	1,005	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,139	@
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	598	@
	1,740	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,757	@
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	78	@
	1,250	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,322	ñ@
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	449	ñ@
			20,216
Banks (10.4%)
	3,945	Bank of America Corp., Junior Subordinated Notes, Ser. X, 6.25%, due 9/29/49	3,945	µ@
	16,365	Bank of America Corp., Junior Subordinated Notes, Ser. AA, 6.10%, due 12/29/49	16,638	µ@
	6,650	Bank of America Corp., Junior Subordinated Notes, Ser. V, 5.13%, due 12/29/49	6,301	µ@
	12,275	Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	12,206	µ@
	8,270	Citigroup, Inc., Junior Subordinated Notes, Ser. N, 5.80%, due 11/29/49	8,042	µ@
	15,610	Citigroup, Inc., Junior Subordinated Notes, Ser. P, 5.95%, due 12/29/49	15,146	µ@
	7,565	Credit Suisse Group AG, Junior Subordinated Notes, 6.25%, due 12/29/49	7,392	ñµ@
	8,565	Goldman Sachs Group, Inc., Subordinated Notes, 5.15%, due 5/22/45	8,319	@
	10,560	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/31/49	10,415	µ@
	5,600	HSBC Holdings PLC, Junior Subordinated Notes, 5.63%, due 12/29/49	5,457	µ@
	6,520	ING Groep NV, Junior Subordinated Notes, 6.50%, due 12/29/49	6,316	µ@
	7,490	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	7,022	µ@
	14,990	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	14,962	µ@
	9,510	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.50%, due 4/30/49	9,843	µ
	9,880	Morgan Stanley, Subordinated Notes, 3.95%, due 4/23/27	9,540	@
	10,120	Morgan Stanley, Junior Subordinated Notes, Ser. J, 5.55%, due 12/29/49	10,012	µ@
	10,750	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/31/49	10,374	µ@
	9,510	Royal Bank of Scotland Group PLC, Junior Subordinated Yankee Notes, 8.00%, due 12/29/49	9,760	µ
	7,085	Societe Generale SA, Subordinated Notes, 5.63%, due 11/24/45	6,572	ñ@
	10,430	UBS Group AG, Junior Subordinated Notes, 6.88%, due 12/29/49	10,221	µ
	16,660	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	16,806	µ
			205,289
Beverage (1.9%)
	13,950	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 3.65%, due 2/1/26	14,119	@
	18,915	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, due 2/1/46	19,594	@
	680	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	718
	705	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	784	@
	490	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	512	@
	685	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 12/1/25	707
			36,434
Building & Construction (0.4%)
	825	CalAtlantic Group, Inc., Guaranteed Notes, 8.38%, due 5/15/18	910	@
	985	CalAtlantic Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	992	@
	230	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	233
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	621
	2,010	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,960	@
	545	Meritage Homes Corp., Guaranteed Notes, 7.00%, due 4/1/22	559
	185	Meritage Homes Corp., Guaranteed Notes, 6.00%, due 6/1/25	180
	800	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	778
	980	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	921	ñ@
	155	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	141	ñ
	255	Toll Brothers Finance Corp., Guaranteed Notes, 4.00%, due 12/31/18	260
	30	Toll Brothers Finance Corp., Guaranteed Notes, 4.38%, due 4/15/23	29
	580	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, due 11/15/25	568
			8,152
Building Materials (0.3%)
	140	Allegion PLC, Guaranteed Yankee Notes, 5.88%, due 9/15/23	145	@
	1,015	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	1,044	ñ
	1,200	Masco Corp., Senior Unsecured Notes, 5.85%, due 3/15/17	1,238
	285	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	292
	788	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	823	ñ
	630	USG Corp., Guaranteed Notes, 5.88%, due 11/1/21	649	ñ
	215	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	217	ñ
	550	Vulcan Materials Co., Senior Unsecured Notes, 7.50%, due 6/15/21	634	@
			5,042
Cable & Satellite Television (0.9%)
	275	Altice Luxembourg SA, Guaranteed Notes, 7.75%, due 5/15/22	256	ñ@
	330	Altice Luxembourg SA, Guaranteed Notes, 7.63%, due 2/15/25	294	ñ@
	1,290	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 9/30/22	1,306	@
	1,195	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.13%, due 5/1/23	1,192	ñ@
	1,540	CCOH Safari LLC, Senior Unsecured Notes, 5.75%, due 2/15/26	1,532	ñ@
	945	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	997	@
	105	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	114
	625	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	637
	1,225	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	1,153
	580	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	505
	840	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	748
	1,735	Neptune Finco Corp., Senior Secured Notes, 6.63%, due 10/15/25	1,800	ñ
	875	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	869	ñ@
	2,630	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,591	ñ@
	635	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	619	ñ@
	200	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.00%, due 1/15/25	199	ñ
	520	UPCB Finance IV Ltd., Senior Secured Notes, 5.38%, due 1/15/25	499	ñ
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	472	@
	1,560	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	1,572	ñ@
	576	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	589	ñ
			17,944
Chemicals (0.1%)
	615	Celanese US Holdings LLC, Guaranteed Notes, 5.88%, due 6/15/21	652	@
	490	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	435
	200	Huntsman Int'l LLC, Guaranteed Notes, 5.13%, due 11/15/22	172	ñ
	0	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	0
	1,310	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	1,228	ñ@
			2,487
Computers (1.8%)
	9,850	HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	9,343	ñ@
	14,685	HP Enterprise Co., Senior Unsecured Notes, 6.35%, due 10/15/45	13,299	ñ@
	9,485	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	8,151	@
	6,540	Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	4,928	ñ@
			35,721
Consumer - Commercial Lease Financing (0.6%)
	545	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	534	@
	2,067	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,085	@
	1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,086	@
	1,300	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,359	@
	1,315	Int'l Lease Finance Corp., Senior Unsecured Notes, 4.63%, due 4/15/21	1,295	@
	1,990	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	2,055	@
	2,600	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	2,379	@
	590	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	510
	245	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	201
			11,504
Discount Stores (0.1%)
	260	Dollar Tree, Inc., Guaranteed Notes, 5.25%, due 3/1/20	273	ñ
	990	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,043	ñ@
			1,316
Diversified Capital Goods (0.0%)
	610	SPX FLOW, Inc., Guaranteed Notes, 6.88%, due 9/1/17	644

Diversified Financial Services (0.9%)
	4,240	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,240	@
	5,030	American Express Co., Junior Subordinated Notes, 5.20%, due 5/29/49	4,791	µ@
	9,145	American Express Co., Junior Subordinated Notes, Ser. C, 4.90%, due 12/29/49	8,528	µ@
			17,559
Electric (0.9%)
	8,610	Dominion Resources, Inc., Junior Subordinated Notes, 5.75%, due 10/1/54	8,395	µ@
	10,925	Electricite de France SA, Junior Subordinated Notes, 5.63%, due 12/29/49	9,876	ñµ@
			18,271
Electric - Generation (0.3%)
	1,005	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,044	ñ@
	1,265	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	1,151	@
	1,325	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	1,280
	820	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	713
	1,710	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,411
	830	NRG Energy, Inc., Guaranteed Notes, 6.63%, due 3/15/23	687
			6,286
Electric - Integrated (0.2%)
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,646	@
	2,135	RJS Power Holdings LLC, Senior Unsecured Notes, 4.63%, due 7/15/19	1,633	ñ**@
	325	Talen Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	221
			3,500
Electronics (0.2%)
	270	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	256	@
	165	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	167
	245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	257	ñ
	285	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, due 1/15/24	231	ñ
	535	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.75%, due 6/1/18	538	ñ
	840	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/15/20	836	ñ@
	250	Sensata Technologies BV, Guaranteed Notes, 4.88%, due 10/15/23	245	ñ
	300	Sensata Technologies UK Financing Co. PLC, Guaranteed Notes, 6.25%, due 2/15/26	306	ñ
	290	Zebra Technologies Corp., Senior Unsecured Notes, 7.25%, due 10/15/22	302
			3,138
Energy - Exploration & Production (0.3%)
	1,180	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	1,000	@
	145	Antero Resources Corp., Guaranteed Notes, 5.63%, due 6/1/23	120	ñ
	1,154	Chesapeake Energy Corp., Secured Notes, 8.00%, due 12/15/22	493	ñ@
	465	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	422
	845	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	359
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	30
	980	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	841	@
	75	Newfield Exploration Co., Senior Unsecured Notes, 5.38%, due 1/1/26	60
	1,065	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	639
	847	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 1/15/23	483	@
	205	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	169
	1,140	Range Resources Corp., Guaranteed Notes, 5.00%, due 3/15/23	889
	755	SM Energy Co., Senior Unsecured Notes, 5.00%, due 1/15/24	408
	140	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	92	@
	925	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	578	@
	240	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	131	@
			6,714
Food (0.3%)
	7,315	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/27/44	6,217	ñ@

Food - Wholesale (0.1%)
	130	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Senior Unsecured Notes, 5.88%, due 1/15/24	134	ñ
	1,345	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	1,335	ñ
	455	Post Holdings, Inc., Guaranteed Notes, 7.75%, due 3/15/24	485	ñ
	225	Post Holdings, Inc., Guaranteed Notes, 8.00%, due 7/15/25	242	ñ
			2,196
Gaming (0.6%)
	1,585	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,648	@
	2,400	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	2,346	@
	2,085	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	1,996	@
	555	Int'l Game Technology PLC, Senior Secured Notes, 6.25%, due 2/15/22	534	ñ
	530	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	474	ñ
	950	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	971	@
	545	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	566
	440	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	490
	335	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	355
	750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	818
	1,365	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	1,283	ñ@
	575	Shingle Springs Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	600	ñ
	650	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	574	ñ@
			12,655
Gas Distribution (0.8%)
	160	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	158	@
	612	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	600	@
	575	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	469
	715	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	434	ñ@
	165	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	135	ñ
	205	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	146	ñ
	310	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	279
	220	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	132
	170	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	127
	2,585	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	2,275	@
	495	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	390
	1,535	MPLX L.P., Guaranteed Notes, 4.50%, due 7/15/23	1,204	ñ
	330	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	302
	755	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	634
	210	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	204	ñ
	1,330	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	1,190	ñ
	750	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	405
	1,295	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	1,185	@
	225	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	197
	940	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	825
	1,760	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	1,514
	600	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	588
	160	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	133
	435	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	365
	1,305	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	953	@
	165	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	153	ñ
	495	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	448	ñ@
			15,445
Health Facilities (1.0%)
	385	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	387	@
	260	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	261	@
	840	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	834	@
	80	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	85
	1,375	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	1,383	@
	1,250	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	1,230	@
	1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,918	@
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,060	@
	1,335	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,432
	1,575	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,595	@
	325	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	329
	370	LifePoint Health, Inc., Guaranteed Notes, 5.88%, due 12/1/23	384
	625	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, due 12/1/21	634
	470	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.88%, due 5/1/21	486
	200	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.38%, due 2/15/22	203
	1,565	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,541	@
	1,260	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	1,285
	325	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	344
	545	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	514
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	324
	2,305	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	2,443	@
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	495
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	178
			19,345
Health Services (0.1%)
	305	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	300	ñ
	495	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	511	ñ
	665	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	703
	1,250	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	1,300	@
			2,814
Hotels (0.1%)
	1,700	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	1,751	@

Insurance (1.6%)
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,041	µ@
	9,910	MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	9,681	µ@
	6,210	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,031	µ@
	8,305	Prudential Financial, Inc., Junior Subordinated Notes, 5.38%, due 5/15/45	8,141	µ@
			31,894
Investments & Misc. Financial Services (0.2%)
	1,145	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,136
	1,400	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,288	@
	1,180	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	853	@
			3,277
Machinery (0.1%)
	1,170	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	1,252	@
	185	Oshkosh Corp., Guaranteed Notes, 5.38%, due 3/1/22	187
	185	Oshkosh Corp., Guaranteed Notes, 5.38%, due 3/1/25	183
	865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	826	@
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	194
			2,642
Media (1.5%)
	10,735	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	10,736	ñ@
	10,060	CCO Safari II LLC, Senior Secured Notes, 6.48%, due 10/23/45	10,117	ñ@
	4,450	Viacom, Inc., Senior Unsecured Notes, 3.88%, due 4/1/24	4,069
	5,060	Viacom, Inc., Senior Unsecured Notes, 5.25%, due 4/1/44	4,026	@
			28,948
Media - Diversified (0.1%)
	955	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	966
	240	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	239
			1,205
Media Content (0.4%)
	490	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	519	@
	840	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 10/15/19	880	@
	80	Gannett Co, Inc., Guaranteed Notes, 4.88%, due 9/15/21	80	ñ
	880	Gannett Co, Inc., Guaranteed Notes, 6.38%, due 10/15/23	928	@
	880	Gannett Co, Inc., Guaranteed Notes, 5.50%, due 9/15/24	884	ñ@
	400	Netflix, Inc., Senior Unsecured Notes, 5.50%, due 2/15/22	412	ñ
	965	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	980	ñ@
	1,080	Sirius XM Radio, Inc., Senior Secured Notes, 5.25%, due 8/15/22	1,140	ñ
	590	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	589	ñ@
	1,570	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,523	ñ@
			7,935
Medical Products (0.2%)
	875	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	947	ñ@
	175	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	176	ñ
	390	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.75%, due 2/15/21	419	ñ
	1,160	Fresenius US Finance II, Inc., Guaranteed Notes, 4.50%, due 1/15/23	1,163	ñ
	665	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	689	ñ
			3,394
Metals - Mining Excluding Steel (0.1%)
	185	Alcoa, Inc., Senior Unsecured Notes, 6.15%, due 8/15/20	180	@
	285	Alcoa, Inc., Senior Unsecured Notes, 5.40%, due 4/15/21	255	@
	275	Alcoa, Inc., Senior Unsecured Notes, 5.87%, due 2/23/22	243	@
	615	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	398
	630	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	547	ñ
	265	Teck Resources Ltd., Guaranteed Notes, 4.75%, due 1/15/22	145
	160	Teck Resources Ltd., Guaranteed Notes, 3.75%, due 2/1/23	87
	1,295	Teck Resources Ltd., Guaranteed Notes, 6.00%, due 8/15/40	599
	115	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	53
			2,507
Mining (0.6%)
	5,625	Glencore Funding LLC, Guaranteed Notes, 2.88%, due 4/16/20	4,022	ñ@
	10,975	Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	7,163	ñ@
			11,185
Miscellaneous Manufacturers (0.6%)
	12,270	General Electric Co., Junior Subordinated Notes, Ser. D, 5.00%, due 12/29/49	12,607	µ

Oil & Gas (0.7%)
	4,220	Anadarko Petroleum Corp., Senior Unsecured Notes, 3.45%, due 7/15/24	3,387
	4,610	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	3,381
	10,975	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	7,878	@
			14,646
Packaging (0.5%)
	785	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	813	@
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	481	@
	2,300	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	2,294	@
	365	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	350	ñ
	630	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.38%, due 1/15/25	588	ñ
	3,110	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	3,114	@
	685	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	709
	1,300	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	1,326	ñ@
			9,675
Personal & Household Products (0.1%)
	270	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	276
	1,225	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	1,246
	355	Spectrum Brands, Inc., Guaranteed Notes, 6.63%, due 11/15/22	378
			1,900
Pharmaceuticals (0.8%)
	1,065	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.88%, due 1/15/23	1,057	ñ
	895	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	900	ñ
	280	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	268	ñ
	265	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.63%, due 10/15/23	248	ñ
	825	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	734	ñ@
	305	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	303	ñ@
	290	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.38%, due 3/15/20	274	ñ
	2,565	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.63%, due 12/1/21	2,366	ñ@
	540	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.50%, due 3/1/23	481	ñ@
	1,225	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.88%, due 5/15/23	1,096	ñ@
	1,190	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.13%, due 4/15/25	1,070	ñ
	875	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	844	ñ
	6,140	Zoetis, Inc., Senior Unsecured Notes, 4.50%, due 11/13/25	6,334	@
			15,975
Pipelines (2.2%)
	4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	3,863	@
	4,390	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	3,601	@
	5,120	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 5.50%, due 3/1/44	3,981	@
	10,785	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	8,451	@
	5,630	Plains All American Pipeline L.P./PPA Finance Corp., Senior Unsecured Notes, 4.65%, due 10/15/25	4,819
	12,015	TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	10,183	µ@
	11,200	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	8,180	@
			43,078
Printing & Publishing (0.1%)
	422	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	441
	960	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,032	@
	350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	328
			1,801
Real Estate Investment Trusts (1.6%)
	12,065	Corporate Office Properties L.P., Guaranteed Notes, 3.70%, due 6/15/21	11,947	@
	4,100	Education Realty Operating Partnership L.P., Guaranteed Notes, 4.60%, due 12/1/24	4,125	@
	5,650	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,039	@
	670	ESH Hospitality, Inc., Guaranteed Notes, 5.25%, due 5/1/25	645	ñ
	8,545	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	8,413	@
			31,169
Recreation & Travel (0.2%)
	635	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.38%, due 6/1/24	643	@
	380	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	382	ñ
	1,200	NCL Corp. Ltd., Senior Unsecured Notes, 4.63%, due 11/15/20	1,167	ñ
	645	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.25%, due 11/15/22	661
	635	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	649	ñ
			3,502
Restaurants (0.0%)
	305	1011778 BC ULC/New Red Finance, Inc., Senior Secured Notes, 4.63%, due 1/15/22	307	ñ

Software - Services (0.3%)
	1,830	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,928	ñ
	300	First Data Corp., Senior Secured Notes, 5.00%, due 1/15/24	302	ñ
	1,255	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	1,294	ñ
	735	MSCI, Inc., Guaranteed Notes, 5.75%, due 8/15/25	776	ñ
	688	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	686	ñ
			4,986
Specialty Retail (0.3%)
	1,645	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	1,657	ñ@
	1,210	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	1,286
	775	QVC, Inc., Senior Secured Notes, 5.13%, due 7/2/22	788
	725	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	587
	1,375	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	1,435	@
			5,753
Steel Producers - Products [(0.0%)]
	110	ArcelorMittal, Senior Unsecured Notes, 5.50%, due 2/25/17	108	**@
	190	ArcelorMittal, Senior Unsecured Notes, 5.13%, due 6/1/20	153	@
	240	ArcelorMittal, Senior Unsecured Notes, 6.50%, due 3/1/21	195	**@
	140	ArcelorMittal, Senior Unsecured Notes, 7.25%, due 2/25/22	114	**@
	275	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/25	199	@
	290	ArcelorMittal, Senior Unsecured Notes, 8.00%, due 10/15/39	204	**@
			973

Support - Services (0.4%)
	265	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	263	@
	275	ADT Corp., Senior Unsecured Notes, 4.13%, due 6/15/23	253	@
	385	AECOM, Guaranteed Notes, 5.88%, due 10/15/24	384	@
	1,170	Aramark Services, Inc., Guaranteed Notes, 5.13%, due 1/15/24	1,208	ñ@
	510	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	507
	635	Hertz Corp., Guaranteed Notes, 6.75%, due 4/15/19	635
	310	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	305
	1,275	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	1,288
	1,745	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,723	@
	129	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	134
	830	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	855	@
	595	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	549
			8,104
Tech Hardware & Equipment (0.1%)
	440	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.00%, due 6/15/25	428	ñ
	295	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	284	ñ
	620	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.63%, due 10/15/20	652	ñ
			1,364
Telecom - Satellite (0.2%)
	391	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	428
	515	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	509	ñ
	1,080	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 10/15/20	929
	1,390	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	1,108
			2,974
Telecom - Wireless (0.7%)
	1,995	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	2,092	@
	455	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	472
	1,870	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,496	@
	185	Sprint Capital Corp., Guaranteed Unsecured Notes, 8.75%, due 3/15/32	130
	1,880	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	1,354	@
	590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	422
	1,465	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	989	@
	720	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	734
	460	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	469
	600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	620
	2,095	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	2,132	@
	915	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	940
	515	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	518
	1,265	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,243	ñ@
			13,611
Telecom - Wireline Integrated & Services (0.6%)
	1,415	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,379	@
	840	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	782	@
	100	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	79
	460	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	456
	740	Equinix, Inc., Senior Unsecured Notes, 5.88%, due 1/15/26	766
	135	Frontier Communications Corp., Senior Unsecured Notes, 8.88%, due 9/15/20	135	ñ
	235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	227
	250	Frontier Communications Corp., Senior Unsecured Notes, 10.50%, due 9/15/22	244	ñ
	140	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 1/15/23	117
	345	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	291
	355	Frontier Communications Corp., Senior Unsecured Notes, 6.88%, due 1/15/25	282
	1,195	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	1,152	ñ
	1,410	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	1,477	@
	1,980	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 8/15/22	2,022	@
	305	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 1/15/24	308	ñ
	770	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	751	ñ
	200	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	189
	300	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	237	@
	340	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	262	@
			11,156
Telecommunications (2.3%)
	12,145	AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	11,608	@
	11,870	AT&T, Inc., Senior Unsecured Notes, 4.75%, due 5/15/46	10,497
	8,330	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	8,684	@
	16,379	Verizon Communications, Inc., Senior Unsecured Notes, 4.67%, due 3/15/55	13,794	@
			44,583
Theaters & Entertainment (0.2%)
	2,440	Activision Blizzard, Inc., Guaranteed Notes, 6.13%, due 9/15/23	2,611	ñ@
	640	AMC Entertainment, Inc., Guaranteed Notes, 5.88%, due 2/15/22	659	@
	1,225	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,233	@
			4,503

		Total Corporate Debt Securities (Cost $868,232)	821,837

Asset-Backed Securities (19.8%)
	5,263	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.20%, due 10/25/35	4,246	µ
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.87%, due 9/25/35	2,924	µ
	2,239	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.75%, due 12/25/35	2,112	µ
	5,530	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.70%, due 4/25/36	4,804	µ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.98%, due 3/25/35	6,564	µ
	8,754	Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 0.91%, due 8/25/35	7,465	µ
	4,544	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M3, 0.92%, due 7/25/35	4,023	µ
	6,400	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M4, 1.06%, due 7/25/35	5,422	µ
	3,960	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.93%, due 9/25/35	3,600	µ
	3,555	Ameriquest Mortgage Securities, Inc., Ser. 2005-R8, Class M3, 0.94%, due 10/25/35	2,916	µ
	1,071	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.55%, due 9/25/33	1,036	µ
	6,282	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.32%, due 10/25/34	5,729	µ
	8,150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.92%, due 10/25/35	6,589	µ
	715	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.30%, due 8/25/34	686	µ
	1,686	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.63%, due 1/25/36	1,641	µ
	3,313	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.86%, due 5/25/35	3,118	µ
	6,730	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-AQ2, Class M1, 0.92%, due 9/25/35	5,730	µ
	2,797	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.89%, due 12/25/35	2,312	µ
	1,611	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.68%, due 9/25/34	1,510	µ
	1,870	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.83%, due 2/25/36	1,759	µ
	1,369	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.85%, due 7/25/36	1,341	µ
	1,050	Carrington Mortgage Loan Trust, Ser. 2005-OPT2, Class M4, 1.40%, due 5/25/35	935	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.89%, due 6/25/35	3,812	µ
	11,410	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.91%, due 10/25/35	9,947	µ
	9,035	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.74%, due 1/25/36	7,456	µ
	12,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.67%, due 5/25/36	9,789	µ
	4,457	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.91%, due 10/25/35	3,916	µ
	1,849	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 1.18%, due 5/25/35	1,840	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.80%, due 1/25/36	1,800	µ
	882	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.59%, due 9/25/36	579	µ
	5,996	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH4, Class M1, 0.71%, due 11/25/36	4,841	µ
	6,348	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.53%, due 5/25/37	6,040	ñµ
	6,825	Ellington Loan Acquisition Trust, Ser. 2007-1, Class A2C, 1.68%, due 5/29/37	6,264	ñµ
	4,721	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.55%, due 9/25/33	4,516	µ
	5,000	FBR Securitization Trust, Ser. 2005-2, Class M2, 1.17%, due 9/25/35	4,341	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.55%, due 3/25/35	5,078	µ
	3,775	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 1.16%, due 12/25/34	3,604	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 2.00%, due 1/25/35	1,883	µ
	7,574	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class M5, 1.40%, due 4/25/35	6,648	µ
	2,988	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 1.16%, due 5/25/35	2,917	µ
	3,425	GSAMP Trust, Ser. 2006-HE1, Class M1, 0.82%, due 1/25/36	2,810	µ
	2,815	Home Equity Asset Trust, Ser. 2005-8, Class M1, 0.86%, due 2/25/36	2,608	µ
	1,899	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 2.03%, due 2/25/35	1,764	µ
	3,775	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 0.79%, due 12/25/35	3,182	µ
	10,370	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.82%, due 1/25/36	8,342	µ
	4,617	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.78%, due 3/25/36	3,980	µ
	4,012	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M2, 0.88%, due 12/25/35	3,556	µ
	11,998	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 0.91%, due 12/25/35	9,461	µ
	6,325	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.67%, due 5/25/36	5,965	µ
	5,790	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class MV2, 0.70%, due 11/25/36	4,954	µ
	626	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.52%, due 3/25/47	369	µ
	3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.65%, due 7/25/36	2,929	µ
	4,595	Long Beach Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.30%, due 2/25/35	4,149	µ
	4,180	MASTR Asset Backed Securities Trust, Ser. 2006-AM1, Class A4, 0.72%, due 1/25/36	3,386	µ
	1,050	Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1, 0.84%, due 9/25/35	891	µ
	7,961	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.71%, due 2/25/36	7,307	µ
	3,000	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.83%, due 10/25/35	2,812	µ
	2,396	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.71%, due 3/25/36	2,339	µ
	9,476	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.80%, due 3/25/36	7,695	µ
	4,562	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2005-HE1, Class M4, 1.02%, due 9/25/35	4,029	µ
	2,550	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2006-HE1, Class M1, 0.84%, due 2/25/36	2,325	µ
	6,501	Option One Mortgage Loan Trust, Ser. 2006-1, Class 2A4, 0.73%, due 1/25/36	5,277	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 2.08%, due 12/25/34	6,080	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.46%, due 2/25/35	9,004	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 1.37%, due 6/25/35	1,388	µ
	6,023	People's Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.95%, due 12/25/35	5,411	µ
	6,720	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 0.89%, due 9/25/35	5,862	µ
	862	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 1.11%, due 3/25/33	763	µ
	2,250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.91%, due 4/25/35	2,074	µ
	2,000	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.99%, due 5/25/35	1,761	µ
	5,531	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC4, Class M4, 1.02%, due 9/25/35	4,538	µ
	2,650	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC1, Class M2, 0.83%, due 2/25/36	2,156	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.83%, due 3/25/36	3,002	µ
	7,375	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M3, 0.88%, due 3/25/36	5,895	µ
	3,647	Residential Asset Securities Corp., Ser. 2005-KS6, Class M6, 1.13%, due 7/25/35	2,972	µ
	2,145	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.87%, due 11/25/35	1,831	µ
	10,100	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.89%, due 1/25/36	8,510	µ
	1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.29%, due 8/25/35	938	µ
	696	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.40%, due 7/25/34	645	µ
	775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.39%, due 5/25/35	674	µ
	11,530	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 1.10%, due 6/25/35	10,216	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.94%, due 8/25/35	6,816	µ
	6,700	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.90%, due 11/25/35	5,553	µ
	7,306	Soundview Home Equity Loan Trust, Ser. 2006-1, Class A4, 0.73%, due 2/25/36	6,401	µ
	12,000	Soundview Home Equity Loan Trust, Ser. 2006-WF2, Class M1, 0.65%, due 12/25/36	9,941	µ
	7,458	Soundview Home Equity Loan Trust, Ser. 2007-1, Class 2A3, 0.60%, due 3/25/37	6,698	µ
	9,377	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 1.23%, due 7/25/34	8,802	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 1.09%, due 4/25/35	4,770	µ
	400	Structured Asset Investment Loan Trust, Ser. 2005-4, Class M3, 1.15%, due 5/25/35	367	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.86%, due 5/25/35	4,124	µ
	7,780	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 1.01%, due 11/25/35	6,574	µ
	635	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.59%, due 4/25/36	599	µ
	970	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.58%, due 5/25/36	927	µ
	2,064	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.60%, due 12/25/36	1,803	µ

		Total Asset-Backed Securities (Cost $372,257)	388,958

Government Securities (5.6%)

Sovereign (5.6%)
EUR	9,499	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	12,905
MXN	554,395	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	33,714
NZD	37,940	New Zealand Government Bond, Senior Unsecured Notes, 4.50%, due 4/15/27	27,527
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	6,122
ZAR	458,870	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	20,075
EUR	6,070	Spain Government Bond, Bonds, 5.15%, due 10/31/44	9,716	ñ

		Total Government Securities (Cost $129,856)	110,059

NUMBER OF SHARES

Exchange Traded Funds (6.2%)
	598,000	iShares iBoxx $ High Yield Corporate Bond ETF	47,409	@
	58,900	iShares JP Morgan USD Emerging Markets Bond ETF	6,233	@
	907,000	SPDR Barclays Capital High Yield Bond ETF	30,122
	1,529,600	SPDR Barclays Short Term High Yield Bond ETF	38,469

		Total Exchange Traded Funds (Cost $138,884)	122,233

Mutual Funds (3.4%)
	8,293,393	Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $80,385)	66,758§§

Short-Term Investments (4.2%)
	83,218,000	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $83,218)	83,218	h

		Total Investments (132.4%) (Cost $2,698,355)	2,602,609	##

		Liabilities, less cash, receivables and other assets [(32.4%)]	(636,785)	¢¢††

		Total Net Assets (100.0%)	$1,965,824

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT[a]			VALUE	†
(000's omitted)			(000's omitted)	z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.8%)
	$4,314	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 7/15/23	$4,301
	902	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	878
	1,746	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26	1,982
	570	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	788

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $7,900)	7,949

Mortgage-Backed Securities (3.2%)

Collateralized Mortgage Obligations (1.0%)
	1,388	JP Morgan Alternative Loan Trust, Ser. 2007-A2, Class 12A3, 0.62%, due 6/25/37	1,283	µ
	321	RAAC, Ser. 2004-SP3, Class MII1, 1.08%, due 9/25/34	270	µ
			1,553
Commercial Mortgage-Backed (1.0%)
	1,142	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.41%, due 9/10/46	62	µg
	3,508	Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class XA, 1.24%, due 10/10/47	245	µg
	978	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.56%, due 10/10/46	70	µg
	854	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.41%, due 4/10/47	54	µg
	979	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.56%, due 4/10/47	69	µg
	4,418	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.50%, due 6/10/47	324	µg
	5,015	GS Mortgage Securities Trust, Ser. 2014-GC26, Class XA, 1.25%, due 11/10/47	347	µg
	859	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.39%, due 6/15/47	56	µg
	957	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.81%, due 12/10/45	82	µgñ
	1,171	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.60%, due 3/15/47	84	µg
	4,622	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.33%, due 8/15/47	317	µg
			1,710
Fannie Mae (0.7%)
	1,065	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,137	Ø

Freddie Mac (0.5%)
	805	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	859	Ø
			859

		Total Mortgage-Backed Securities (Cost $5,444)	5,259

Corporate Debt Securities (42.4%)

Agriculture (0.1%)
GBP	120	Imperial Tobacco Finance PLC, Guaranteed Euro Medium-Term Notes, 9.00%, due 2/17/22	226	**@

Airlines (0.9%)
	$604	American Airlines, Inc., Pass-Through Certificates, Ser. 2014-1, Class B, 4.38%, due 10/1/22	595	@
EUR	800	Ryanair Ltd., Guaranteed Euro Medium-Term Notes, 1.88%, due 6/17/21	890	@
			1,485
Auto Manufacturers (1.9%)
	$625	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	595	@
EUR	275	GIE PSA Tresorerie, Guaranteed Notes, 6.00%, due 9/19/33	328	@
EUR	500	Volkswagen Int'l Finance NV, Guaranteed Notes, 4.63%, due 3/29/49	501	µ@
EUR	800	Volkswagen Int'l Finance NV, Guaranteed Notes, 2.50%, due 12/29/49	720	µ@
EUR	805	Volkswagen Int'l Finance NV, Guaranteed Notes, 3.50%, due 12/29/49	699	µ@
EUR	200	Volvo Treasury AB, Guaranted Notes, 4.20%, due 6/10/75	205	µ@
			3,048
Auto Parts & Equipment (0.9%)
EUR	300	Gestamp Funding Luxembourg SA, Senior Secured Euro Medium-Term Notes, 5.88%, due 5/31/20	334	@
EUR	400	Grupo Antolin Dutch BV, Senior Secured Notes, 4.75%, due 4/1/21	442	@
EUR	350	Schaeffler Finance BV, Senior Secured Euro Medium-Term Notes Notes, 3.50%, due 5/15/22	377	@
EUR	400	ZF N.A. Capital, Inc., Guaranteed Notes, 2.75%, due 4/27/23	399	@
			1,552
Banks (8.6%)
GBP	1,200	Abbey National PLC, Junior Subordinated Notes, 7.38%, due 12/29/49	1,675	µ@
EUR	1,000	Bank of America Corp., Senior Unsecured Euro Medium-Term Notes, 1.38%, due 3/26/25	1,045	@
	$1,160	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/31/49	1,095	µ@
	365	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	382	µ@
	845	Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	840	µ@
	870	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	844	µ@
EUR	1,000	Credit Suisse Group Funding Guernsey Ltd., Guaranteed Euro Medium-Term Notes, 1.25%, due 4/14/22	1,062	@
	$1,005	Fifth Third Bancorp, Junior Subordinated Notes, Ser. J, 4.90%, due 12/29/49	909	µ@
	905	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	893	µ@
EUR	200	HSBC Holdings PLC, Subordinated Euro Medium-Term Notes, 3.00%, due 6/30/25	220	@
	$1,010	ING Groep NV, Junior Subordinated Notes, 6.50%, due 12/29/49	978	µ@
	1,085	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	1,083	µ@
	925	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	893	µ@
EUR	500	Rabobank Nederland, Subordinated Notes, 2.50%, due 5/26/26	544	µ@
EUR	1,500	Royal Bank of Scotland Group PLC, Subordinated Euro Medium-Term Notes, 3.63%, due 3/25/24	1,656	µ@
			14,119
Building Materials (0.1%)
EUR	200	Buzzi Unicem SpA, Senior Unsecured Notes, 6.25%, due 9/28/18	240	@

Chemicals (0.4%)
EUR	300	Celanese US Holdings LLC, Guaranteed Notes, 3.25%, due 10/15/19	330	@
EUR	325	Ineos Finance PLC, Senior Secured Notes, 4.00%, due 5/1/23	330	@
			660
Commercial Services (0.7%)
EUR	400	Avis Budget Finance PLC, Guaranteed Notes, 6.00%, due 3/1/21	439	@
GBP	300	Iron Mountain Europe PLC, Guaranteed Notes, 6.13%, due 9/15/22	433	@
EUR	200	IVS F. SpA, Senior Secured Notes, 7.13%, due 4/1/20	226	@
			1,098
Computers (1.5%)
	$1,590	HP Enterprise Co., Senior Unsecured Notes, 4.90%, due 10/15/25	1,508	ñ@
	1,090	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	937	@
			2,445
Distribution - Wholesale (0.3%)
EUR	500	VWR Funding, Inc., Guaranteed Notes, 4.63%, due 4/15/22	507	@

Diversified Financial Services (0.2%)
EUR	300	Int'l Personal Finance PLC, Guaranteed Euro Medium-Term Notes, 5.75%, due 4/7/21	271	@

Electric (4.7%)
EUR	1,700	DONG Energy A/S, Junior Subordinated Notes, 6.25%, due 6/26/3013	1,882	µ@
EUR	1,100	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 5.38%, due 1/29/49	1,123	µ@
GBP	400	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 6.00%, due 12/29/49	507	µ@
EUR	200	EnBW Energie Baden-Wuerttemberg AG, Junior Subordinated Euro Medium-Term Notes, 3.63%, due 4/2/76	194	µ
EUR	300	Enel SpA, Junior Subordinated Notes, 5.00%, due 1/15/75	333	µ@
	$200	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 5.75%, due 1/26/21	174
EUR	840	NGG Finance PLC, Guaranteed Notes, 4.25%, due 6/18/76	926	µ@
EUR	1,700	SSE PLC, Junior Subordinated Notes, 2.38%, due 12/29/49	1,670	µ@
EUR	1,100	Vattenfall AB, Junior Subordinated Notes, 3.00%, due 3/19/77	903	µ@
			7,712
Electronics (0.3%)
EUR	400	Techem Energy Metering Service GmbH & Co. KG, Guaranteed Euro Medium-Term Notes Notes, 7.88%, due 10/1/20	461	@

Energy - Alternate Resources (0.3%)
GBP	300	Infinis PLC, Senior Secured Notes, 7.00%, due 2/15/19	434	@

Entertainment (0.4%)
EUR	400	Merlin Entertainments PLC, Guaranteed Notes, 2.75%, due 3/15/22	414	@
GBP	200	William Hill PLC, Guaranteed Notes, 4.25%, due 6/5/20	285	@
			699
Food (0.5%)
GBP	202	Bakkavor Finance 2 PLC, Senior Secured Notes, 8.25%, due 2/15/18	294	@
	$100	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	97
GBP	100	Moy Park BondCo PLC, Guaranteed Notes, 6.25%, due 5/29/21	140
GBP	200	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	296	@
			827
Forest Products & Paper (0.2%)
EUR	400	Smurfit Kappa Acquisitions, Guaranteed Notes, 2.75%, due 2/1/25	407	@

Gas (0.1%)
EUR	210	Centrica PLC, Junior Subordinated Notes, 3.00%, due 4/10/76	195	µ@

Healthcare - Services (0.5%)
GBP	337	Priory Group No. 3 PLC, Senior Secured Notes, 7.00%, due 2/15/18	488	@
GBP	250	Voyage Care Bondco PLC, Senior Secured Notes, 6.50%, due 8/1/18	352	@
			840
Holding Companies - Diversified (0.3%)
GBP	150	Co-operative Group Holdings 2011 Ltd., Guaranteed Notes, 6.88%, due 7/8/20	229	**@
EUR	300	GCS Holdco Finance I SA, Senior Secured Notes, 6.50%, due 11/15/18	334	@
			563
Household Products - Wares (0.3%)
EUR	400	Ontex Group NV, Senior Secured Notes, 4.75%, due 11/15/21	458	@

Insurance (3.7%)
EUR	200	Berkshire Hathaway, Inc., Senior Unsecured Notes, 0.75%, due 3/16/23	211
	$1,570	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	1,523	µ@
	1,090	MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	1,065	µ@
GBP	1,650	PGH Capital Ltd., Guaranteed Notes, 5.75%, due 7/7/21	2,488	@
	$825	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	801	µ@
			6,088
Iron - Steel (0.3%)
EUR	300	ArcelorMittal, Senior Unsecured Euro Medium-Term Notes, 2.88%, due 7/6/20	268	@
EUR	225	ThyssenKrupp AG, Senior Unsecured Euro Medium-Term Notes, 2.50%, due 2/25/25	229	@
			497
Lodging (0.2%)
EUR	300	Accor SA, Junior Subordinated Notes, 4.13%, due 6/30/49	307	µ@

Media (2.1%)
	$1,650	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	1,650	ñ@
EUR	375	LGE HoldCo VI BV, Senior Secured Notes, 7.13%, due 5/15/24	437	@
EUR	450	Numericable Group SA, Senior Secured Notes, 5.63%, due 5/15/24	495	@
EUR	399	TVN Finance Corp. III AB, Guaranteed Notes, 7.38%, due 12/15/20	462	@
EUR	400	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 6.25%, due 1/15/29	469	@
			3,513
Mining (1.0%)
	$100	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	95
	200	Codelco, Inc., Senior Unsecured Notes, 4.88%, due 11/4/44	167
EUR	1,050	Glencore Finance Europe SA, Guaranteed Euro Medium-Term Notes, 1.25%, due 3/17/21	828	@
	$750	Glencore Funding LLC, Guaranteed Notes, 4.00%, due 4/16/25	490	ñ@
			1,580
Oil & Gas (2.6%)
	200	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	207
	150	Gazprom OAO via Gaz Capital SA, Senior Unsecured Notes, 9.25%, due 4/23/19	167
GBP	150	Gazprom OAO via Gaz Capital SA, Senior Unsecured Euro Medium-Term Notes, 5.34%, due 9/25/20	204	@
	$586	KazMunayGas National Co., JSC, Senior Unsecured Notes, 7.00%, due 5/5/20	591	@
	570	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	409
	96	Petrobras Global Finance BV, Guaranteed Notes, 5.75%, due 1/20/20	76
GBP	250	Petrobras Global Finance BV, Guaranteed Euro Medium-Term Notes, 6.25%, due 12/14/26	222	@
	$90	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	35
	190	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	63
	400	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	118
	100	Petroleos Mexicanos, Guaranteed Notes, 5.50%, due 1/21/21	98
	40	Petroleos Mexicanos, Guaranteed Notes, 6.63%, due 6/15/35	35
	270	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	230	@
	200	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	169
	200	Sinopec Group Overseas Development 2013 Ltd., Guaranteed Notes, 4.38%, due 10/17/23	209	ñ
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	203
EUR	1,000	TOTAL SA, Junior Subordinated Euro Medium-Term Notes, 2.25%, due 12/29/49	995	µ@
EUR	200	TOTAL SA, Junior Subordinated Euro Medium-Term Notes, 2.63%, due 12/29/49	189	µ
	$60	YPF SA, Senior Unsecured Notes, 8.50%, due 7/28/25	56	ñ
			4,276
Packaging & Containers (1.1%)
EUR	300	Ardagh Packaging Finance PLC, Senior Secured Notes, 4.25%, due 1/15/22	322	@
EUR	300	Crown European Holdings SA, Guaranteed Notes, 4.00%, due 7/15/22	331	@
EUR	300	OI European Group BV, Guaranteed Notes, 6.75%, due 9/15/20	368	@
EUR	200	Rexam PLC, Subordinated Notes, 6.75%, due 6/29/67	216	µ@
EUR	250	Saint-Gobain SA, Senior Secured Notes, 5.63%, due 5/15/19	266	@
EUR	350	Sealed Air Corp., Senior Unsecured Euro Medium-Term Notes Notes, 4.50%, due 9/15/23	391	@
			1,894
Pipelines (2.0%)
	$1,510	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, due 6/1/25	1,308	@
	480	Plains All American Pipeline L.P./PPA Finance Corp., Senior Unsecured Notes, 4.65%, due 10/15/25	411	@
	1,040	TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	882	µ@
	885	Williams Partners L.P., Guaranteed Notes, 3.60%, due 3/15/22	646	@
			3,247
Real Estate Investment Trust (0.8%)
	1,210	Omega Healthcare Investors, Inc., Guaranteed Notes, 5.25%, due 1/15/26	1,256

Retail (1.2%)
GBP	300	Debenhams PLC, Guaranteed Notes, 5.25%, due 7/15/21	417	@
GBP	150	Pendragon PLC, Senior Secured Notes, 6.88%, due 5/1/20	220	@
EUR	300	Phoenix PIB Dutch Finance BV, Guaranteed Notes, 3.63%, due 7/30/21	333	@
GBP	300	Stonegate Pub Co. Financing PLC, Senior Secured Notes, 5.75%, due 4/15/19	428	@
GBP	400	Travis Perkins PLC, Guaranteed Notes, 4.38%, due 9/15/21	570	@
			1,968
Software (0.5%)
EUR	300	IMS Health, Inc., Senior Unsecured Notes, 4.13%, due 4/1/23	306	@
EUR	400	InterXion Holding NV, Senior Secured Notes, 6.00%, due 7/15/20	451	@
			757
Telecommunications (3.3%)
EUR	400	eircom Finance Ltd., Senior Secured Euro Medium-Term Notes, 9.25%, due 5/15/20	458	@
EUR	300	Koninklijke KPN NV, Junior Subordinated Notes, 6.13%, due 3/29/49	336	µ@
EUR	275	Nokia Oyj, Senior Unsecured Euro Medium-Term Notes, 6.75%, due 2/4/19	347	@
EUR	250	Olivetti Finance SA, Guaranteed Euro Medium-Term Notes, Ser. 14, 7.75%, due 1/24/33	349	@
EUR	300	Orange SA, Junior Subordinated Notes, 4.25%, due 2/28/49	328	µ@
EUR	400	Play Finance 2 SA, Senior Secured Notes, 5.25%, due 2/1/19	442	@
	$565	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	589	@
EUR	300	TDC A/S, Junior Subordinated Notes, 3.50%, due 2/26/3015	288	µ@
EUR	300	Telefonica Europe BV, Guaranteed Notes, 5.88%, due 3/31/49	307	µ@
EUR	300	Telenet Finance V Luxembourg SCA, Senior Secured Notes, 6.75%, due 8/15/24	353	@
	$520	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	602	@
GBP	400	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.25%, due 3/28/29	567	@
EUR	500	Wind Acquisition Finance SA, Senior Secured Notes, 4.00%, due 7/15/20	530	@
			5,496
Water (0.4%)
GBP	350	Thames Water Kemble Finance PLC, Senior Secured Global Medium-Term Notes, 5.88%, due 7/15/22	499	@
GBP	100	Veolia Environnement SA, Junior Subordinated Notes, 4.85%, due 1/29/49	142	µ
			641

		Total Corporate Debt Securities (Cost $75,429)	69,767

Asset-Backed Securities (19.2%)
	$330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.20%, due 10/25/35	266	µ
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.70%, due 4/25/36	139	µ
	1,750	Ameriquest Mortgage Securities, Inc., Ser. 2005-R6, Class M3, 1.13%, due 8/25/35	1,396	µ@
	1,575	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.93%, due 9/25/35	1,432	µ
	320	Ameriquest Mortgage Securities, Inc., Ser. 2005-R8, Class M3, 0.94%, due 10/25/35	263	µ
	1,792	Ameriquest Mortgage Securities, Inc., Ser. 2005-R10, Class M3, 0.88%, due 1/25/36	1,400	µ
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.92%, due 10/25/35	121	µ
	1,315	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-AQ2, Class M1, 0.92%, due 9/25/35	1,120	µ
	325	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.89%, due 12/25/35	269	µ
	229	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.68%, due 9/25/34	215	µ
	483	Bear Stearns Asset Backed Securities Trust, Ser. 2005-SD2, Class 1M2, 1.43%, due 3/25/35	440	µ
	942	Carrington Mortgage Loan Trust, Ser.2005-NC4, 0.93%, due 9/25/35	827	µ
	310	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.91%, due 10/25/35	270	µ
	470	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.74%, due 1/25/36	388	µ
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.67%, due 5/25/36	265	µ
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.91%, due 10/25/35	272	µ
	1,375	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH4, Class M1, 0.71%, due 11/25/36	1,110	µ
	167	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.53%, due 5/25/37	159	ñµ
	1,225	Ellington Loan Acquisition Trust, Ser. 2007-1, Class A2C, 1.68%, due 5/29/37	1,124	ñµ
	301	EquiFirst Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.15%, due 4/25/35	258	µ
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.40%, due 4/25/35	250	µ
	305	Fremont Home Loan Trust, Ser. 2005-2, Class M3, 1.18%, due 6/25/35	262	µ
	244	Home Equity Asset Trust, Ser. 2005-8, Class M1, 0.86%, due 2/25/36	226	µ
	310	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 0.79%, due 12/25/35	261	µ
	1,695	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.82%, due 1/25/36	1,364	µ
	1,670	HSI Asset Securitization Corp. Trust, Ser. 2007-WF1, Class 2A4, 0.68%, due 5/25/37	1,408	µ
	310	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.78%, due 3/25/36	267	µ
	300	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M2, 0.88%, due 12/25/35	266	µ
	280	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.67%, due 5/25/36	264	µ
	110	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class MV2, 0.70%, due 11/25/36	94	µ
	310	Morgan Stanley Capital I, Ser. 2005-HE3, Class M4, 1.40%, due 7/25/35	278	µ
	198	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.55%, due 5/25/32	186	µ
	1,360	Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1, 0.84%, due 9/25/35	1,154	µ
	1,660	New Century Home Equity Loan Trust, Ser. 2005 3 M3, 0.94%, due 7/25/35	1,491	µ
	250	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.83%, due 10/25/35	234	µ
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.80%, due 3/25/36	268	µ
	154	Option One Mortgage Loan Trust, Ser. 2006-1, Class 2A4, 0.73%, due 1/25/36	125	µ
	62	Park Place Securities, Inc., Ser. 2004-WHQ1, Class M4, 2.15%, due 9/25/34	53	µ
	300	Park Place Securities, Inc., Ser. 2005-WCH1, Class M4, 1.67%, due 1/25/36	268	µ
	214	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.86%, due 11/25/35	196	µ
	250	RAAC, Ser. 2006-SP2, Class M1, 0.77%, due 2/25/36	223	µ
	300	RAAC, Ser. 2006-SP3, Class M1, 0.77%, due 8/25/36	264	µ
	1,376	Renaissance Home Equity Loan Trust, Ser. 2005-1, Class AV3, 0.76%, due 5/25/35	1,184	µ
	250	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.80%, due 8/25/35	224	µ
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 1.06%, due 10/25/34	125	µ
	300	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.99%, due 5/25/35	264	µ
	250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.93%, due 7/25/35	230	µ
	650	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC4, Class M4, 1.02%, due 9/25/35	533	µ
	1,710	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ4, Class M3, 0.95%, due 11/25/35	1,390	µ
	1,750	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC1, Class M2, 0.83%, due 2/25/36	1,424	µ
	1,580	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M2, 0.85%, due 3/25/36	1,415	µ
	288	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.87%, due 11/25/35	246	µ
	192	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.40%, due 7/25/34	178	µ
	1,150	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 1.10%, due 6/25/35	1,019	µ
	1,300	Soundview Home Equity Loan Trust, Ser. 2005-2, Class M5, 1.42%, due 7/25/35	1,151	µ
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.90%, due 11/25/35	108	µ
	170	Soundview Home Equity Loan Trust, Ser. 2006-1, Class A4, 0.73%, due 2/25/36	149	µ
	542	Structured Asset Investment Loan Trust, Ser. 2003-BC2, Class A1, 1.11%, due 4/25/33	523	µ
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 1.01%, due 11/25/35	156	µ
	151	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.59%, due 4/25/36	142	µ

		Total Asset-Backed Securities (Cost $31,686)	31,597

Government Securities (23.8%)

Sovereign (23.8%)
	200	Angolan Government International Bond, Senior Unsecured Notes, 9.50%, due 11/12/25	167
	701	Argentine Republic Government International Bond, Senior Unsecured Notes, 8.28%, due 12/31/33	789	‡
	130	Argentine Republic Government International Bond, Senior Unsecured Notes, Ser. 1, 8.75%, due 6/2/17	147	‡
	93	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	62	**
	300	Brazilian Government International Bond, Senior Unsecured Notes, 4.88%, due 1/22/21	286
	101	Brazilian Government International Bond, Senior Unsecured Notes, 8.75%, due 2/4/25	113
	275	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	278
	200	Brazilian Government International Bond, Senior Unsecured Notes, 5.00%, due 1/27/45	138
CAD	2,305	Canadian Government Bond, Bonds, 3.50%, due 12/1/45	2,183
	$200	Colombia Government International Bond, Senior Unsecured Notes, 4.00%, due 2/26/24	188
	282	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	332
	200	Colombia Government International Bond, Senior Unsecured Notes, 4.50%, due 1/28/26	188
	200	Colombia Government International Bond, Senior Unsecured Notes, 5.00%, due 6/15/45	163
	400	Costa Rica Government International Bond, Senior Unsecured Notes, 4.25%, due 1/26/23	353
	100	Croatia Government International Bond, Guaranteed Notes, 6.75%, due 11/5/19	109
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	109
	300	Croatia Government International Bond, Senior Unsecured Notes, 6.63%, due 7/14/20	328
	250	Croatia Government International Bond, Senior Unsecured Notes, 6.00%, due 1/26/24	269
	22	Dominican Republic International Bond, Senior Unsecured Notes, 9.04%, due 1/23/18	23
	170	Dominican Republic International Bond, Senior Unsecured Notes, 6.85%, due 1/27/45	155
	400	Ecuador Government International Bond, Unsecured Notes, 10.50%, due 3/24/20	296
	200	Ecuador Government International Bond, Unsecured Notes, 7.95%, due 6/20/24	139
	210	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	165
	117	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	93
	450	Hungary Government International Bond, Senior Unsecured Notes, 5.38%, due 2/21/23	493
	256	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	287
	132	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	180
	470	Indonesia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 3.75%, due 4/25/22	458
	400	Indonesia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 5.88%, due 1/15/24	439
	200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	253
	830	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	721	**
MXN	42,290	Mexican Bonos, Senior Unsecured Notes, Ser. M, 8.00%, due 12/7/23	2,638
MXN	46,900	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	2,852
	$210	Mexico Government International Bond, Senior Unsecured Medium-Term Notes, 4.75%, due 3/8/44	190
	300	Mexico Government International Bond, Senior Unsecured Notes, 4.00%, due 10/2/23	303
	250	Mongolia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 5.13%, due 12/5/22	186
	200	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	201
NZD	21,675	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	15,726
	$200	Nigeria Government International Bond, Senior Unsecured Notes, 5.13%, due 7/12/18	192
	200	Pakistan Government International Bond, Senior Unsecured Notes, 8.25%, due 4/15/24	202
	205	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	245
	30	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	42
	200	Republic of Armenia, Senior Unsecured Notes, 6.00%, due 9/30/20	192
	400	Republic of Azerbaijan International Bond, Senior Unsecured Notes, 4.75%, due 3/18/24	357
	200	Republic of Ghana, Senior Unsecured Notes, 7.88%, due 8/7/23	145
	250	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	158
	25	Republic of Serbia, Senior Unsecured Notes, 6.75%, due 11/1/24	25	**
	200	Republic of Serbia, Unsecured Notes, 5.88%, due 12/3/18	210
	80	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.88%, due 1/22/24	87
	40	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	47	ñ
	200	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.88%, due 9/16/43	196
	430	Senegal Government International Bond, Senior Unsecured Notes, 8.75%, due 5/13/21	452
ZAR	41,255	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	1,805	@
	$100	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	108
	150	South Africa Government International Bond, Senior Unsecured Notes, 5.50%, due 3/9/20	156
	450	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	439
	400	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.85%, due 11/3/25	364
	250	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 11/7/19	282
	300	Turkey Government International Bond, Senior Unsecured Notes, 5.13%, due 3/25/22	312
	303	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	358
	2	Ukraine Government International Bond, Unsecured Notes, 7.75%, due 9/1/19	1	ñ
	487	Ukraine Government International Bond, Unsecured Notes, 7.75%, due 9/1/20	458	ñ
	120	Ukraine Government International Bond, Unsecured Notes , due 5/31/40	45	ñ
	25	Uruguay Government International Bond, Senior Unsecured Notes, 7.63%, due 3/21/36	30
	620	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	208
	50	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	17
	110	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	38
	100	Vietnam Government International Bond, Senior Unsecured Notes, 6.75%, due 1/29/20	109

		Total Government Securities (Cost $42,118)	39,280

NUMBER OF SHARES

Exchange Traded Funds (1.4%)
	14,100	iShares iBoxx $ High Yield Corporate Bond ETF	1,118	@
	33,400	SPDR Barclays Capital High Yield Bond ETF	1,109	@

		Total Exchange Traded Funds (Cost $2,514)	2,227

Short-Term Investments (0.0%)
	1	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $0z)	0	h

		Total Investments (94.8%) (Cost $165,091)	156,079	##

		Cash, receivables and other assets, less liabilities (5.2%)	8,619	¢¢

		Total Net Assets (100.0%)	$164,698

See Notes to Schedule of Investments

January 31, 2016 (Unaudited)
 Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Emerging Markets Debt Fund (“Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund ("Unconstrained Bond") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of the Funds’ investments in exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of interest rate swap contracts (“interest rate swaps”) is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swap contracts (“credit default swaps”) is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2016:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$100,074	$-	$100,074
U.S. Government Agency Securities	-	6,565	-	6,565
Mortgage-Backed Securities^	-	112,436	-	112,436
Corporate Debt Securities^	-	79,952	-	79,952
Asset-Backed Securities	-	11,990	-	11,990
Government Securities	-	8,733	-	8,733
Short-Term Investments	-	8,283	-	8,283
Total Investments	-	328,033	-	328,033
Emerging Markets Debt
Investments:
Corporate Debt Securities^	-	26,023	-	26,023
Emerging Markets Securities^	-	111	-	111
Government Securities
Dominican Republic	-	1,106	45	1,151
Other Government Securities^	-	68,354	-	68,354
Total Government Securities	-	69,460	45	69,505
Short-Term Investments	-	7,282	-	7,282
Total Investments	-	102,876	45	102,921
Floating Rate Income
Investments:
Bank Loan Obligations
Automotive	-	1,856	646	2,502
Business Equipment & Services	-	26,495	1,939	28,434
Chemicals & Plastics	-	6,418	141	6,559
Food Products	-	1,538	245	1,783
Leisure Goods – Activities – Movies	-	6,470	1,256	7,726
Lodging & Casinos	-	21,324	1,560	22,884
Radio & Television	-	6,557	707	7,264
Steel	-	2,286	862	3,148
Other Bank Loan Obligations^	-	147,901	-	147,901
Total Bank Loan Obligations	-	220,845	7,356	228,201
Corporate Debt Securities
Chemicals[z]	-	394	0	394
Other Corporate Debt Securities^	-	8,129	-	8,129
Total Corporate Debt Securities[z]	-	8,523	0	8,523
Asset-Backed Securities	-	9,661	-	9,661
Short-Term Investments	-	11,004	-	11,004
Total Investments	-	250,033	7,356	257,389
High Income
Investments:
Bank Loan Obligations

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Business Equipment & Services	-	18,451	1,165	19,616
Lodging & Casinos	-	17,141	8,309	25,450
Other Bank Loan Obligations^	-	169,009	-	169,009
Total Bank Loan Obligations		204,601	9,474	214,075
Corporate Debt Securities	-
Chemicals	-	32,929	1	32,930
Other Corporate Debt Securities^	-	2,498,970	-	2,498,970
Total Corporate Debt Securities	-	2,531,899	1	2,531,900
Short-Term Investments	-	168,486	-	168,486
Total Investments	-	2,904,986	9,475	2,914,461
Municipal High Income
Investments:
Municipal Notes^	-	90,042	-	90,042
Total Investments	-	90,042	-	90,042
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	164,701	-	164,701
Total Investments	-	164,701	-	164,701
New York Municipal Income
Investments:
Municipal Notes^	-	63,519	-	63,519
Total Investments	-	63,519	-	63,519
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	15,895	-	15,895
Mortgage-Backed Securities^	-	17,632	-	17,632
Corporate Debt Securities^	-	20,732	-	20,732
Asset-Backed Securities	-	12,773	-	12,773
Short-Term Investments	-	2,959	-	2,959
Total Investments	-	69,991	-	69,991
Short Duration High Income
Investments:
Bank Loan Obligations
Business Equipment & Services	-	1,144	95	1,239
Other Bank Loan Obligations^	-	15,230	-	15,230
Total Bank Loan Obligations	-	16,374	95	16,469
Corporate Debt Securities^	-	179,090	-	179,090
Short-Term Investments	-	8,772	-	8,772
Total Investments	-	204,236	95	204,331
Strategic Income
Investments:
Bank Loan Obligations
Food Products	-	209	516	725
Other Bank Loan Obligations^	-	65,348	-	65,348
Total Bank Loan Obligations	-	65,557	516	66,073
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	161,625	-	161,625
U.S. Government Agency Securities	-	32,057	-	32,057
Mortgage-Backed Securities^	-	749,791	-	749,791
Corporate Debt Securities^	-	821,837	-	821,837
Asset-Backed Securities	-	388,958	-	388,958
Government Securities	-	110,059	-	110,059
Exchange Traded Funds	122,233	-	-	122,233
Mutual Funds	-	66,758	-	66,758
Short-Term Investments	-	83,218	-	83,218
Total Investments	122,233	2,479,860	516	2,602,609
Unconstrained Bond
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	7,949	-	7,949
Mortgage-Backed Securities^	-	5,259	-	5,259
Corporate Debt Securities^	-	69,767	-	69,767
Asset-Backed Securities	-	31,597	-	31,597
Government Securities	-	39,280	-	39,280
Exchange Traded Funds	2,227	-	-	2,227
Short-Term Investments	-	0[z]	-	0[z]
Total Investments	2,227	153,852	-	156,079

^	The Schedule of Investments provides information on the industry or sector categorization for the portfolio. For global/international funds, the Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary. For municipal funds, the Schedule of Investments provides a categorization by state.
z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Emerging Markets Debt
Government Securities
Dominican Republic	46	-	-	(1)	-	-	-	-	45	(1)
Total	46	-	-	-	-	-	-	-	-	-
Floating Rate Income
Bank Loan Obligations
Automotive	-	-	-	(28)	674	-	-	-	646	(28)
Business Equipment & Services	1,038	1	(11)	(214)	-	(748)	2,911	(1,038)	1,939	(214)
Chemicals & Plastics	-	-	-	(34)	-	-	175	-	141	(34)
Containers & Glass	805	-	-	-	-	-	-	(805)	-	-
Electronics - Electrical	1,867	-	-	-	-	-	-	(1,867)	-	-
Food Products	-	-	-	(4)	-	-	249	-	245	(4)
Industrial Equipment	1,154	-	-	-	-	-	-	(1,154)	-	-
Leisure Goods - Activities - Movies	1,464	1	-	(202)	-	(7)	-	-	1,256	(202)
Lodging & Casinos	1,532	-	10	6	1,683	(1,671)	-	-	1,560	6
Radio & Television	-	-	(4)	(3)	-	(281)	995	-	707	(3)
Steel	1,150	-	-	(285)	-	(3)	-	-	862	(285)
Corporate Debt Securities
Chemicals[z]	0	-	-	-	-	-	-	-	-	-
Total	9,010	2	(5)	(764)	2,357	(2,710)	4,330	(4,864)	7,356	(764)
High Income
Bank Loan Obligations Business

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Equipment & Services	-	-	-	3	1,162	-	-	-	1,165	3

Lodging & Casinos	-	8	-	80	8,221	-	-	-	8,309	80
Corporate Debt Securities
Chemicals[z]	1	0	-	-	-	-	-	-	1	0
Total	1	8	-	83	9,383	-	-	-	9,475	83
Short Duration High Income
Bank Loan Obligations
Business Equipment & Services	-	-	-	-	95	-	-	-	95	-
Total	-	-	-	-	95	-	-	-	95	-
Strategic Income
Bank Loan Obligations
Business Equipment & Services	494	-	-	-	-	-	-	(494)	-	-
Containers & Glass Products	390	-	-	-	-	-	-	(390)	-	-
Electronics - Electrical	1,074	-	(240)	160	-	(994)	-	-	-	-
Industrial Equipment	529	-	(5)	49	-	(318)	-	(255)	-	-
Leisure Goods - Activities - Movies	897	-	(166)	52	-	(783)	-	-	-	-
Food Products	-	-		(8)	-	(1)	525	-	516	(8)
Lodging & Casinos	768	-	5	(5)	-	(768)	-	-	-	-
Steel	602	-	(153)	32	-	(481)	-	-	-	-
Corporate Debt Securities
Chemicals & Plastics[z]	0	-	0	0	-	(0)	-	-	-	-
Total	4,754	-	(559)	280	-	(3,345)	525	(1,139)	516	(8)

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $6,328,000 and $1,139,000 were transferred from Level 3 to Level 2 for Floating Rate Income and Strategic Income, respectively. Also, approximately $4,330,000 and $525,000 were transferred from Level 2 to Level 3 for Floating Rate Income and Strategic Income, respectively. Transfers of bank loans and corporate debt securities into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2016, the Funds had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of January 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Financial futures (unrealized appreciation)	$554	$-	$-	$554
Emerging Markets Debt
Forward contracts (unrealized appreciation)	$-	$1,626	$-	$1,626
Swap contracts	-	233	-	233
Emerging Markets Debt Total	$-	$1,859	$-	$1,859
Strategic Income
Financial futures (unrealized appreciation)	$6,218	$-	$-	$6,218
Unconstrained Bond
Financial futures (unrealized appreciation)	$863	$-	$-	$863
Forward contracts (unrealized appreciation)	-	4,585	-	4,585

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Centrally cleared credit default swap contracts	-	382	-	382
Unconstrained Bond Total	$863	$4,967	$-	$5,830

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2016:

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Financial futures (unrealized depreciation)	$(846)	$-	$-	$(846)
Emerging Markets Debt
Financial futures (unrealized depreciation)	$(96)	$-	$-	$(96)
Forward contracts (unrealized depreciation)	-	(1,962)	-	(1,962)
Swap contracts	-	(1,626)	-	(1,626)
Emerging Markets Debt Total	$(96)	$(3,588)	$-	$(3,684)
Strategic Income
Financial futures (unrealized depreciation)	$(15,807)	$-	$-	$(15,807)
Unconstrained Bond
Financial futures (unrealized depreciation)	$(4,916)	$-	$-	$(4,916)
Forward contracts (unrealized depreciation)	-	(1,981)	-	(1,981)
Centrally cleared credit default swap contracts	-	(292)		(292)
Unconstrained Bond Total	$(4,916)	$(2,273)	$-	$(7,189)

##	At January 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$331,404	$4,644	$8,015	$(3,371)
Emerging Markets Debt	114,504	1,085	12,651	(11,566)
Floating Rate Income	276,438	165	19,132	(18,967)
High Income	3,167,482	24,485	277,507	(253,022)
Municipal High Income	88,660	1,457	75	1,382
Municipal Intermediate Bond	156,954	7,776	29	7,747
New York Municipal Income	60,077	3,445	3	3,442
Short Duration	70,129	164	302	(138)
Short Duration High Income	215,439	484	11,592	(11,108)
Strategic Income	2,702,668	5	100,064	(100,059)
Unconstrained Bond	165,111	500	9,532	(9,032)

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At January 31, 2016, these securities amounted to approximately $15,635,000 or 5.1% of net assets for Core Bond, approximately  $9,422,000 or 8.9% of net assets for Emerging Markets Debt, approximately $12,790,000 or 5.0% of net assets for Floating Rate Income, approximately  $ 873,810,000 or 30.0% of net assets for High Income, approximately $18,741,000 or 20.4% of net assets for Municipal High Income, approximately $11,840,000 or 7.1% of net assets for Municipal Intermediate Bond, approximately $4,776,000 or 6.9% of net assets for Short Duration, approximately $51,864,000 or 22.3% of net assets for Short Duration High Income, approximately  $202,964,000 or 10.3% of net assets for Strategic Income and approximately $5,829,000 or 3.5% of net assets for Unconstrained Bond.

Ñ
These securities have been deemed by the investment manager to be illiquid. At January 31, 2016, these securities amounted to approximately $537,000 or 0.5% of net assets for Emerging Markets Debt, approximately $2,909,000 or 1.1% of net assets for Floating Rate Income and approximately $1,257,000 or 0.1% of net assets for Strategic Income.

Ø
All or a portion of this security was purchased on a when-issued basis. At January 31, 2016, these securities amounted to $24,867,000 for Core Bond, $4,009,000 for Municipal High Income, $614,555,000 for Strategic Income and

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

$1,996,000 for Unconstrained Bond. For TBA (to be announced) securities, the maturity date was not known at the time of investment.
ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

††	As of January 31, 2016, the value of unfunded loan commitments was approximately $82,000 for Floating Rate Income, approximately $38,980,000 for High Income, approximately $2,389,000 for Short Duration High Income and approximately $33,000 for Strategic Income pursuant to the following loan agreements:

Floating Rate Income
(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 3.27%, due 1/23/17	$83	$82

High Income
(000’s omitted) Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/21/16	$33,437	$33,437
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	5,543	5,543

Short Duration High Income
(000’s omitted) Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/21/16	$2,055	$2,055
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	334	334

Strategic Income
(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 3.27%, due 1/23/17	$34	$33

‡     Security had an event of default.

@	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or credit default swap contracts and/or interest rate swap contracts and/or forward contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2016, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.

BRL = Brazilian Real
CAD = Canadian Dollar
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
GBP = Pound Sterling
HUF = Hungarian Forint

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

IDR = Indonesian Rupiah
KES = Kenyan Shilling
MXN=Mexican Peso
MYR = Malaysian Ringgit
NZD = New Zealand Dollar
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR=South African Rand

b	Interest rate represents discount rate at time of purchase, not a coupon rate.

c     Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

g    Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

h	The rate shown is the annualized seven day yield at January 31, 2016.

i	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.

j     Principal only security.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

#   These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At January 31, 2016, the following securities amounted to approximately $225,000 or 0.2% of net assets for Emerging Markets Debt and approximately $1,622,000 or 1.8% of net assets for Municipal High Income:

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 1/31/16	Fair Value Percentage of Net Assets as of 1/31/16
Emerging Markets Debt	Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	8/15/2014	$466	0.02%	$225	0.2%

Municipal High Income	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	7/31/2015	$300	1.2%	304	0.3%

	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	6/30/2015	500	4.7%	516	0.6%

	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp.	01/19/2016	500	0.6%	500	0.6%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27

Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	12/11/2015	300	0.5%	302	0.3%

¢¢   At January 31, 2016, open positions in financial futures were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	March 2016	28 Euro-Buxl Bond, 30 Year	Short	$(233,640)
Core Bond	March 2016	20 Euro FX Currency	Short	40,284
Core Bond	March 2016	47 Euro-OAT	Short	(109,264)
Core Bond	March 2016	15 Interest Rate Swap, 10 Year	Short	(20,129)
Core Bond	March 2016	73 MXN Currency	Short	166,163
Core Bond	March 2016	54 NZD Currency	Short	97,266
Core Bond	March 2016	3 U.S. Treasury Bond, Long	Short	(11,018)
Core Bond	March 2016	22 U.S. Treasury Bond, Ultra Long	Short	(184,668)
Core Bond	March 2016	80 U.S. Treasury Note, 2 Year	Short	(89,941)
Core Bond	March 2016	28 U.S. Treasury Note, 5 Year	Short	(59,539)
Core Bond	March 2016	41 U.S. Treasury Note, 10 Year	Short	(138,571)
Core Bond	March 2016	58 ZAR Currency	Short	175,955
Core Bond	March 2016	36 EuroYen TIBOR, 90 Day	Long	4,832
Core Bond	March 2016	12 U.S. Treasury Bond, 10 Year Ultra	Long	24,625
Core Bond	December 2016	86 New Zealand Treasury Bill, 90 day	Long	45,225
Total				$(292,420)
Emerging Markets Debt	March 2016	5 U.S. Treasury Note, 5 Year	Short	$(10,242)
Emerging Markets Debt	March 2016	33 U.S. Treasury Note, 10 Year	Short	(85,679)
Total				$(95,921)
Strategic Income	March 2016	6 AUD/USD Currency	Short	$15,517
Strategic Income	March 2016	341 Euro-Buxl Bond, 30 Year	Short	(3,108,812)
Strategic Income	March 2016	137 Euro FX Currency	Short	275,947
Strategic Income	March 2016	465 Euro-Oat	Short	(1,125,866)
Strategic Income	March 2016	14 GBP Currency	Short	63,731
Strategic Income	March 2016	112 Interest Rate Swap, 10 Year	Short	(150,299)
Strategic Income	March 2016	503 Mini Japanese Government Bond,10 Year	Short	(747,863)
Strategic Income	March 2016	485 MXN Currency	Short	873,001
Strategic Income	March 2016	484 NZD Currency	Short	871,786
Strategic Income	March 2016	158 U.K. Long Gilt Bond	Short	(519,520)
Strategic Income	March 2016	204 U.S. Treasury Bond, Ultra Long	Short	(1,712,376)
Strategic Income	March 2016	838 U.S. Treasury Notes, 2 Year	Short	(933,161)
Strategic Income	March 2016	671 U.S. Treasury Notes, 5 Year	Short	(1,464,225)
Strategic Income	March 2016	1,857 U.S. Treasury Notes, 10 Year	Short	(6,044,328)
Strategic Income	March 2016	444 ZAR Currency	Short	1,346,967
Strategic Income	March 2016	346 U.S. Treasury Bond, Long	Long	2,139,918
Strategic Income	March 2016	87 U.S. Treasury Bond, 10 Year Ultra	Long	178,533
Strategic Income	March 2016	557 EuroYen TIBOR, 90 Day	Long	74,763
Strategic Income	September 2016	274 EuroYen TIBOR, 90 Day	Long	53,752
Strategic Income	December 2016	620 New Zealand Bank Bill, 90 Day	Long	323,670
Total				$(9,588,865)
Unconstrained Bond	March 2016	52 Canadian Treasury Bond, 10 Year	Short	$(187,930)
Unconstrained Bond	March 2016	111 Euro-Bund	Short	(390,950)
Unconstrained Bond	March 2016	116 Euro-Buxl Bond, 30 Year	Short	(967,760)
Unconstrained Bond	March 2016	39 Euro-Oat	Short	(98,879)
Unconstrained Bond	March 2016	283 Mini Japanese Government Bond,10 Year	Short	(421,467)
Unconstrained Bond	March 2016	15 U.K. Long Gilt Bond	Long	(46,585)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Unconstrained Bond	March 2016	12 U.S. Treasury Bond, Long	Short	(92,366)
Unconstrained Bond	March 2016	24 U.S. Treasury Note, 2 Year	Short	(24,789)
Unconstrained Bond	March 2016	222 U.S. Treasury Note, 5 Year	Short	(484,003)
Unconstrained Bond	March 2016	629 U.S. Treasury Note, 10 Year	Short	(2,201,607)
Unconstrained Bond	March 2016	42 EuroYen TIBOR, 90 Day	Long	5,638
Unconstrained Bond	March 2016	101 U.S. Treasury Bond, Ultra Long	Long	826,806
Unconstrained Bond	December 2016	58 New Zealand Treasury Bill, 90 Day	Long	30,608
Total				$(4,053,284)

At January 31, 2016, the notional value of financial futures was:

	Long Positions	Short Positions
Core Bond	$64,446,512	$(54,718,103)
Emerging Markets Debt	$-	$(4,879,438)
Strategic Income	$638,329,372	$(856,718,738)
Unconstrained Bond	$62,775,219	$(205,123,851)

At January 31, 2016, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures:

Core Bond	$1,254,258
Emerging Markets Debt	$130,703
Strategic Income	$20,646,624
Unconstrained Bond	$5,621,085

At January 31, 2016, open forward contracts were as follows:

Emerging Markets Debt
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

2,459,464	Argentine Peso	$162,341	JPMorgan Chase Bank N.A.	02/29/16	$12,720
1,639,642	Argentine Peso	108,227	JPMorgan Chase Bank N.A.	02/29/16	8,480
799,951	Brazilian Real	202,059	Goldman Sachs International	02/24/16	(3,333)
283,075	Brazilian Real	70,930	Goldman Sachs International	02/24/16	(608)
2,953,419	Brazilian Real	742,370	Goldman Sachs International	02/24/16	(8,674)
3,111,616	Brazilian Real	763,343	JPMorgan Chase Bank N.A.	02/24/16	9,652
14,511,006	Brazilian Real	3,552,901	Goldman Sachs International	02/24/16	51,960
4,256,428	Brazilian Real	1,019,626	Citibank N.A.	02/24/16	37,767
5,038,567	Chinese Yuan Renminbi	762,841	Goldman Sachs International	03/16/16	(2,229)
3,283,778	Chinese Yuan Renminbi	491,672	JPMorgan Chase Bank N.A.	04/27/16	(67)
3,222,628,289	Colombian Peso	970,964	JPMorgan Chase Bank N.A.	03/22/16	5,595
725,824	Euro	791,508	JPMorgan Chase Bank N.A.	02/03/16	(5,204)
457,146	Euro	496,723	JPMorgan Chase Bank N.A.	02/03/16	(1,484)
471,204	Euro	505,923	JPMorgan Chase Bank N.A.	02/03/16	4,545
277,922	Euro	303,010	JPMorgan Chase Bank N.A.	02/03/16	(1,930)
1,083,898	Euro	1,179,145	Citibank N.A.	02/03/16	(4,930)
1,039,729	Euro	1,133,734	JPMorgan Chase Bank N.A.	02/03/16	(7,369)
113,301	Euro	123,587	JPMorgan Chase Bank N.A.	02/03/16	(845)
113,301	Euro	123,698	JPMorgan Chase Bank N.A.	02/03/16	(956)
112,039	Euro	122,079	JPMorgan Chase Bank N.A.	02/03/16	(704)
115,653	Euro	125,273	JPMorgan Chase Bank N.A.	02/03/16	17
184,727	Euro	200,808	JPMorgan Chase Bank N.A.	02/03/16	(689)
360,217	Euro	391,788	JPMorgan Chase Bank N.A.	02/03/16	(1,555)
344,769	Euro	370,691	JPMorgan Chase Bank N.A.	02/04/16	2,815
2,359,472	Euro	2,505,792	JPMorgan Chase Bank N.A.	02/11/16	50,770
462,915	Euro	504,960	JPMorgan Chase Bank N.A.	03/03/16	(3,126)
33,952,458	Indian Rupee	494,213	Goldman Sachs International	04/18/16	72
67,455,197	Indian Rupee	982,677	Goldman Sachs International	04/18/16	(654)
812,204,861	Indonesian Rupiah	58,844	Goldman Sachs International	03/28/16	(57)
11,638,834	Malaysian Ringgit	2,746,174	JPMorgan Chase Bank N.A.	02/03/16	54,990
3,345,005	Malaysian Ringgit	767,379	JPMorgan Chase Bank N.A.	02/03/16	37,676
4,300,000	Malaysian Ringgit	975,012	JPMorgan Chase Bank N.A.	02/03/16	59,885
800,000	Malaysian Ringgit	193,400	JPMorgan Chase Bank N.A.	02/03/16	(861)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

7,028,229	Malaysian Ringgit	1,699,076	Goldman Sachs International	02/03/16	(7,565)
9,349,989	Malaysian Ringgit	2,260,362	JPMorgan Chase Bank N.A.	02/03/16	(10,064)
1,700,000	Malaysian Ringgit	410,975	JPMorgan Chase Bank N.A.	02/03/16	(1,830)
405,621	Malaysian Ringgit	98,059	JPMorgan Chase Bank N.A.	02/03/16	(437)
7,028,229	Malaysian Ringgit	1,652,146	Goldman Sachs International	03/31/16	43,901
93,674,754	Mexican Peso	5,537,718	JPMorgan Chase Bank N.A.	02/17/16	(378,023)
1,526,575	Mexican Peso	90,716	Goldman Sachs International	02/17/16	(6,631)
2,492,578	Mexican Peso	143,895	JPMorgan Chase Bank N.A.	02/17/16	(6,601)
15,963,065	Mexican Peso	917,394	JPMorgan Chase Bank N.A.	02/17/16	(38,133)
9,116,052	Mexican Peso	492,531	JPMorgan Chase Bank N.A.	02/17/16	9,590
3,903,061	Mexican Peso	214,487	JPMorgan Chase Bank N.A.	02/17/16	497
130,000,000	Nigerian Naira	501,931	JPMorgan Chase Bank N.A.	02/26/16	135,454
87,500,000	Nigerian Naira	333,842	Goldman Sachs International	03/22/16	74,863
160,000,000	Nigerian Naira	613,027	JPMorgan Chase Bank N.A.	03/23/16	132,736
162,000,000	Nigerian Naira	675,000	JPMorgan Chase Bank N.A.	06/02/16	13,557
3,925,828	Peruvian Nuevo Sol	1,142,558	JPMorgan Chase Bank N.A.	02/16/16	(13,702)
8,000,000	Philippine Peso	168,919	Goldman Sachs International	02/16/16	(1,666)
37,705,601	Russian Ruble	455,877	JPMorgan Chase Bank N.A.	04/12/16	35,074
39,520,319	Russian Ruble	453,007	JPMorgan Chase Bank N.A.	04/12/16	61,574
42,496,264	Russian Ruble	524,840	JPMorgan Chase Bank N.A.	04/12/16	28,490
43,649,227	Russian Ruble	553,643	JPMorgan Chase Bank N.A.	04/12/16	14,698
694,805	Singapore Dollar	482,766	Citibank N.A.	03/16/16	4,522
11,039,015	South African Rand	788,018	Citibank N.A.	02/03/16	(93,227)
3,614,767	South African Rand	257,558	JPMorgan Chase Bank N.A.	02/03/16	(30,046)
1,614,455	South African Rand	110,558	JPMorgan Chase Bank N.A.	02/03/16	(8,945)
10,833,125	South African Rand	747,231	Citibank N.A.	02/03/16	(65,399)
3,365,222	South African Rand	230,272	JPMorgan Chase Bank N.A.	02/03/16	(18,466)
11,452,483	South African Rand	759,059	JPMorgan Chase Bank N.A.	02/03/16	(38,245)
14,981,429	South African Rand	989,199	Goldman Sachs International	02/03/16	(46,275)
5,210,231	South African Rand	327,781	Goldman Sachs International	02/03/16	149
2,123,716	South African Rand	127,614	Goldman Sachs International	02/03/16	6,051
2,275,077	South African Rand	141,487	Citibank N.A.	02/03/16	1,705
556,928,860	South Korean Won	462,915	Citibank N.A.	04/08/16	(2,872)
26,000,000	Thai Baht	715,310	JPMorgan Chase Bank N.A.	04/25/16	10,826
17,798,129	Thai Baht	491,106	JPMorgan Chase Bank N.A.	04/25/16	5,965
2,172,638	Thai Baht	60,823	JPMorgan Chase Bank N.A.	04/25/16	(145)
1,927,063	Turkish Lira	647,145	JPMorgan Chase Bank N.A.	03/03/16	(843)
941,933	Turkish Lira	315,292	JPMorgan Chase Bank N.A.	03/03/16	615
2,145,817	Turkish Lira	708,437	JPMorgan Chase Bank N.A.	03/03/16	11,231
2,313,928	Turkish Lira	764,973	Goldman Sachs International	03/03/16	11,076
873,707	Turkish Lira	285,914	Goldman Sachs International	03/03/16	7,111
1,544,399	Turkish Lira	507,881	Goldman Sachs International	03/03/16	10,083
1,499,214	Turkish Lira	493,082	JPMorgan Chase Bank N.A.	03/03/16	9,727
34,042	Turkish Lira	11,389	JPMorgan Chase Bank N.A.	03/03/16	28
Total					$152,077

Cross Currency Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

450,097	Euro	2,018,117	Polish Zloty	Citibank N.A.	02/04/16	$(2,429)
231,044	Euro	1,006,238	Polish Zloty	Goldman Sachs International	02/04/16	(3,581)
1,905,980	Euro	8,306,411	Polish Zloty	Goldman Sachs International	02/04/16	8,771
449,511	Euro	2,017,823	Polish Zloty	Goldman Sachs International	02/04/16	(2,426)
464,252	Euro	2,069,188	Polish Zloty	Goldman Sachs International	02/04/16	(5,059)
2,336,654	Euro	10,383,677	Polish Zloty	Goldman Sachs International	02/04/16	120
173,769	Euro	738,182	Polish Zloty	JPMorgan Chase Bank N.A.	02/04/16	(1,703)
3,138,160	Euro	984,607,002	Hungarian Forint	Citibank N.A.	03/29/16	72,490
544,677	Euro	172,468,544	Hungarian Forint	Citibank N.A.	03/29/16	(3,677)
32,833	Euro	10,232,585	Hungarian Forint	Goldman Sachs International	03/29/16	53
162,925	Euro	50,794,034	Hungarian Forint	JPMorgan Chase Bank N.A.	03/29/16	3,535
1,513,682	Euro	475,486,790	Hungarian Forint	JPMorgan Chase Bank N.A.	03/29/16	(3,710)
463,298	Euro	145,915,792	Hungarian Forint	JPMorgan Chase Bank N.A.	03/29/16	(3,127)
237,097	Euro	75,867,039	Hungarian Forint	JPMorgan Chase Bank N.A.	12/30/16	839
182,646,163	Hungarian Forint	578,041	Euro	Citibank N.A.	03/29/16	9,545
362,110,606	Hungarian Forint	1,143,894	Euro	Citibank N.A.	03/29/16	9,939
180,293,084	Hungarian Forint	568,618	Euro	Goldman Sachs International	03/29/16	10,738
153,656,111	Hungarian Forint	489,042	Euro	Goldman Sachs International	03/29/16	1,596

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

142,274,177	Hungarian Forint	453,273	Euro	Goldman Sachs International	03/29/16	1,478
35,043,406	Hungarian Forint	110,951	Euro	JPMorgan Chase Bank N.A.	03/29/16	271
142,274,177	Hungarian Forint	453,029	Euro	JPMorgan Chase Bank N.A.	03/29/16	1,478
75,867,039	Hungarian Forint	238,107	Euro	JPMorgan Chase Bank N.A.	12/30/16	(1,086)
17,265,616	Polish Zloty	4,024,564	Euro	Citibank N.A.	02/04/16	(50,612)
4,309,070	Polish Zloty	997,246	Euro	Citibank N.A.	02/04/16	(24,979)
2,940,787	Polish Zloty	685,305	Euro	Goldman Sachs International	02/04/16	(19,108)
2,024,163	Polish Zloty	459,308	Euro	Goldman Sachs International	02/04/16	2,983
10,383,677	Polish Zloty	2,330,474	Euro	Goldman Sachs International	04/04/16	(2,723)
727,117	Polish Zloty	164,160	Euro	Goldman Sachs International	04/04/16	(191)
3,197,516	Romanian Leu	705,440	Euro	Goldman Sachs International	04/08/16	(11,127)
Total						$(11,702)

Contracts to Deliver			In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

2,946,487	Argentine Peso	$162,341		JPMorgan Chase Bank N.A.	11/30/16	$(12,840)
1,969,736	Argentine Peso	108,227		JPMorgan Chase Bank N.A.	11/30/16	(8,882)
2,174,265	Brazilian Real	538,785		Citibank N.A.	02/24/16	(1,352)
4,123,410	Brazilian Real	1,072,400		Goldman Sachs International	02/24/16	48,052
2,994,033	Brazilian Real	760,970		Goldman Sachs International	02/24/16	17,185
478,419	Brazilian Real	118,332		Goldman Sachs International	02/24/16	(518)
1,721,875	Brazilian Real	429,505		JPMorgan Chase Bank N.A.	02/24/16	1,752
366,894	Brazilian Real	94,994		JPMorgan Chase Bank N.A.	02/24/16	3,849
812,084	Brazilian Real	198,790		JPMorgan Chase Bank N.A.	02/24/16	(2,950)
2,175,398	Brazilian Real	526,654		JPMorgan Chase Bank N.A.	02/24/16	(13,764)
682,211,039	Chilean Peso	941,695		JPMorgan Chase Bank N.A.	04/27/16	(5,957)
1,660,880	Chinese Yuan Renminbi	247,634		JPMorgan Chase Bank N.A.	03/16/16	(3,090)
1,575,174,101	Colombian Peso	467,272		JPMorgan Chase Bank N.A.	03/22/16	(10,056)
1,653,583,854	Colombian Peso	481,393		JPMorgan Chase Bank N.A.	03/22/16	(19,696)
3,400,079,565	Colombian Peso	1,018,750		JPMorgan Chase Bank N.A.	03/22/16	(11,581)
1,562,985,042	Colombian Peso	459,701		JPMorgan Chase Bank N.A.	03/22/16	(13,933)
618,366	Euro	670,144		Citibank N.A.	02/03/16	252
442,500	Euro	475,599		JPMorgan Chase Bank N.A.	02/03/16	(3,773)
172,385	Euro	185,253		JPMorgan Chase Bank N.A.	02/03/16	(1,497)
1,371,384	Euro	1,489,437		JPMorgan Chase Bank N.A.	02/03/16	3,781
313,544	Euro	342,323		JPMorgan Chase Bank N.A.	02/03/16	2,652
203,941	Euro	222,631		JPMorgan Chase Bank N.A.	02/03/16	1,697
201,670	Euro	219,736		JPMorgan Chase Bank N.A.	02/03/16	1,262
716,943	Euro	774,513		JPMorgan Chase Bank N.A.	02/03/16	(2,170)
246,449	Euro	267,040		JPMorgan Chase Bank N.A.	02/03/16	55
654,746	Euro	708,302		JPMorgan Chase Bank N.A.	02/03/16	(1,001)
206,388	Euro	223,326		JPMorgan Chase Bank N.A.	02/03/16	(259)
230,999	Euro	252,179		JPMorgan Chase Bank N.A.	02/03/16	1,932
118,146	Euro	128,788		JPMorgan Chase Bank N.A.	02/03/16	797
344,769	Euro	375,818		JPMorgan Chase Bank N.A.	02/04/16	2,312
786,655	Euro	857,205		JPMorgan Chase Bank N.A.	02/11/16	4,840
1,572,817	Euro	1,690,940		JPMorgan Chase Bank N.A.	02/11/16	(13,257)
3,500,000,000	Indonesian Rupiah	249,465		Goldman Sachs International	02/16/16	(5,869)
9,951,773,466	Indonesian Rupiah	711,502		JPMorgan Chase Bank N.A.	02/16/16	(14,508)
7,000,000,000	Indonesian Rupiah	499,144		JPMorgan Chase Bank N.A.	02/25/16	(10,688)
7,500,000,000	Indonesian Rupiah	532,406		JPMorgan Chase Bank N.A.	03/28/16	(10,447)
3,744,168	Israeli Shekel	941,834		Citibank N.A.	04/27/16	(5,710)
37,829,349	Kenyan Shilling	357,555		Goldman Sachs International	02/12/16	(11,187)
49,000,000	Kenyan Shilling	432,862		JPMorgan Chase Bank N.A.	07/29/16	(28,467)
7,028,229	Malaysian Ringgit	1,653,312		Goldman Sachs International	02/03/16	(38,199)
405,621	Malaysian Ringgit	95,113		JPMorgan Chase Bank N.A.	02/03/16	(2,509)
800,000	Malaysian Ringgit	186,319		JPMorgan Chase Bank N.A.	02/03/16	(6,220)
9,349,989	Malaysian Ringgit	2,109,512		JPMorgan Chase Bank N.A.	02/03/16	(140,786)
1,700,000	Malaysian Ringgit	384,807		JPMorgan Chase Bank N.A.	02/03/16	(24,339)
11,638,834	Malaysian Ringgit	2,813,691		JPMorgan Chase Bank N.A.	02/03/16	12,528
4,300,000	Malaysian Ringgit	1,039,526		JPMorgan Chase Bank N.A.	02/03/16	4,628
3,345,005	Malaysian Ringgit	808,656		JPMorgan Chase Bank N.A.	02/03/16	3,601
525,555	Malaysian Ringgit	126,832		JPMorgan Chase Bank N.A.	03/31/16	6
18,287,297	Mexican Peso	1,045,012		Citibank N.A.	02/17/16	37,730
6,654,803	Mexican Peso	372,778		Citibank N.A.	02/17/16	6,225
2,595,999	Mexican Peso	156,443		Goldman Sachs International	02/17/16	13,452

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

3,196,600	Mexican Peso	183,438	Goldman Sachs International	02/17/16	7,367
1,957,597	Mexican Peso	114,865	Goldman Sachs International	02/17/16	7,039
553,553	Mexican Peso	33,159	JPMorgan Chase Bank N.A.	02/17/16	2,669
130,000,000	Nigerian Naira	547,945	JPMorgan Chase Bank N.A.	02/26/16	(89,439)
87,500,000	Nigerian Naira	377,807	Goldman Sachs International	03/22/16	(30,898)
160,000,000	Nigerian Naira	682,594	JPMorgan Chase Bank N.A.	03/23/16	(63,169)
123,000,000	Nigerian Naira	469,690	JPMorgan Chase Bank N.A.	06/02/16	(53,103)
39,000,000	Nigerian Naira	148,148	JPMorgan Chase Bank N.A.	06/02/16	(17,616)
16,500,920	New Taiwan Dollar	491,464	JPMorgan Chase Bank N.A.	02/26/16	(1,139)
5,551,765	Peruvian Nuevo Sol	1,637,979	Citibank N.A.	02/16/16	41,591
3,131,965	Peruvian Nuevo Sol	923,475	Goldman Sachs International	02/16/16	22,891
3,312,611	Peruvian Nuevo Sol	959,065	Goldman Sachs International	02/16/16	6,537
537,824	Peruvian Nuevo Sol	157,235	JPMorgan Chase Bank N.A.	02/16/16	2,586
8,000,000	Philippine Peso	167,287	Goldman Sachs International	02/16/16	34
219,983,405	Russian Ruble	2,843,081	Goldman Sachs International	04/12/16	(21,247)
11,955,297	Russian Ruble	155,805	Goldman Sachs International	04/12/16	140
5,766,318	Russian Ruble	73,946	JPMorgan Chase Bank N.A.	04/12/16	(1,135)
1,081,540	Singapore Dollar	765,369	Goldman Sachs International	03/16/16	6,852
1,065,899	Singapore Dollar	741,709	JPMorgan Chase Bank N.A.	03/16/16	(5,839)
2,592,716	South African Rand	184,806	Citibank N.A.	02/03/16	21,621
7,220,775	South African Rand	476,543	Goldman Sachs International	02/03/16	22,071
16,981,576	South African Rand	1,088,792	Goldman Sachs International	02/03/16	19,980
2,574,594	South African Rand	161,770	Goldman Sachs International	02/03/16	(274)
1,678,016	South African Rand	115,855	JPMorgan Chase Bank N.A.	02/03/16	10,241
13,380,713	South African Rand	918,474	JPMorgan Chase Bank N.A.	02/03/16	76,298
12,815,642	South African Rand	835,294	JPMorgan Chase Bank N.A.	02/03/16	28,683
1,499,056	South African Rand	91,088	JPMorgan Chase Bank N.A.	02/03/16	(3,261)
7,766,432	South African Rand	472,748	JPMorgan Chase Bank N.A.	02/03/16	(16,067)
2,275,077	South African Rand	140,595	Citibank N.A.	03/07/16	(1,701)
691,213	South African Rand	43,132	JPMorgan Chase Bank N.A.	03/07/16	(101)
964,829,873	South Korean Won	797,448	Goldman Sachs International	04/08/16	464
604,778,457	South Korean Won	496,127	Goldman Sachs International	04/08/16	(3,442)
801,684,194	South Korean Won	667,987	JPMorgan Chase Bank N.A.	04/08/16	5,766
6,274,016	Thai Baht	172,127	JPMorgan Chase Bank N.A.	04/25/16	(3,096)
18,046,073	Thai Baht	494,075	JPMorgan Chase Bank N.A.	04/25/16	(9,921)
1,684,380	Turkish Lira	551,031	Citibank N.A.	03/03/16	(13,879)
2,594,526	Turkish Lira	860,312	Goldman Sachs International	03/03/16	(9,845)
1,906,597	Turkish Lira	644,286	JPMorgan Chase Bank N.A.	03/03/16	4,848
134,334	Turkish Lira	45,329	JPMorgan Chase Bank N.A.	03/03/16	276
2,254,534	Turkish Lira	743,251	JPMorgan Chase Bank N.A.	03/03/16	(12,879)
444,040	Turkish Lira	144,232	JPMorgan Chase Bank N.A.	03/03/16	(4,692)
Total					$(331,706)

Cross Currency Contracts to Deliver		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

4,024,564	Euro	17,265,616	Polish Zloty	Citibank N.A.	02/04/16	$(77,712)
997,246	Euro	4,309,070	Polish Zloty	Citibank N.A.	02/04/16	737
685,305	Euro	2,940,787	Polish Zloty	Goldman Sachs International	02/04/16	(2,550)
459,308	Euro	2,024,163	Polish Zloty	Goldman Sachs International	02/04/16	(4,465)
578,041	Euro	182,646,163	Hungarian Forint	Citibank N.A.	03/29/16	(1,586)
1,143,894	Euro	362,110,606	Hungarian Forint	Citibank N.A.	03/29/16	8,139
568,618	Euro	180,293,084	Hungarian Forint	Goldman Sachs International	03/29/16	(737)
489,042	Euro	153,656,111	Hungarian Forint	Goldman Sachs International	03/29/16	2,117
453,273	Euro	142,274,177	Hungarian Forint	Goldman Sachs International	03/29/16	1,465
110,951	Euro	35,043,406	Hungarian Forint	JPMorgan Chase Bank N.A.	03/29/16	1,207
453,029	Euro	142,274,177	Hungarian Forint	JPMorgan Chase Bank N.A.	03/29/16	1,730
238,107	Euro	75,867,039	Hungarian Forint	JPMorgan Chase Bank N.A.	12/30/16	3,834
2,330,474	Euro	10,383,677	Polish Zloty	Goldman Sachs International	04/04/16	16,307
164,160	Euro	727,117	Polish Zloty	Goldman Sachs International	04/04/16	91
705,440	Euro	3,197,516	Romanian Leu	Goldman Sachs International	04/08/16	6,294
984,607,002	Hungarian Forint	3,138,160	Euro	Citibank N.A.	03/29/16	(91,459)
172,468,544	Hungarian Forint	544,677	Euro	Citibank N.A.	03/29/16	(5,091)
10,232,585	Hungarian Forint	32,833	Euro	Goldman Sachs International	03/29/16	(11)
50,794,034	Hungarian Forint	162,925	Euro	JPMorgan Chase Bank N.A.	03/29/16	(3,393)
475,486,790	Hungarian Forint	1,513,682	Euro	JPMorgan Chase Bank N.A.	03/29/16	(7,403)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

145,915,792	Hungarian Forint	463,298	Euro	JPMorgan Chase Bank N.A.	03/29/16	(1,601)
75,867,039	Hungarian Forint	237,097	Euro	JPMorgan Chase Bank N.A.	12/30/16	(4,694)
2,018,117	Polish Zloty	450,097	Euro	Citibank N.A.	02/04/16	(4,585)
1,006,238	Polish Zloty	231,044	Euro	Goldman Sachs International	02/04/16	7,260
8,306,411	Polish Zloty	1,905,980	Euro	Goldman Sachs International	02/04/16	20,226
2,017,823	Polish Zloty	449,511	Euro	Goldman Sachs International	02/04/16	(5,151)
2,069,188	Polish Zloty	464,252	Euro	Goldman Sachs International	02/04/16	863
10,383,677	Polish Zloty	2,336,654	Euro	Goldman Sachs International	02/04/16	(13,676)
738,182	Polish Zloty	173,769	Euro	JPMorgan Chase Bank N.A.	02/04/16	9,031
Total						$(144,813)

Unconstrained Bond
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
2,616,262	Australian Dollar	$1,875,729	State Street Bank London	03/16/16	$(27,844)
400,646	Australian Dollar	287,927	Royal Bank Of Canada	03/16/16	(4,948)
19,972	Australian Dollar	14,276	Deutsche Bank AG	03/16/16	(170)
47,114	Australian Dollar	33,717	Royal Bank Of Canada	03/16/16	(440)
683,081	Australian Dollar	483,615	State Street Bank London	03/16/16	(1,149)
3,943,625	Australian Dollar	2,785,185	Royal Bank Of Canada	03/16/16	226
3,563,702	Australian Dollar	2,491,028	State Street Bank London	03/16/16	26,041
1,834,132	Australian Dollar	1,283,571	Deutsche Bank AG	03/16/16	11,889
1,050,110	Australian Dollar	734,132	State Street Bank London	03/16/16	7,568
2,295,019	Australian Dollar	1,579,983	State Street Bank London	03/16/16	41,006
2,140,545	Canadian Dollar	1,574,486	State Street Bank London	03/16/16	(46,497)
2,829,347	Canadian Dollar	2,062,281	Deutsche Bank AG	03/16/16	(42,604)
574,735	Canadian Dollar	418,385	Royal Bank Of Canada	03/16/16	(8,121)
7,301,482	Canadian Dollar	5,331,806	Societe Generale	03/16/16	(119,777)
1,855,201	Canadian Dollar	1,329,779	State Street Bank London	03/16/16	(5,477)
157,752	Canadian Dollar	111,650	State Street Bank London	03/16/16	958
3,670,162	Canadian Dollar	2,603,321	Deutsche Bank AG	03/16/16	16,557
1,972,839	Canadian Dollar	1,398,591	State Street Bank London	03/16/16	9,684
6,913,297	Canadian Dollar	4,790,820	State Street Bank London	03/16/16	144,111
1,386,609	Canadian Dollar	957,338	State Street Bank London	03/16/16	32,467
2,073,583	Canadian Dollar	1,432,013	State Street Bank London	03/16/16	48,177
199,266	Euro	219,434	State Street Bank London	03/16/16	(3,333)
51,392	Euro	56,593	State Street Bank London	03/16/16	(860)
245,824	Euro	271,561	Royal Bank Of Canada	03/16/16	(4,968)
43,928	Euro	48,527	Royal Bank Of Canada	03/16/16	(888)
238,159	Euro	260,837	Deutsche Bank AG	03/16/16	(2,557)
184,733	Euro	202,902	State Street Bank London	03/16/16	(2,562)
97,957	Euro	107,592	State Street Bank London	03/16/16	(1,359)
638,553	Euro	698,749	State Street Bank London	03/16/16	(6,248)
2,849,039	Euro	3,117,618	State Street Bank London	03/16/16	(27,876)
389,811	Euro	424,192	Royal Bank Of Canada	03/16/16	(1,448)
294,651	Euro	321,287	Royal Bank Of Canada	03/16/16	(1,743)
1,131,562	Euro	1,237,736	State Street Bank London	03/16/16	(10,574)
455,088	Euro	488,788	Royal Bank Of Canada	03/16/16	4,748
323,291	Euro	347,231	Royal Bank Of Canada	03/16/16	3,373
52,342	Euro	56,817	State Street Bank London	03/16/16	(53)
222,228	Euro	241,228	State Street Bank London	03/16/16	(225)
107,958	Euro	117,485	Deutsche Bank AG	03/16/16	(406)
190,466	Euro	207,817	State Street Bank London	03/16/16	(1,260)
901,936	Euro	980,652	Goldman Sachs International	03/16/16	(2,515)
109,790	Euro	119,372	Goldman Sachs International	03/16/16	(306)
186,667	Euro	204,535	State Street Bank London	03/16/16	(2,097)
224,000	Euro	245,441	State Street Bank London	03/16/16	(2,517)
508,672	Euro	553,425	Royal Bank Of Canada	03/16/16	(1,778)
1,202,680	Euro	1,311,919	State Street Bank London	03/16/16	(7,630)
165,039	Euro	180,029	State Street Bank London	03/16/16	(1,047)
235,024	Euro	256,371	State Street Bank London	03/16/16	(1,491)
96,397	Euro	105,492	Societe Generale	03/16/16	(950)
84,345	Euro	92,054	State Street Bank London	03/16/16	(583)
533,271	Euro	582,012	State Street Bank London	03/16/16	(3,687)
117,706	Euro	127,653	Goldman Sachs International	03/16/16	(3)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

1,238,308	Euro	1,342,957	Goldman Sachs International	03/16/16	(30)
207,837	Euro	226,251	State Street Bank London	03/16/16	(855)
81,300	Euro	88,819	Goldman Sachs International	03/16/16	(651)
193,748	Euro	211,340	State Street Bank London	03/16/16	(1,223)
225,492	Euro	245,967	State Street Bank London	03/16/16	(1,424)
23,932,620	Japanese Yen	197,252	Deutsche Bank AG	03/16/16	630
90,357,059	Japanese Yen	744,053	Royal Bank Of Canada	03/16/16	3,046
497,332,906	Japanese Yen	4,095,331	Royal Bank Of Canada	03/16/16	16,764
30,678,413	Japanese Yen	250,651	State Street Bank London	03/16/16	3,007
12,276,591	Japanese Yen	101,337	Royal Bank Of Canada	03/16/16	169
31,617,741	Japanese Yen	262,709	State Street Bank London	03/16/16	(1,285)
18,576,176	Japanese Yen	154,557	State Street Bank London	03/16/16	(963)
41,249,026	Japanese Yen	348,446	Royal Bank Of Canada	03/16/16	(7,387)
27,028,326	Japanese Yen	228,724	Deutsche Bank AG	03/16/16	(5,246)
11,720,831	Japanese Yen	99,186	Deutsche Bank AG	03/16/16	(2,275)
65,990,164	Japanese Yen	559,316	Royal Bank Of Canada	03/16/16	(13,690)
10,508,300	Japanese Yen	89,961	State Street Bank London	03/16/16	(3,075)
145,102,313	Japanese Yen	1,228,661	Goldman Sachs International	03/16/16	(28,913)
18,975,690	Japanese Yen	160,281	State Street Bank London	03/16/16	(3,385)
2,098,097	Mexican Peso	120,298	Royal Bank Of Canada	03/16/16	(4,960)
10,609,788	Mexican Peso	615,831	State Street Bank London	03/16/16	(32,581)
1,678,248	Mexican Peso	89,837	State Street Bank London	03/16/16	2,421
1,715,285	Mexican Peso	93,182	Goldman Sachs International	03/16/16	1,113
1,537,862	New Zealand Dollar	1,013,067	State Street Bank London	03/16/16	(19,728)
1,354,174	New Zealand Dollar	906,423	Societe Generale	03/16/16	(31,732)
1,298,597	New Zealand Dollar	873,534	Royal Bank Of Canada	03/16/16	(34,741)
390,514	New Zealand Dollar	263,094	State Street Bank London	03/16/16	(10,852)
1,343,801	New Zealand Dollar	905,903	State Street Bank London	03/16/16	(37,913)
2,973,621	New Zealand Dollar	1,966,366	State Street Bank London	03/16/16	(45,639)
802,865	New Zealand Dollar	525,877	State Street Bank London	03/16/16	(7,288)
865,290	New Zealand Dollar	565,774	Goldman Sachs International	03/16/16	(6,864)
4,233,416	New Zealand Dollar	2,721,219	State Street Bank London	03/16/16	13,238
2,278,523	New Zealand Dollar	1,459,166	State Street Bank London	03/16/16	12,582
1,280,339	New Zealand Dollar	824,769	Royal Bank Of Canada	03/16/16	2,230
397,667	New Zealand Dollar	258,046	State Street Bank London	03/16/16	(1,184)
11,521,683	Norwegian Krone	1,332,295	Societe Generale	03/16/16	(5,734)
50,854,040	Norwegian Krone	5,839,453	State Street Bank London	03/16/16	15,679
9,732,733	Norwegian Krone	1,106,256	State Street Bank London	03/16/16	14,332
8,248,876	Norwegian Krone	937,500	State Street Bank London	03/16/16	12,243
14,665,563	Norwegian Krone	1,659,845	State Street Bank London	03/16/16	28,689
2,100,796	Norwegian Krone	237,752	Royal Bank Of Canada	03/16/16	4,125
4,070,417	Norwegian Krone	457,291	State Street Bank London	03/16/16	11,360
18,397	Pound Sterling	27,854	Royal Bank Of Canada	03/16/16	(1,638)
397,277	Pound Sterling	598,214	Deutsche Bank AG	03/16/16	(32,092)
920,042	Pound Sterling	1,394,682	State Street Bank London	03/16/16	(83,619)
1,953,799	Pound Sterling	2,962,643	Societe Generale	03/16/16	(178,471)
516,474	Pound Sterling	782,175	State Street Bank London	03/16/16	(46,197)
316,229	Pound Sterling	475,520	State Street Bank London	03/16/16	(24,892)
18,079	Pound Sterling	26,961	Royal Bank Of Canada	03/16/16	(1,198)
540,454	Pound Sterling	802,077	State Street Bank London	03/16/16	(31,928)
356,239	Pound Sterling	527,866	State Street Bank London	03/16/16	(20,224)
3,798,771	Pound Sterling	5,623,321	State Street Bank London	03/16/16	(210,055)
1,109,946	Pound Sterling	1,601,286	Goldman Sachs International	03/16/16	(19,608)
27,295	Pound Sterling	39,172	State Street Bank London	03/16/16	(276)
892,152	Pound Sterling	1,276,044	Royal Bank Of Canada	03/16/16	(4,724)
282,972	Pound Sterling	404,837	State Street Bank London	03/16/16	(1,600)
80,321	Pound Sterling	114,912	State Street Bank London	03/16/16	(454)
43,613	Pound Sterling	61,813	Societe Generale	03/16/16	336
32,051	Pound Sterling	45,346	State Street Bank London	03/16/16	327
193,811	Pound Sterling	276,667	Goldman Sachs International	03/16/16	(486)
134,479	Pound Sterling	192,517	Goldman Sachs International	03/16/16	(884)
22,128	Pound Sterling	31,678	Goldman Sachs International	03/16/16	(145)
5,200,292	South African Rand	338,339	Royal Bank Of Canada	03/16/16	(13,645)
5,868,754	Swedish Krona	697,416	Societe Generale	03/16/16	(12,797)
52,071,123	Swedish Krona	6,128,242	State Street Bank London	03/16/16	(53,895)
3,321,163	Swedish Krona	395,570	State Street Bank London	03/16/16	(8,140)
3,156,574	Swedish Krona	376,208	State Street Bank London	03/16/16	(7,979)
14,000,583	Swedish Krona	1,633,504	Royal Bank Of Canada	03/16/16	(269)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

9,153,987	Swedish Krona	1,075,842	Goldman Sachs International	03/16/16	(7,986)
2,160,642	Swedish Krona	252,608	Royal Bank Of Canada	03/16/16	(559)
8,081,305	Swedish Krona	943,505	State Street Bank London	03/16/16	(781)
208,065	Swiss Franc	211,739	State Street Bank London	03/16/16	(8,265)
293,506	Swiss Franc	297,755	Deutsche Bank AG	03/16/16	(10,726)
405,950	Swiss Franc	411,126	State Street Bank London	03/16/16	(14,134)
1,581,318	Swiss Franc	1,592,145	State Street Bank London	03/16/16	(45,722)
1,434,888	Swiss Franc	1,436,195	State Street Bank London	03/16/16	(32,971)
1,452,841	Swiss Franc	1,457,037	State Street Bank London	03/16/16	(36,256)
996,297	Swiss Franc	993,912	State Street Bank London	03/16/16	(19,600)
796,717	Swiss Franc	794,176	State Street Bank London	03/16/16	(15,040)
1,460,534	Swiss Franc	1,433,442	State Street Bank London	03/16/16	(5,138)
Total					$(1,120,907)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
953,692	Australian Dollar	$666,268	Goldman Sachs International	03/16/16	$(7,331)
2,126,704	Australian Dollar	1,491,139	Goldman Sachs International	03/16/16	(10,968)
51,641	Australian Dollar	36,957	Royal Bank Of Canada	03/16/16	483
1,367,314	Australian Dollar	978,525	Royal Bank Of Canada	03/16/16	12,781
679,069	Australian Dollar	470,731	Royal Bank Of Canada	03/16/16	(8,901)
2,450,834	Australian Dollar	1,764,968	Societe Generale	03/16/16	33,926
6,945,748	Australian Dollar	4,992,951	State Street Bank London	03/16/16	87,118
1,065,034	Australian Dollar	731,252	State Street Bank London	03/16/16	(20,989)
2,352,160	Canadian Dollar	1,651,154	Goldman Sachs International	03/16/16	(27,892)
1,262,974	Canadian Dollar	890,654	Goldman Sachs International	03/16/16	(10,897)
16,175,223	Canadian Dollar	11,774,931	Royal Bank Of Canada	03/16/16	228,543
1,043,712	Canadian Dollar	740,928	Royal Bank Of Canada	03/16/16	(4,107)
3,570,834	Canadian Dollar	2,471,636	Royal Bank Of Canada	03/16/16	(77,339)
3,093,970	Canadian Dollar	2,129,601	Royal Bank Of Canada	03/16/16	(78,973)
385,764	Canadian Dollar	281,315	State Street Bank London	03/16/16	5,944
465,513	Canadian Dollar	334,702	State Street Bank London	03/16/16	2,404
204,902	Canadian Dollar	147,553	State Street Bank London	03/16/16	1,287
1,420,695	Canadian Dollar	1,021,925	State Street Bank London	03/16/16	7,788
665,147	Canadian Dollar	470,764	State Street Bank London	03/16/16	(4,039)
187,764	Canadian Dollar	132,954	State Street Bank London	03/16/16	(1,078)
321,592	Canadian Dollar	229,134	State Street Bank London	03/16/16	(428)
352,907	Euro	386,511	Deutsche Bank AG	03/16/16	3,788
4,593	Euro	5,030	Deutsche Bank AG	03/16/16	49
122,486	Euro	133,295	Deutsche Bank AG	03/16/16	461
173,423	Euro	188,728	Deutsche Bank AG	03/16/16	653
1,120,109	Euro	1,234,131	Royal Bank Of Canada	03/16/16	19,389
28,332	Euro	31,150	Royal Bank Of Canada	03/16/16	424
409,981	Euro	450,761	Royal Bank Of Canada	03/16/16	6,143
107,890	Euro	116,861	Royal Bank Of Canada	03/16/16	(144)
604,206	Euro	656,296	Royal Bank Of Canada	03/16/16	1,044
69,462	Euro	75,589	Royal Bank Of Canada	03/16/16	258
330,287	Euro	360,145	Royal Bank Of Canada	03/16/16	1,953
261,232	Euro	288,079	Societe Generale	03/16/16	4,776
229,683	Euro	253,288	Societe Generale	03/16/16	4,200
1,764,657	Euro	1,946,011	Societe Generale	03/16/16	32,266
1,419,308	Euro	1,553,213	Societe Generale	03/16/16	13,994
87,158	Euro	95,381	Societe Generale	03/16/16	859
1,050,032	Euro	1,156,306	State Street Bank London	03/16/16	17,561
2,239,701	Euro	2,457,915	State Street Bank London	03/16/16	28,992
10,905,227	Euro	11,933,263	State Street Bank London	03/16/16	106,701
15,363,432	Euro	16,811,743	State Street Bank London	03/16/16	150,322
366,462	Euro	397,391	State Street Bank London	03/16/16	(31)
414,634	Euro	454,445	State Street Bank London	03/16/16	4,780
166,374	Euro	181,880	State Street Bank London	03/16/16	1,450
936,280	Euro	1,016,332	State Street Bank London	03/16/16	950
427,510	Euro	466,456	State Street Bank London	03/16/16	2,828
24,741	Euro	26,995	State Street Bank London	03/16/16	164
2,695,094	Euro	2,953,068	State Street Bank London	03/16/16	30,278
436,457	Euro	476,349	State Street Bank London	03/16/16	3,018
137,846	Euro	149,563	State Street Bank London	03/16/16	71
157,285	Euro	170,654	State Street Bank London	03/16/16	81

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

100,289	Euro	109,395	State Street Bank London	03/16/16	633
44,563,200	Japanese Yen	377,167	Goldman Sachs International	03/16/16	8,705
63,238,200	Japanese Yen	521,591	Societe Generale	03/16/16	(1,281)
51,610,950	Japanese Yen	427,597	Societe Generale	03/16/16	862
107,558,282	Japanese Yen	886,026	State Street Bank London	03/16/16	(3,297)
163,701,342	Japanese Yen	1,351,674	State Street Bank London	03/16/16	(1,857)
184,136,050	Japanese Yen	1,549,967	State Street Bank London	03/16/16	27,476
19,334,256	Japanese Yen	164,547	State Street Bank London	03/16/16	4,686
87,553,458	Japanese Yen	746,470	State Street Bank London	03/16/16	22,552
142,991,570	Japanese Yen	1,224,138	State Street Bank London	03/16/16	41,842
2,586,046	Mexican Peso	151,244	Royal Bank Of Canada	03/16/16	9,082
48,300,544	Mexican Peso	2,803,542	State Street Bank London	03/16/16	148,325
154,166	Mexican Peso	8,948	State Street Bank London	03/16/16	473
1,594,355	Mexican Peso	91,433	State Street Bank London	03/16/16	3,786
1,717,845	Mexican Peso	92,430	State Street Bank London	03/16/16	(2,005)
2,837,630	New Zealand Dollar	1,905,667	Deutsche Bank AG	03/16/16	72,779
886,093	New Zealand Dollar	573,621	Goldman Sachs International	03/16/16	1,274
671,693	New Zealand Dollar	451,831	Royal Bank Of Canada	03/16/16	17,970
24,285,828	New Zealand Dollar	16,336,469	Royal Bank Of Canada	03/16/16	649,717
255,595	New Zealand Dollar	172,450	Royal Bank Of Canada	03/16/16	7,355
622,280	New Zealand Dollar	411,234	Royal Bank Of Canada	03/16/16	9,289
746,625	New Zealand Dollar	483,903	Royal Bank Of Canada	03/16/16	1,641
8,256,152	New Zealand Dollar	5,582,397	Societe Generale	03/16/16	249,566
803,688	New Zealand Dollar	535,357	State Street Bank London	03/16/16	16,237
213,341	New Zealand Dollar	145,795	State Street Bank London	03/16/16	7,993
1,330,568	New Zealand Dollar	907,181	State Street Bank London	03/16/16	47,738
1,295,910	New Zealand Dollar	883,979	State Street Bank London	03/16/16	46,922
297,668	New Zealand Dollar	196,839	State Street Bank London	03/16/16	4,569
257,614	New Zealand Dollar	165,593	State Street Bank London	03/16/16	(806)
2,767,340	New Zealand Dollar	1,781,337	State Street Bank London	03/16/16	(6,149)
226,548	New Zealand Dollar	145,081	State Street Bank London	03/16/16	(1,251)
326,861	New Zealand Dollar	211,839	State Street Bank London	03/16/16	712
3,644,896	Norwegian Krone	419,493	Deutsche Bank AG	03/16/16	(166)
6,023,425	Norwegian Krone	675,295	Deutsche Bank AG	03/16/16	(18,219)
6,258,010	Norwegian Krone	715,719	Goldman Sachs International	03/16/16	(4,803)
2,916,607	Norwegian Krone	334,390	Royal Bank Of Canada	03/16/16	(1,417)
2,156,207	Norwegian Krone	240,549	Royal Bank Of Canada	03/16/16	(7,708)
8,729,860	Norwegian Krone	995,170	State Street Bank London	03/16/16	(9,951)
6,964,819	Norwegian Krone	778,023	State Street Bank London	03/16/16	(23,878)
2,256,402	Norwegian Krone	253,400	State Street Bank London	03/16/16	(6,393)
11,992,887	Norwegian Krone	1,365,771	State Street Bank London	03/16/16	(15,043)
3,744,983	Norwegian Krone	422,355	State Street Bank London	03/16/16	(8,827)
6,994,802	Norwegian Krone	806,829	State Street Bank London	03/16/16	1,475
1,176,258	Pound Sterling	1,715,278	Deutsche Bank AG	03/16/16	39,105
649,625	Pound Sterling	988,409	Royal Bank Of Canada	03/16/16	62,690
302,759	Pound Sterling	458,474	Royal Bank Of Canada	03/16/16	27,041
18,906	Pound Sterling	27,657	Royal Bank Of Canada	03/16/16	716
1,407,571	Pound Sterling	2,059,068	Royal Bank Of Canada	03/16/16	53,273
641,217	Pound Sterling	972,309	Societe Generale	03/16/16	58,572
1,333	Pound Sterling	2,021	Societe Generale	03/16/16	122
352,782	Pound Sterling	534,863	State Street Bank London	03/16/16	32,147
554,690	Pound Sterling	840,969	State Street Bank London	03/16/16	50,533
4,666,509	Pound Sterling	7,017,128	State Street Bank London	03/16/16	367,332
2,954,638	Pound Sterling	4,442,951	State Street Bank London	03/16/16	232,579
603,663	Pound Sterling	879,193	State Street Bank London	03/16/16	18,970
218,668	Pound Sterling	318,706	State Street Bank London	03/16/16	7,104
1,429,270	Pound Sterling	2,051,188	State Street Bank London	03/16/16	14,472
19,338	Pound Sterling	27,666	State Street Bank London	03/16/16	109
499,125	Pound Sterling	706,167	State Street Bank London	03/16/16	(5,088)
89,624	Pound Sterling	127,619	State Street Bank London	03/16/16	(95)
543,289	Pound Sterling	779,750	State Street Bank London	03/16/16	5,561
34,082,763	South African Rand	2,238,378	State Street Bank London	03/16/16	110,330
7,947,044	Swedish Krona	936,908	Deutsche Bank AG	03/16/16	9,847
5,124,887	Swedish Krona	602,467	Deutsche Bank AG	03/16/16	4,624
1,303,195	Swedish Krona	152,382	Goldman Sachs International	03/16/16	358
15,705	Swedish Krona	1,866	Societe Generale	03/16/16	34
18,655,862	Swedish Krona	2,219,456	State Street Bank London	03/16/16	43,160
4,107,526	Swedish Krona	486,382	State Street Bank London	03/16/16	7,219

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

5,556,032	Swedish Krona	650,753	State Street Bank London	03/16/16	2,615
4,767,510	Swedish Krona	567,933	State Street Bank London	03/16/16	11,780
17,729,139	Swedish Krona	2,074,773	State Street Bank London	03/16/16	6,583
7,715,070	Swedish Krona	908,457	State Street Bank London	03/16/16	8,457
7,962,977	Swedish Krona	931,219	State Street Bank London	03/16/16	2,300
1,225,976	Swedish Krona	143,865	State Street Bank London	03/16/16	849
570,668	Swiss Franc	571,903	Deutsche Bank AG	03/16/16	13,828
1,010,469	Swiss Franc	1,004,432	Goldman Sachs International	03/16/16	16,262
198,834	Swiss Franc	196,819	Goldman Sachs International	03/16/16	2,372
232,045	Swiss Franc	231,107	Royal Bank Of Canada	03/16/16	4,183
12,209,900	Swiss Franc	12,447,777	Societe Generale	03/16/16	507,315
1,795,030	Swiss Franc	1,819,170	State Street Bank London	03/16/16	63,752
1,641,893	Swiss Franc	1,659,190	State Street Bank London	03/16/16	53,529
652,186	Swiss Franc	657,131	State Street Bank London	03/16/16	19,337
513,702	Swiss Franc	516,647	State Street Bank London	03/16/16	14,281
268,679	Swiss Franc	264,578	State Street Bank London	03/16/16	1,828
Total					$ 3,725,204

     At January 31, 2016, Emerging Markets Debt had outstanding interest rate swaps as follows:

Counterparty	Notional Amount(1)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(2)
Goldman Sachs International	BRL	9,403,801	Pay	1-day Overnight Brazil (CETIP)	13.27%	1/2/17	$(37,667)
Goldman Sachs International	BRL	3,811,089	Pay	1-day Overnight Brazil (CETIP)	11.81%	1/2/18	(79,263)
Goldman Sachs International	BRL	12,431,344	Pay	1-day Overnight Brazil (CETIP)	12.86%	1/2/18	(150,288)
Goldman Sachs International	BRL	1,757,009	Receive	1-day Overnight Brazil (CETIP)	12.89%	1/2/19	(37,157)
Goldman Sachs International	BRL	5,376,538	Receive	1-day Overnight Brazil (CETIP)	13.39%	1/2/19	(90,462)
Goldman Sachs International	BRL	3,622,798	Pay	1-day Overnight Brazil (CETIP)	12.73%	1/4/21	(151,761)
Goldman Sachs International	BRL	1,851,443	Pay	1-day Overnight Brazil (CETIP)	10.84%	1/2/23	(198,027)
Goldman Sachs International	BRL	1,000,000	Pay	1-day Overnight Brazil (CETIP)	11.99%	1/2/23	(76,802)
J.P. Morgan Chase Bank, N.A.	CLP	377,165,467	Pay	1-day Sinacofi Chile Interbank Rate (CLICO)	4.72%	6/5/25	(5,925)
Goldman Sachs International	CLP	120,000,000	Pay	1-day Sinacofi Chile Interbank Rate (CLICO)	4.63%	8/21/25	(1,305)
J.P. Morgan Chase Bank, N.A.	CNY	3,500,000	Receive	7-day China Fixing Repo Rate (CNRR007)	2.44%	1/26/21	1,156
J.P. Morgan Chase Bank, N.A.	COP	7,627,733,851	Pay	1-day Colombia Overnight Interbank Reference Rate	5.41%	9/21/17	30,609
Goldman Sachs International	COP	3,700,000,000	Pay	1-day Colombia Overnight Interbank Reference Rate	6.78%	12/15/20	4,091
J.P. Morgan Chase Bank, N.A.	COP	1,996,968,691	Pay	1-day Colombia Overnight Interbank Reference Rate	7.11%	1/22/21	(5,051)
J.P. Morgan Chase Bank, N.A.	COP	6,000,000,000	Pay	1-day Colombia Overnight Interbank Reference Rate	5.57%	10/8/17	20,137
J.P. Morgan Chase Bank, N.A.	CZK	95,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.54%	2/16/20	(36,419)
Goldman Sachs International	CZK	17,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.57%	12/16/20	(7,489)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Goldman Sachs International	CZK	14,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.61%	8/5/20	(7,339)
Goldman Sachs International	HUF	991,365,843	Pay	6-month Budapest Interbank Offer Rate ( BUBOR)	2.45%	7/11/16	(16,461)
J.P. Morgan Chase Bank, N.A.	HUF	300,000,000	Pay	6-month Budapest Interbank Offer Rate ( BUBOR)	4.29%	8/4/24	(175,683)
J.P. Morgan Chase Bank, N.A.	HUF	1,079,898,824	Pay	6-month Budapest Interbank Offer Rate ( BUBOR)	1.77%	7/17/17	(22,463)
J.P. Morgan Chase Bank, N.A.	ILS	16,500,000	Receive	3-month Tel Aviv Interbank Offer Rate (TELEBOR)	1.14%	3/24/19	10,937
Goldman Sachs International	MXN	70,553,511	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.82%	6/27/19	48,901
Goldman Sachs International	MXN	28,033,731	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.90%	9/12/22	37,809
Goldman Sachs International	MXN	22,148,604	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.36%	9/5/25	41,571
Goldman Sachs International	MXN	21,951,086	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.21%	12/8/25	23,615
Goldman Sachs International	MXN	47,996,164	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	4.23%	1/18/18	(6,958)
Goldman Sachs International	MYR	2,500,000	Receive	3-month Kuala Lumpur Interbank Offered Rate (KLIBOR)	4.37%	12/15/20	14,574
Goldman Sachs International	PLN	2,000,000	Pay	6-month Poland Warsaw Interbank Rate (WIBOR)	0.95%	9/22/25	(4,693)
Goldman Sachs International	PLN	6,800,000	Pay	6-month Poland Warsaw Interbank Rate (WIBOR)	3.31%	2/3/16	(340)
J.P. Morgan Chase Bank, N.A.	ZAR	6,400,000	Pay	3-month Johanesburg Interbank Agreed Rate (JIBAR)	8.53%	10/2/28	(11,102)
Goldman Sachs International	ZAR	6,100,000	Pay	3-month Johanesburg Interbank Agreed Rate (JIBAR)	8.76%	1/16/29	(4,005)
J.P. Morgan Chase Bank, N.A.	ZAR	7,800,000	Pay	3-month Johanesburg Interbank Agreed Rate (JIBAR)	8.08%	10/2/23	(15,979)
							$(909,239)
(1)
Notional amount is stated in the currency in which the swap is denominated.
BRL = Brazilian Real
CLP = Chilean Peso
CNY= Chinese Yuan Renminbi
COP = Colombian Peso
CZK= Czech Republic Koruna
HUF = Hungarian Forint
ILS = Israeli Shekel
MXN = Mexican Peso
MYR = Malaysian Ringgit
PLN = Polish Zloty
ZAR = South African Rand

(2)	Total Fair Value reflects the appreciation (depreciation) of the interest rate swap contracts plus accrued interest as of January 31, 2016.
At January 31, 2016, Unconstrained Bond had outstanding centrally cleared credit default swaps as follows:

Centrally Cleared Credit Default Swap Contracts — Buy Protection
Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	Markit CDX Emerging Markets Index	$20,286,000	1.00%	December 20, 2020	$2,331,697	$(1,926,036)	$405,660	$(23,667)	$381,993
Total					$2,331,697	$(1,926,036)	$405,660	$(23,667)	$381,993
* The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

Centrally Cleared Credit Default Swap Contracts — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
CME Group, Inc.	Markit CDX North American High Yield Index	$21,681,000	5.00%	June 20, 2020	$548,012	$(915,155)	$(367,143)	$125,635	$(241,508)
ICE Clear Credit LLC	Markit CDX North American Investment Grade Index	5,600,000	1.00%	December 20, 2020	$(2,846)	$(54,600)	$(57,446)	$6,533	$(50,913)
Total					$545,166	$(969,755)	$(424,589)	$132,168	$(292,421)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

* The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

§§     Affiliated issuer.

 Investments in Affiliates(1):
	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2016	Value January 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Strategic Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	14,077,939	185,603	(5,970,149)	8,293,393	$66,757,788	$1,516,115	$(11,704,316)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 28, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 28, 2016
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: March 28, 2016